As filed with the Securities and Exchange Commission on September 29, 1995

                                                        Registration No. 2-65223

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC  20549
                              --------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO. ______                    [ ]


                        POST-EFFECTIVE AMENDMENT NO.  34                     [X]


                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]


                                Amendment No. 36


                           QUEST FOR VALUE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 ONE WORLD FINANCIAL CENTER, NEW YORK, NY  10281
                    (Address of Principal Executive Offices)

                                 (212) 667-7495
                         (Registrant's Telephone Number)

                             Thomas E. Duggan, Esq.
                           One World Financial Center
                               New York, NY  10281
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  On March 1, 1994 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)

[X]  pursuant to paragraph (a) of Rule 485 or 486

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 and has filed its report pursuant to that Rule for the fiscal year ended October 31, 1994 on December 14, 1994.

CROSS REFERENCE SHEET

Form N-1A
Item
Part A       Caption                       Prospectus
------       -------                       ----------
   1.        Cover Page                    Cover Page


   2.        Synopsis                      Summary of Fund Expenses

   3.        Condensed Financial           Financial Highlights
             Information


   4.        General Description of        Investment Objectives of the Funds;
             Registrant                    Investment Restrictions;
                                           andTechniques; Additional
                                           Information



   5.        Management of the Fund        Investment Management Agreement;
                                           Additional Information


   6.        Capital Stock and Other       Dividends and Distributions; Tax
             Securities                    Status; Additional Information

   7.        Purchase of Securities        How to Buy Shares; Additional
                                           Information

   8.        Redemption or Repurchase      How to Redeem Shares; Exchanging
                                           Shares; Additional Information

   9.        Legal Proceedings             N/A

Part B       Caption                       Statement of Additional Information
------       -------                       -----------------------------------
   10.       Cover Page                    Cover Page

   11.       Table of Contents             Table of Contents

   12.       General Information and       N/A
             History

   13.       Investment Objectives and     Investment Policies and Special
             Policies                      Investment Methods; Risk of Stock
                                           Index Futures and Related Options;
                                           Investment Restrictions

   14.       Management of the Fund        Directors and Officers

   15.       Control Persons and           Directors and Officers
             Principal Holders of
             Securities


   16.       Investment Advisory and       Investment Management Services;
             Other Services                Distribution and service Plan;
                                           Additional Information


   17.       Brokerage Allocation          Investment Management Services

   18.       Capital Stock and Other       Additional Information
             Securities

   19.       Purchase, Redemption and      Determination of Net Asset Value
             Pricing of Securities

   20.       Tax Status                    N/A

   21.       Underwriters                  Additional Information

   22.       Calculations of               Portfolio Yield and Total Return
             Performance Data              Information

   23.       Financial Statements          Financial Statements

                THE FUNDS COVERED BY THIS PROSPECTUS ARE:


Equity:        Quest for Value Fund, Inc.
               Small Capitalization Fund
               Growth and Income Fund
Flexible:      Opportunity Fund
Global Equity: Quest for Value Global Equity Fund, Inc.


               This Prospectus sets forth basic information about the Funds, including applicable sales and distribution fees, that you should understand before investing. You should read it carefully and retain it for future reference. Statements of Additional Information dated November 23,, 1995 for each of the Quest for Value Global Equity Fund, Inc., Quest for Value Family of Funds and Quest for Value Fund, Inc. (the "SAIs"), have been filed with the Securities and Exchange Commission and are incorporated by reference in this Prospectus. You can obtain a copy of the SAIs without charge by contacting Shareholder Services, Inc., at the address or telephone number listed on the back cover. SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


               The Funds offer three separate classes of shares: Class A, B and C shares. Shares of each Class represent an identical interest in the investment portfolio of a Fund, and generally have the same rights, but are offered under different sales charge and distribution fee arrangements. The offering of Class A, B and C shares presents the investor with the opportunity to choose the sales charge and distribution fee arrangement which is most beneficial, depending on the amount of purchase, the length of time the investor expects to hold the shares, and other circumstances.

               Shares of each Class are offered at the net asset value next determined after receipt of your purchase order plus an initial ("front-end") sales charge for purchases of Class A shares, or a deferred sales charge for purchases of Class B or Class C shares. (See "How to Buy Shares," p. _) Class B and C shares bear a higher ongoing distribution fee than Class A shares, and investors should understand that over time the accumulated distribution charges on Class B and C shares may exceed the amount of the initial sales charge and ongoing distribution fee on Class A shares.



               NOVEMBER   , 1995


               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               QUEST FOR VALUE is a registered service mark of Oppenheimer
               Capital

The following table sets forth the fees and expenses estimated to have been incurred if the new Investment Advisory Agreement with Oppenheimer Management Corporation, the new Distribution Plans with Oppenheimer Funds Distributor and other agreements entered into pursuant to the recent acquisition by OMC of certain assets of Quest for Value Advisors had been in effect throughout the periods shown:

                            SUMMARY OF FUND EXPENSES


Period: Fiscal Year Ended October 31, 1994 with respect to Quest for Value Fund, Inc., Small Capitalization, Opportunity and Growth and Income Funds and Fiscal Year Ended November 30, 1994 with respect to the Global Equity Fund.



                       QUEST FOR        GROWTH AND                             SMALL
                       VALUE FUND         INCOME         OPPORTUNITY      CAPITALIZATION        GLOBAL EQUITY
                  ----------------- ----------------- ----------------- ----------------- -----------------------------
CLASS OF SHARES:     A     B     C     A     B     C     A     B     C     A     B     C     A         B         C

SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Initial
 Sales Load
 Imposed on
 Purchase (as a
 % of offering
 price). . . .    5.75% none  none  5.75% none  none  5.75% none  none  5.75% none  none  5.75%     none      none
Maximum
 Deferred
 Sales
 Load(1) . . .    none  5.00% 1.00% none  5.00% 1.00% none  5.00% 1.00% none  5.00% 1.00% none      5.00%     1.00%
Maximum Sales
 Load
 Imposed On
 Reinvested
 Dividends . .    none  none  none  none  none  none  none  none  none  none  none  none  none      none      none
Redemption
 Fee . . . . .    none  none  none  none  none  none  none  none  none  none  none  none  none      none      none
Exchange Fee .    none  none  none  none  none  none  none  none  none  none  none  none  none      none      none
ANNUAL FUND
 OPERATING
 EXPENSES
 (AS A % OF
 AVERAGE
 NET ASSETS)
Management Fee
 (2) . . . . .    1.00% 1.00% 1.00%  .85%  .85%  .85% 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%  .75%      .75%      .75%
12b-1 Fee
 (including
 service fees
 of .25%). . .     .50% 1.00% 1.00%  .40% 1.00% 1.00%  .50% 1.00% 1.00%  .50% 1.00% 1.00%  .50%     1.00%     1.00%
Other
 Expenses. . .     .21%  .24%  .28% 1.07% 1.08% 1.25%  .28%  .34%  .35%  .38%  .48%  .59%  .68% (3)  .76% (3)  .91% (3)
                  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----      ----      ----

TOTAL FUND
 OPERATING
 EXPENSES. . .    1.71% 2.24% 2.28% 2.32% 2.93% 3.10% 1.78% 2.34% 2.35% 1.88% 2.48% 2.59% 1.93%     2.51%     2.66%
                  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----      ----      ----
                  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----  ----      ----      ----

EXAMPLE 1: You would pay the following expenses over the indicated periods in each of the Funds on a $1,000 investment assuming
(a) payment of the maximum sales charge, (b) a 5% annual return, and (c) retention of shares at the end of the time period. 10-year figures for Class B shares assume conversion to Class A shares after six years.

1 Year . . . .    $ 74  $ 23  $ 23  $ 80  $ 30  $ 31  $ 75  $ 24  $ 24  $ 76  $ 25  $ 26  $ 76      $ 25      $ 27
3 Years. . . .     108    70    71   126    91    96   110    73    73   113    77    81   115        78        83
5 Years. . . .     145   120   122   174   154   163   148   125   126   153   132   138   156       134       141
10 Years . . .     248   232   262   308   298   341   255   241   269   265   253   292   270       257       299

EXAMPLE 2: You would pay the following expenses over the indicated periods in each of the Funds on a $1,000 investment assuming
(a) payment of the maximum  sales charge, (b) a 5% annual return, and (c) redemption at the end of the time period. 10-year figures for Class B shares assume conversion to Class A shares after six years.

1 Year . . . .    $ 74  $ 73  $ 33  $ 80  $ 80  $ 41  $ 75  $ 74  $ 34  $ 76  $ 75  $ 36  $ 76      $ 75      $ 37
3 Years. . . .     108   100    71   126   121    96   110   103    73   113   107    81   115       108        83
5 Years. . . .     145   140   122   174   174   163   148   145   126   153   152   138   156       154       141
10 Years . . .     248   232   262   308   298   341   255   241   269   265   253   292   270       257       299


THE EXAMPLES SHOULD NOT BE CONSIDERED INDICATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE, AND ACTUAL EXPENSES OR PERFORMANCE MAY VARY FROM THOSE SHOWN.

Investors should be aware that over time, Class B and C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers Rules of Fair Practice.

(1) Purchases of Class A shares of $1 million or more will not be subject to front-end sales charges but a contingent deferred sales charge of 1% will be imposed if the shares are redeemed within the first 18 months after the end of the calendar month of their purchase.
(2) The management fee (with respect to the Global Equity Fund, the management fee combined with the administration fee) is higher than that paid by most other investment companies.
(3)  Includes administration fee of .25% of average net assets.


                              FINANCIAL HIGHLIGHTS


The financial information for the fiscal years set forth below for the Small Capitalization, Opportunity, Growth and Income and Global Equity Funds has been audited by Price Waterhouse LLP, independent accountants, whose unqualified reports thereon appear in the Statements of Additional Information ("SAI(s)"). The financial information for the fiscal years set forth below for Quest for Value Fund has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the SAI. The financial information for the six month period ended April 30, 1995 for the Quest for Value Fund, Opportunity, Growth and Income and Small Capitalization Funds and for the six month period ended May 31, 1995 for the Global Equity Fund is unaudited. All the following information should be read in conjunction with the financial statements and related notes thereto appearing in the SAIs. Further information regarding the performance of each Fund is available in each Fund's Annual Report. Annual Reports may be obtained without charge by calling the Fund at
(800) 232-FUND.




                                    NAV          Net       Net realized    Total from     Dividends    Distribution        Total
                                 Start of    Investment   and unrealized   Investment     from Net       from net        Dividends
                                  period       Income       gain (loss)    Operations    Investment      realized           and
                                               (loss)     on investments                   Income         gain on      Distributions
                                                                                                        investments
QUEST FOR VALUE - CLASS A
Six months ended 4/30/95 (11)    $12.59         $.06            $1.00        $1.06         $(.08)         $(.83)           $(.91)
Year ended 10/31/94. . . . . .    12.51          .09              .50          .59          (.04)          (.47)            (.51)
 ...10/31/93. . . . . . . . . .    11.71          .05             1.34         1.39          (.05)          (.54)            (.59)
 ...10/31/92. . . . . . . . . .    10.61          .04             1.77         1.81          (.07)          (.64)            (.71)
 ...10/31/91. . . . . . . . . .     7.84          .09             2.84         2.93          (.16)            --             (.16)
 ...10/31/90 (9). . . . . . . .     9.85          .18            (1.38)       (1.20)         (.26)          (.55)            (.81)
 ...10/31/89 (9). . . . . . . .     8.99          .24             1.09         1.33          (.10)          (.37)            (.47)
 ...10/31/88 (9). . . . . . . .     7.94          .09             1.38         1.47          (.05)          (.37)            (.42)
5/1/87-10/31/87 (9,10) . . . .     9.44          .03            (1.14)       (1.11)         (.09)          (.30)            (.39)
Year ended 4/30/87 (9) . . . .     9.47          .09              .81          .90          (.07)          (.86)            (.93)
 ...4/30/86 (9) . . . . . . . .     7.40          .06             2.33         2.39          (.09)          (.23)            (.32)
 ...4/30/85 (9) . . . . . . . .     7.69          .10              .99         1.09          (.11)         (1.27)           (1.38)
 ...4/30/84 (9) . . . . . . . .     8.90          .10              .48          .58          (.17)         (1.62)           (1.79)

QUEST FOR VALUE - CLASS B
Six months ended 4/30/95 (11)     12.53          .03              .99         1.02          (.07)          (.83)            (.90)
Year ended 10/31/94. . . . . .    12.51          .02              .50          .52          (.03)          (.47)            (.50)
9/2/93(4) - 10/31/93 . . . . .    12.66(3)      (.01)            (.14)        (.15)           --             --               --

QUEST FOR VALUE - CLASS C
Six months ended 4/30/95 (11)     12.52          .03             1.00         1.03          (.08)          (.83)            (.91)
Year ended 10/31/94. . . . . .    12.50          .01              .51          .52          (.03)          (.47)            (.50)
9/2/93(4) - 10/31/93 . . . . .    12.66(3)      (.01)            (.15)        (.16)           --             --               --

SMALL CAPITALIZATION - CLASS A
Six months ended 4/30/95 (11)     16.33          .05              .22          .27            --           (.42)            (.42)
Year ended 10/31/94. . . . . .    17.68         (.03)             .01         (.02)           --          (1.33)           (1.33)
 ...10/31/93. . . . . . . . . .    14.60         (.04)            4.26         4.22            --          (1.14)           (1.14)
 ...10/31/92. . . . . . . . . .    13.52          .00             1.50         1.50            --           (.42)            (.42)
 ...10/31/91. . . . . . . . . .     8.80         (.05)            4.85         4.80          (.08)            --             (.08)
 ...10/31/90. . . . . . . . . .    10.91          .07            (2.04)       (1.97)         (.08)          (.06)            (.14)
 ...1/1/89(7)-10/31/89. . . . .    10.00(3)       .08              .83          .91            --             --               --

SMALL CAPITALIZATION - CLASS B
Six months ended 4/30/95 (11)     16.24         (.01)             .22          .21            --           (.42)            (.42)
Year ended 10/31/94. . . . . .    17.66         (.11)             .02         (.09)           --          (1.33)           (1.33)
9/2/93(4)-10/31/93 . . . . . .    17.19(3)      (.02)             .49          .47            --             --               --

SMALL CAPITALIZATION - CLASS C
Six months ended 4/30/95 (11)     16.23          .00              .22          .22            --           (.42)             (42)
Year ended 10/31/94. . . . . .    17.67         (.13)             .02         (.11)           --          (1.33)           (1.33)
 ...9/2/93(4) - 10/31/93. . . .    17.19(3)      (.02)             .50          .48            --             --               --

OPPORTUNITY - CLASS A
Six months ended 4/30/95 (11)     19.69          .12             2.25         2.37          (.12)          (.61)            (.73)
Year ended 10/31/94. . . . . .    18.71          .18             1.35         1.53          (.33)          (.22)            (.55)
 ...10/31/93. . . . . . . . . .    16.73          .35             2.02         2.37          (.07)          (.32)            (.39)
 ...10/31/92. . . . . . . . . .    14.29          .09             2.93         3.02          (.03)          (.55)            (.58)
 ...10/31/91. . . . . . . . . .     9.74          .03             4.78         4.81          (.23)          (.03)            (.26)
 ...10/31/90. . . . . . . . . .    11.59          .25            (1.64)       (1.39)         (.22)          (.24)            (.46)
1/1/89(7)-10/31/89 . . . . . .    10.00(3)       .17             1.42         1.59            --             --               --

OPPORTUNITY - CLASS B
Six months ended 4/30/95 (11)     19.59          .07             2.23         2.30          (.12)          (.61)            (.73)
Year ended 10/31/94. . . . . .    18.70          .08             1.34         1.42          (.31)          (.22)            (.53)
 ...9/2/93(4)-10/31/93. . . . .    18.73(3)       .02             (.05)        (.03)           --             --               --

OPPORTUNITY - CLASS C
Six months ended 4/30/95 (11)     19.58          .07             2.23         2.30          (.12)          (.61)            (.73)
Year ended 10/31/94. . . . . .    18.70          .08             1.33         1.41          (.31)          (.22)            (.53)
 ...9/2/93(4)-10/31/93. . . . .    18.73(3)       .02             (.05)        (.03)           --             --               --

GLOBAL EQUITY - CLASS A
Six months ended  5/31/95(11)     14.16          .07             1.26(8)      1.33            --          (1.23)           (1.23)
Year ended 11/30/94. . . . . .    13.54          .01             1.10(8)      1.11            --           (.49)            (.49)
 ...11/30/93. . . . . . . . . .    12.30           --             2.26(8)      2.26          (.12)          (.90)           (1.02)
 ...11/30/92. . . . . . . . . .    11.25          .12              .93(8)      1.05            --             --               --
 ...11/30/91. . . . . . . . . .    10.57         (.04)             .85(8)       .81          (.05)          (.08)(8)         (.13)
7/2/90(7)-11/30/90 . . . . . .    12.05(3)       .05            (1.53)(8)    (1.48)           --             --               --

GLOBAL EQUITY - CLASS B
Six months ended  5/31/95(11)     14.07          .04             1.24(8)      1.28            --          (1.23)           (1.23)
Year ended 11/30/94. . . . . .    13.52         (.06)            1.10(8)      1.04            --           (.49)            (.49)
9/2/93(4)-11/30/93 . . . . . .    13.75(3)      (.02)            (.21)(8)     (.23)           --             --               --

GLOBAL EQUITY - CLASS C
Six months ended  5/31/95(11)     14.06          .03             1.23(8)      1.26            --          (1.23)           (1.23)
Year ended 11/30/94. . . . . .    13.52         (.08)            1.11(8)      1.03            --           (.49)            (.49)
9/2/93(4)-11/30/93 . . . . . .    13.75(3)      (.02)            (.21)(8)     (.23)           --             --               --

GROWTH AND INCOME - CLASS A
Six months ended 4/30/95 (11)     10.09          .18              .67          .85          (.18)          (.42)            (.60)
Year ended 10/31/94. . . . . .    11.24          .32              .55          .87          (.32)         (1.70)           (2.02)
 ...10/31/93. . . . . . . . . .    10.80          .30              .73         1.03          (.26)          (.33)            (.59)
11/4/91(7) - 10/31/92. . . . .    10.00(3)       .28              .80         1.08          (.28)            --             (.28)

GROWTH AND INCOME - CLASS B
Six months ended 4/30/95 (11)     10.07          .16              .66          .82          (.16)          (.42)            (.58)
Year ended 10/31/94. . . . . .    11.23          .25              .56          .81          (.27)         (1.70)           (1.97)
9/2/93(4) - 10/31/93 . . . . .    11.21(3)       .04              .05          .09          (.07)            --             (.07)

GROWTH AND INCOME - CLASS C
Six months ended 4/30/95 (11)     10.07          .14              .67          .81          (.14)          (.42)            (.56)
Year ended 10/31/94. . . . . .    11.23          .24              .56          .80          (.26)         (1.70)           (1.96)
9/2/93(4) - 10/31/93 . . . . .    11.21(3)       .04              .05          .09          (.07)            --             (.07)



                                       3

                                                 NAV       Total Return    Net Assets    Ratio of net   Ratio of net     Portfolio
                                                 End       for period(1)    at end of      operating     investment      turnover
                                                 of                       period (000)    expenses to   income (loss)
                                                period                                    average net  to average net
                                                                                            assets         assets

QUEST FOR VALUE - CLASS A
Six months ended 4/30/95 (11)                  $12.74          9.52%        $251,821       1.69%(2)        .97%(2)          17%
Year ended 10/31/94. . . . . .                  12.59          5.01%         238,085       1.71%           .72%             49%
 ...10/31/93. . . . . . . . . .                  12.51         12.27%         245,320       1.75%           .40%             27%
 ...10/31/92. . . . . . . . . .                  11.71         18.45%         142,939       1.75%           .53%             41%
 ...10/31/91. . . . . . . . . .                  10.61         37.94%          79,914       1.83%          1.06%             48%
 ...10/31/90 (9). . . . . . . .                   7.84        (13.43%)         49,740       1.82%          1.71%             51%
 ...10/31/89 (9). . . . . . . .                   9.85         15.68%          77,205       1.81%          2.31%             30%
 ...10/31/88 (9). . . . . . . .                   8.99         19.54%          83,228       2.21%           .94%             15%
5/1/87-10/31/87 (9,10) . . . .                   7.94        (12.19%)         91,255       2.24%(2)        .76%(2)          21%
Year ended 4/30/87 (9) . . . .                   9.44         10.25%         104,538       2.17%          1.23%             34%
 ...4/30/86 (9) . . . . . . . .                   9.47         33.66%          64,331       2.18%          1.18%             68%
 ...4/30/85 (9) . . . . . . . .                   7.40         17.86%          28,055       2.34%          1.90%             42%
 ...4/30/84 (9) . . . . . . . .                   7.69          7.45%          13,388       2.29%          1.68%             74%

QUEST FOR VALUE - CLASS B
Six months ended 4/30/95 (11)                   12.65          9.23%          23,805       2.21%(2)        .45%(2)          17%
Year ended 10/31/94. . . . . .                  12.53          4.43%          14,373       2.24%           .14%             49%
9/2/93(4) - 10/31/93 . . . . .                  12.51         (1.19%)          2,015       2.27%(2)      (1.19%)(2)         27%

QUEST FOR VALUE - CLASS C
Six months ended 4/30/95 (11)                   12.64          9.31%           6,375       2.24%(2)        .43%(2)          17%
Year ended 10/31/94. . . . . .                  12.52          4.45%           3,581       2.28%           .09%             49%
9/2/93(4) - 10/31/93 . . . . .                  12.50         (1.26%)            221       2.27%(2)       (.90%)(2)         27%

SMALL CAPITALIZATION - CLASS A
Six months ended 4/30/95 (11)                   16.18          1.71%         118,909       1.80%(2)        .56%(2)          29%
Year ended 10/31/94. . . . . .                  16.33           .04%         120,102       1.88%          (.14%)            67%
 ...10/31/93. . . . . . . . . .                  17.68         30.21%         104,898       1.89%          (.36%)            74%
 ...10/31/92. . . . . . . . . .                  14.60         11.60%          39,693       2.11%          (.04%)            95%
 ...10/31/91. . . . . . . . . .                  13.52         55.01%          20,686       2.25%(5)       (.41%)(5)        103%
 ...10/31/90. . . . . . . . . .                   8.80        (18.33%)          1,880       2.00%(5)        .71%(5)          18%
 ...1/1/89(7)-10/31/89. . . . .                  10.91          9.10%           2,085       1.74%(5)       1.34%(5)          32%

SMALL CAPITALIZATION - CLASS B
Six months ended 4/30/95 (11)                   16.03         1.35%           19,564       2.37%(2)       (.01%)(2)          29%
Year ended 10/31/94. . . . . .                  16.24         (.39%)          16,144       2.48%          (.70%)             67%
9/2/93(4)-10/31/93 . . . . . .                  17.66         2.73%            1,754       2.57%(2)      (1.15%)(2)          74%

SMALL CAPITALIZATION - CLASS C
Six months ended 4/30/95 (11)                   16.03         1.41%            5,670       2.35%(2)       (.01%)(2)          29%
Year ended 10/31/94. . . . . .                  16.23         (.51%)           3,344       2.59%          (.81%)             67%
 ...9/2/93(4) - 10/31/93. . . .                  17.67         2.79%              235       2.57%(2)      (1.20%)(2)          74%

OPPORTUNITY - CLASS A
Six months ended 4/30/95 (11)                   21.33        12.66%          231,881       1.71%(2)       1.25%(2)           10%
Year ended 10/31/94. . . . . .                  19.69         8.41%          163,340       1.78%           .96%              42%
 ...10/31/93. . . . . . . . . .                  18.71        14.34%          127,225       1.83%2          .69%              24%
 ...10/31/92. . . . . . . . . .                  16.73        21.93%           40,563       2.27%           .72%              32%
 ...10/31/91. . . . . . . . . .                  14.29        50.44%            8,446       2.35%(5)        .30%(5)           88%
 ...10/31/90. . . . . . . . . .                   9.74       (12.62%)           4,570       2.00%(5)       2.30%(5)          206%
1/1/89(7)-10/31/89 . . . . . .                  11.59        15.90%            3,868       1.84%(2,5)     3.75%(2,5)        103%

OPPORTUNITY - CLASS B
Six months ended 4/30/95 (11)                   21.16        12.36%          102,353       2.24%(2)        .75%(2)           10%
Year ended 10/31/94. . . . . .                  19.59         7.84%           43,317       2.34%           .43%              42%
 ...9/2/93(4)-10/31/93. . . . .                  18.70         (.16%)           2,115       2.52%(2)       1.32%(2)           24%

OPPORTUNITY - CLASS C
Six months ended 4/30/95 (11)                   21.15        12.37%           20,091       2.26%(2)        .73%(2)           10%
Year ended 10/31/94. . . . . .                  19.58         7.78%            7,289       2.35%           .43%              42%
 ...9/2/93(4)-10/31/93. . . . .                  18.70         (.16%)             313       2.52%(2)       1.13%(2)           24%

GLOBAL EQUITY - CLASS A
Six months ended  5/31/95(11)                   14.26        10.24%          155,369       1.87%(2)       1.07%(2)           34%
Year ended 11/30/94. . . . . .                  14.16         8.37%          148,044       1.92%(6)        .05%(6)           70%
 ...11/30/93. . . . . . . . . .                  13.54        19.72%          135,616       1.76%(6)        .04%(6)           46%
 ...11/30/92. . . . . . . . . .                  12.30         9.33%          111,207       1.76%(6)        .72%(6)           62%
 ...11/30/91. . . . . . . . . .                  11.25         7.72%           46,937       2.09%          (.27%)             41%
7/2/90(7)-11/30/90 . . . . . .                  10.57       (12.28%)          58,087       2.11%(2)        .92%(2)            2%

GLOBAL EQUITY - CLASS B
Six months ended  5/31/95(11)                   14.12         9.93%           14,107       2.44%(2)        .58%(2)           34%
Year ended 11/30/94. . . . . .                  14.07         7.84%           10,268       2.50%(6)       (.44%)(6)          70%
9/2/93(4)-11/30/93 . . . . . .                  13.52        (1.67%)           1,676       2.26%(2,6)     (.76%)(2,6)        46%

GLOBAL EQUITY - CLASS C
Six months ended  5/31/95(11)                   14.09         9.78%            3,841       2.53%(2)       (.54%)(2)          34%
Year ended 11/30/94. . . . . .                  14.06         7.77%            2,415       2.66%(6)       (.59%)(6)          70%
9/2/93(4)-11/30/93 . . . . . .                  13.52        (1.67%)             244       2.26%(2,6)     (.69%)(2,6)        46%

GROWTH AND INCOME - CLASS A
Six months ended 4/30/95 (11)                   10.34        9.11%            32,969       1.92%(2,6)     3.78%(2,6)         63%
Year ended 10/31/94. . . . . .                  10.09        8.64%            30,576       1.86%(6)       3.16%(6)          113%
 ...10/31/93. . . . . . . . . .                  11.24        9.93%            28,466       1.90%(6)       2.66%(6)          192%
11/4/91(7) - 10/31/92. . . . .                  10.80       10.84%             8,057       2.23%(2,6)     2.73%(2,6)         77%

GROWTH AND INCOME - CLASS B
Six months ended 4/30/95 (11)                   10.31        8.79%             4,231       2.49%(2,6)     3.25%(2,6)         63%
Year ended 10/31/94. . . . . .                  10.07        7.96%             2,928       2.47(6)        2.53%(6)          113%
9/2/93(4) - 10/31/93 . . . . .                  11.23         .81%               319       2.49%(2,6)     1.83%(2,6)        192%

GROWTH AND INCOME - CLASS C
Six months ended 4/30/95 (11)                   10.32        8.67%               897       2.77%(2,6)     3.00%(2,6)         63%
Year ended 10/31/94. . . . . .                  10.07        7.91%               455       2.62%(6)       2.39%(6)          113%
9/2/93(4) - 10/31/93 . . . . .                  11.23         .81%               102       2.49%(2,6)     2.18%(2,6)        192%

-----------

 (1) Total return shown assumes reinvestment of all dividends and distributions but does not reflect deductions for sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year.
 (2) Annualized
 (3) Offering Price
 (4) Initial offering of Class B and C shares
 (5) During the periods the Funds' former adviser voluntarily waived all or a portion of its fees and assumed some operating expenses of the Funds. Without such waivers and assumptions, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been, respectively: Small Capitalization Fund:
     Class A shares - 3.27% and (1.43%) for the year ended 10/31/91, 5.82% and (3.11%) for the year ended 10/31/90, and 6.27% and (3.19%) (annualized) for the period 1/1/89 (commencement of operations) to 10/31/89; Opportunity
     Fund: Class A shares - 3.33% and (.68%) for the year ended 10/31/91, 3.69% and .61% for the year ended 10/31/90, and 5.32% and .27% (annualized) for the period 1/1/89 (commencement of operations) to 10/31/89.
 (6) During the periods the Funds' former adviser voluntarily waived a portion of its fees. Without such waiver, the ratios of operating expenses to average net assets and the ratios of net investment income to average net assets would have been, respectively: Growth and Income Fund: Class A shares - 2.17% and 3.53%, annualized, for the six month period ended April 30, 1995,. 2.32% and 2.70% for the year ended October 31, 1994, 2.18% and
     2.38% for the year ended 10/31/93, and 2.98% and 1.98% (annualized) for the period 11/4/91 (commencement of operations) to 10/31/92, Class B shares - 2.73% and 3.01% annualized, for the six month period ended April 30, 1995. 2.93% and 2.07% for the year ended October 31, 1994 and 2.88% and 1.44% (annualized) for the period September 2, 1993 (initial offering) to October 31, 1993 and Class C shares - 3.00% and 2.77%, annulized, for the six month period ended April 30, 1995. 3.10% and 1.91% for the year ended October 31, 1994 and 2.87% and 1.80% (annualized) for the period 9/2/93 (initial offering) to 10/31/93; Global Equity Fund: Class A shares - 1.93% and .04% for the year ended 11/30/94, 1.91% and (.11%) for the year ended 11/30/93 and 1.84% and .64% for the year ended 11/30/92, Class B shares - 2.51% and (.45%) for the year ended 11/30/94 and 2.32% and (.82%)
     (annualized) for the period 9/2/93 (initial offering) to 11/30/93 and Class C shares - 2.66% and (.59%) for the year ended 11/30/94 and 2.35% and (.78%) (annualized) for the period 9/2/93 (initial offering) to 11/30/93.
 (7) Commencement of Operations
 (8) Includes net gains (losses) on foreign currency transactions
 (9) Per share data has been retroactively restated to reflect a 200% stock dividend as of July 1, 1991.
(10) Quest for Value Fund, Inc. changed its fiscal year end to October 31 in 1987.
(11) Unaudited


A BRIEF OVERVIEW OF THE FUNDS

     Some of the important facts about the Funds are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     / / WHAT IS EACH FUND'S INVESTMENT OBJECTIVE? The investment objective of the Quest for Value Fund is capital appreciation through investment in securities (primarily equity securities) of companies believed to be undervalued.

     The investment objective of the Small Capitalization Fund is capital appreciation through investment in a diversified portfolio which under normal conditions will have at least 65% of its assets invested in equity securities of companies with market capitalizations under $1 billion.

     The investment objective of the Global Equity Fund is long-term capital appreciation through pursuit of global investment strategy primarily involving equity securities.

     The investment objective of the Growth and Income Fund is a combination of growth of capital and investment income with growth of capital as the primary objective.

     The investment objective of the Opportunity Fund is growth of capital over time through investments in a diversified portfolio of common stocks, bonds and cash equivalents.

     / / WHO MANAGES THE FUNDS? The Funds' investment adviser (the "Manager") is Oppenheimer Management Corporation, which (including a subsidiary) manages investment companies currently having over $35 billion in assets. The Manager is paid an advisory fee by each Fund, based on its net assets. The Funds' subadvisor is OpCap Advisors, a subsidiary of Oppenheimer Capital, which is paid a fee by the Manager. The Funds' portfolio managers are employed by OpCap Advisors and are primarily responsible for the selection of the Funds' securities. The Funds' Board of Trustees, elected by shareholders, oversees the investment adviser, the subadvisor and the portfolio managers. Please refer to "Investment Management Agreement," starting on page ___ for more information about the Manager and its fees.

     / / HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How To Buy Shares" on page ___ for more details.

     / / WILL I PAY A SALES CHARGE TO BUY SHARES? Each Fund has three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Purchases of $1 million or more of Class A shares have no initial sales charge but are subject to a contingent deferred sales charge of 1% if held for less than 18 months. Class B shares are offered without a front-end sales charge, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you owned your shares. Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge of 1% if redeemed within one year of buying them. There is also an annual asset-based sales charge on each class of shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

     / / HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How To Sell Shares" on page ___. The Fund also offers exchange privileges with other OppenheimerFunds, described in "How To Exchange Shares" on page __.

     / / HOW HAS EACH FUND PERFORMED? Each Fund measures performance by quoting its average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. Please remember that past performance does not guarantee future results.

     INVESTMENT OBJECTIVES OF THE FUNDS


          OpCap Advisors, (formerly known as Quest for Value Advisors) manage the portfolios of the Funds in accordance with their investment objectives described below pursuant to a Subadvisory Agreement with the Manager. OpCap Advisors' equity investment policy is overseen by George Long, Managing Director and Chief Investment Officer for Oppenheimer Capital, the parent of OpCap Advisors. Mr. Long has been with Oppenheimer Capital since 1982.



QUEST FOR VALUE FUND seeks capital appreciation through investment in securities (primarily equity securities) of companies believed by OpCap Advisors to be undervalued in the marketplace in relation to factors such as the companies' assets, earnings, growth potential and cash flows. For the purposes of this Prospectus the term equity securities is defined as common stocks and preferred stocks; bonds, debentures and notes convertible into common stocks; and depository receipts for such securities. Investments of the Quest for Value Fund are managed by Eileen Rominger, Managing Director of Oppenheimer Capital. She has been portfolio manager of this Fund since 1989. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981.



SMALL CAPITALIZATION FUND seeks capital appreciation through investments in a diversified portfolio which under normal conditions will have at least 65% of its assets invested in equity securities of companies with market capitalizations under $1 billion. The Fund's investment approach will attempt to identify securities of companies whose prices are favorable in relation to their book values and/or sales and securities of companies which have limited operating leverage (relatively stable business with below average sensitivity to changes in the general economy) and/or limited financial leverage (a ratio of debt to assets, or cost of debt service to income, which is meaningfully below those of their competitors). The Small Capitalization Fund is managed by Jenny Beth Jones, Senior Vice President of Oppenheimer Capital, and Louis Goldstein, Vice President of Oppenheimer Capital . Ms. Jones has been portfolio manager of this Fund since 1990. Previously Ms. Jones was a portfolio manager and analyst with Mutual of America. Mr. Goldstein has been portfolio manager of the Fund since January 3, 1995. He has been a security analyst with Oppenheimer Capital since 1991. From 1988 to 1991 he was a security analyst with David J. Greene & Co.



OPPORTUNITY FUND seeks growth of capital over time through investments in a diversified portfolio of common stocks, bonds and cash equivalents, the proportions of which will vary based upon management's assessment of the relative values of each investment under prevailing market conditions. The Fund's portfolio will normally be invested primarily in common stocks and securities convertible into common stock. During periods when common stocks appear to be overvalued and when value differentials are such that fixed-income obligations appear to present meaningful capital growth opportunities relative to common stocks or pending investment in securities with capital growth opportunities, up to 50% or more of the Fund's assets may be invested in bonds and other fixed-income obligations. This may include cash equivalents which do not generate capital appreciation. The bonds in which the Fund invests will be limited to U.S. government obligations, mortgage-backed securities, investment-grade corporate debt obligations and unrated obligations, including those of foreign issuers, which management believes to be of comparable quality. The investments of the Opportunity Fund are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital. Mr. Glasebrook has been portfolio manager of this Fund since 1991. Previously, he was a Partner with Delafield Asset Management where he served as a portfolio manager and analyst.



GROWTH AND INCOME FUND seeks to achieve a combination of growth of capital and investment income with growth of capital as the primary objective, by investing in securities that are believed by OpCap Advisors to be undervalued in the marketplace and to offer the possibility of increased value. The Fund invests in marketable securities traded on national securities exchanges and in the over-the-counter market. Ordinarily, the Fund invests its assets in common stocks (with emphasis on dividend paying stocks), preferred stocks, securities convertible into common stock, and debt securities. The Fund may invest in lower-quality, high-yielding convertible debt securities and other debt securities and currently intends to limit its investments in these securities to up to 25% of its assets. See "Risk Factors." By focusing its purchases of equity securities on those issued by mature companies which it believes to be under-valued, the Fund seeks to achieve both its objectives of obtaining capital appreciation as well as income from dividends. The Fund's purchases of convertible securities similarly affords it the potential of capital growth through the conversion option and greater investment income prior to conversion. The Fund's purchases of debt securities furthers the objective of investment income and offers potential for capital appreciation in an economic environment of declining interest rates or as a result of improved issuer credit quality. It is anticipated that the Fund, as a result of its investment approach, will be less volatile than the market in general. The Growth and Income Fund is managed by Colin Glinsman, Vice President of Oppenheimer Capital. Mr. Glinsman has been portfolio manager of this Fund since 1992. Since 1991, Mr. Glinsman has assisted with the management of the Quest for Value Dual Purpose Fund, Inc., a closed-end fund managed by OpCap Advisors, and has been a securities analyst with Oppenheimer Capital since 1989. He was previously an investment banker with Prudential Securities and Morgan Grenfell, and qualified as a certified public accountant while with Coopers & Lybrand.



GLOBAL EQUITY FUND seeks long-term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Fund may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. The Fund may invest up to 35% of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Fund, although not a fundamental policy, not to invest more than 5% of its total assets in debt securities rated below investment-grade. Domestic investments of this Fund are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital. Mr. Glasebrook has been portfolio manager of this Fund since 1991. The Fund's investments in foreign securities are managed by Pierre Daviron, President and Chief Investment Officer of Oppenheimer Capital International, a division of Oppenheimer Capital created in 1993. Mr. Daviron was named portfolio manager of this Fund in 1993. Previously, he was Chairman and Chief Executive Officer at Indosuez Gartmore Asset Management, a division of Banque Indosuez, Paris, France. Prior thereto he was a Managing Director in Mergers and Acquisitions at J.P. Morgan.





                 ----------------------------------------------


  To provide liquidity for the purchase of new instruments and to effect redemptions of shares, the Funds typically invest a part of their assets in various types of U.S. government securities and high quality, short-term debt securities with remaining maturities of one year or less such as government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements ("money market instruments"). For temporary defensive purposes, the Funds may invest up to 100% of their assets in such securities and, in the case of the Growth and Income Fund, preferred stock. At any time that a Fund for temporary defensive purposes invests in such securities, to the extent of such investments, it is not pursuing its investment objectives. In the case of the Global Equity Fund, such money market instruments may be issued by entities organized in the U.S. or any foreign country, denominated in dollars or in the currency of any foreign country.





  Except as indicated, the investment objectives and policies described above are fundamental and may not be changed without a vote of the shareholders. It is anticipated that the Funds each will have an annual turnover rate (excluding turnover of securities having a maturity of one year or less) of 100% or less. For the year ended October 31, 1994, the annual turnover rate of the Growth and Income Fund was 113%, which was higher than anticipated, as a result of asset allocation shifts made in reaction to interest rate changes and the overall market outlook. To the extent that higher portfolio turnover increases capital gains, more taxes will be payable.

     RISK FACTORS

          The value of the Funds' shares will fluctuate and on redemption the value of your shares may be more or less than your investment.

  There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

  There are two types of risk associated with owning debt securities: interest rate risk and credit risk. Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline and if interest rates fall, the value of debt securities will normally increase. All debt securities, including U.S. government securities, which are generally considered to be the most creditworthy of all debt obligations, are subject to interest rate risk. Securities with longer maturities generally will have a more pronounced reaction to interest rate changes than shorter term securities.


  Credit risk relates to the ability of the issuer to make periodic interest payments and ultimately repay principal at maturity. Bonds rated Baa3 by Moody's Investors Services, Inc. ("Moody's") or BBB- by Standard & Poor's Corporation ("S&P") which the Quest for Value, Small Capitalization, Opportunity, Growth and Income and Global Equity Funds may acquire, are described by those rating agencies as having speculative elements. If a debt security is rated below investment grade by one rating agency and as investment grade by a different rating agency, OpCap Advisors will make a determination as to the debt security's investment grade quality. It is the present intention of the Quest for Value, Small Capitalization and Global Equity Funds to invest no more than 5% of their respective assets in bonds rated below Baa3 by Moody's or BBB- by S&P (commonly known as "high yield" or "junk bonds"). In the event that any of those Funds intends in the future to invest more than 5% of its assets in such bonds, appropriate disclosures will be made to existing and prospective shareholders. The Growth and Income Fund may invest up to 25% of the value of its net assets in convertible debt and other debt securities rated not lower than Caa by Moody's or CCC by S&P, Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff") or, if unrated, deemed to be of comparable quality by OpCap Advisors. Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. Securities rated Caa by Moody's or CCC by S&P, Fitch and Duff are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and to be of poor standing. Securities rated Ca by Moody's are speculative to a high degree; such issues are often in default or have other marked shortcomings. A security rated C by Moody's has extremely poor prospects of ever attaining any real investment standing. Securities rated CI by S&P are income bonds on which no interest is being paid, and securities rated D by S&P are in payment default. Debt obligations of issuers outside the United States and its territories are rated on substantially the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the issuer but do not take into account potential actions by the government controlling the currency of denomination which might have a negative effect on exchange rates. The Growth and Income Fund does not intend to hold such lower-rated securities unless the opportunities for capital appreciation and income, combined, remain attractive. See the Appendix in the SAI for a more complete general description of Moody's, S&P, Fitch and Duff ratings. The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market risk of these securities. Therefore, although these ratings may be an initial criterion for selection of such investments, OpCap Advisors also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. The Growth and Income Fund's ability to achieve its investment objectives may be more dependent on OpCap Advisors' credit analysis than might be the case for a fund that invested in higher rated securities. Once the rating of a security has been changed, the Growth and Income Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. The market price and yield of securities rated Ba or lower by Moody's and BB or lower by S&P, Fitch or Duff are more volatile than those of higher rated securities. Factors adversely affecting the market price and yield of these securities will adversely affect the Growth and Income Fund's net asset value. In addition, the retail secondary market for these securities may be less liquid than that of higher rated securities; adverse market conditions could make it difficult at times for the Growth and Income Fund to sell certain securities. The market values of certain lower rated debt securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than higher rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. Consequently, the risk associated with acquiring the securities of such issuers is greater than with higher rated securities. The Funds are not obliged to dispose of securities due to changes by the rating agencies. Although there is no minimum rating for the investments of the Quest for Value, Small Capitalization, Global Equity, or Growth and Income Funds, the Funds do not intend to invest in bonds which are in default. To the extent the Funds invest in mortgage-backed securities, they will be subject to prepayment risks. Prepayments of mortgage principal reduce the stream of future payments and generate cash which must be reinvested. Prepayments tend to increase following declines in interest rates, resulting in reinvestment in a lower interest rate environment.





  The nature and degree of market and financial risk affecting an investment in each of the Opportunity Fund and Growth and Income Fund will depend on the relative amounts of the Fund's assets committed to equity, longer-term debt or money market securities at any particular time.

  Higher portfolio turnover can be expected to result in a higher incidence of short-term capital gains upon which taxes will be payable and will also result in correspondingly higher transaction costs. Certain of the Funds may have turnover rates of up to 250%.


Additional Risks of Foreign Securities: All Funds may purchase foreign securities that are listed on a domestic or foreign securities exchange, traded in domestic or foreign over-the counter markets or represented by American Depository Receipts. There is no limit to the amount of such foreign securities the Funds may acquire. It will be the general practice of the Global Equity Fund to invest in foreign equity securities. Certain factors and risks are presented by investment in foreign securities which are in addition to the usual risks inherent in domestic securities. Foreign companies are not necessarily subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concerning non-U.S. issuers of securities held by a Fund than is available concerning U.S. companies. In addition, with respect to some foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation; income earned in the foreign nation being subject to taxation, including withholding taxes on interest and dividends (see "Tax Status"), or other taxes imposed with respect to investments in the foreign nation; limitations on the removal of securities, property or other assets of a fund; difficulties in pursuing legal remedies and obtaining judgments in foreign courts, or political or social instability or diplomatic developments which could affect U.S. investments in those countries. For a description of the risks of possible losses through holding of securities in foreign custodian banks and depositories, see "Risk Factors and Special Considerations" in the SAI.


  Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Non-U.S. stock exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S. and commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. transactions. In addition, there may in certain instances be delays in the settlement of non-U.S. stock exchange transactions. Certain countries restrict foreign investments in their securities markets. These restrictions may limit or preclude investment in certain countries, industries or market sectors, or may increase the cost of investing in securities of particular companies. Purchasing the shares of investment companies which invest in securities of a given country may be the only or the most efficient way to invest in that country. This may require the payment of a premium above the net asset value of such investment companies and the return will be reduced by the operating expenses of those investment companies.

  A decline in the value of the U.S. dollar against the value of any particular currency will cause an increase in the U.S. dollar value of a Fund's holdings denominated in such currency. Conversely, a decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency. Some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets which could adversely affect a Fund. The Funds do not intend to speculate in foreign currency in connection with the purchase or sale of securities on a foreign securities exchange but may enter into foreign currency contracts to hedge their foreign currency exposure. While those transactions may minimize the impact of currency appreciation and depreciation, the Funds will bear a cost for entering into the transaction and such transactions do not protect against a decline in the security's value relative to other securities denominated in that currency.

  The Global Equity Fund may invest its assets in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs") which are U.S. dollar-denominated receipts that represent and may be converted into the underlying foreign security. ADRs, GDRs or EDRs are issued by persons other than the underlying issuer, typically a domestic bank or trust company. Issuers of the stock of ADRs, EDRs or GDRs sponsored by banks or trust companies are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of such ADRs, GDRs or EDRs.




EMERGING MARKET COUNTRIES: Certain developing countries may have relatively unstable governments, economies based on only a few industries that are dependent upon international trade and reduced secondary market liquidity. Foreign investment in certain emerging market countries is restricted or controlled in varying degrees. In the past, securities in these countries have experienced greater price movement, both positive and negative, than securities of companies located in developed countries. Lower-rated high-yielding emerging market securities may be considered to have speculative elements.


SOVEREIGN DEBT OBLIGATIONS: The Global Equity Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including those located in emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may be in default or present the risk of default. Certain emerging market countries have historically experienced, and may continue to experience, high inflation and interest rates, large fluctuations in exchange rates, large amounts of external debt, trade difficulties and extreme poverty and unemployment. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due. In the event of a default, the Funds may have limited legal recourse against the issuer or guarantor. Remedies must in some cases be pursued in the courts of the defaulting party itself and the ability of holders of foreign government debt securities to obtain recourse may depend on the political climate in the relevant country. No assurance can be given that the holders of commercial bank debt will not contest payments to holders of other sovereign debt obligations in the event of a default under their commercial bank loan agreements.


EASTERN EUROPE: The Global Equity Fund presently intends not to invest more than 5% of its net assets in companies located in Eastern European countries, but may invest in companies located outside of such countries which conduct business in such countries.


Options and Futures: Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing call options are strategies designed to protect against falling security prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time, option writing strategies tend to be profitable while option buying strategies tend to be unprofitable. THE GLOBAL EQUITY, GROWTH AND INCOME, SMALL CAPITALIZATION AND QUEST FOR VALUE FUNDS INTEND TO ENGAGE ONLY IN FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS OR OPTIONS ON STOCK INDEXES FOR BONA FIDE HEDGING OR OTHER NON-SPECULATIVE PURPOSES. The Small Capitalization Fund may write covered call options on individual securities. The Funds will not enter into any leveraged futures transactions.



Repurchase Agreements: All Funds may acquire securities subject to repurchase agreements. Repurchase agreements involve certain risks.


  For a further description of options and futures, repurchase agreements and reverse repurchase agreements and other investment techniques used by the Funds, see "Investment Restrictions and Techniques," below.

     INVESTMENT RESTRICTIONS AND TECHNIQUES


          The Funds are subject to certain investment restrictions which are fundamental policies changeable only by shareholder vote. The restrictions in a, b and c below do not apply to U.S. government securities. The restrictions apply to each Fund unless otherwise noted. A Fund may not : (a) Purchase more than 10% of the voting securities of any one issuer (for Global Equity and Growth and Income only with respect to 75% of its total assets; (b) Purchase more than 10% of any class of security of any issuer, with all outstanding debt securities and all preferred stock of an issuer each being considered as one class (all Funds except Global Equity and Growth and Income);
(c) Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, a Fund may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by the Fund for investment purposes (for this purpose, a foreign government is considered an industry). Concentration of investment in securities of one issuer may tend to increase a Fund's financial risk (See "Risk Factors," p. _); (d) Borrow money in excess of: 10% of the value of the Fund's total assets in the case of the Small Capitalization and Opportunity Funds;
33 1/3% of the value of the Fund's total assets in the case of the Quest for Value, Global Equity and Growth and Income Funds; each Fund (except for Quest for Value Fund) may borrow only from banks and only as a temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5% of the total assets; Quest for Value Fund may, but has no present intention to, borrow for leveraging purposes; (e) Invest more than 10% of the Fund's total assets in illiquid securities (15% for Quest for Value Fund,and the Global Equity Fund), including securities for which there is no readily available market, repurchase agreements which have a maturity of longer than seven days, securities subject to legal or contractual restrictions and certain over-the-counter options (it is the opinion of the Wisconsin Securities Commission that investments in restricted securities in excess of 5% of a Fund's total assets may be considered a speculative activity and therefore involve greater risk and increase the Fund's expenses; to comply with Wisconsin's securities laws, all Funds have agreed to limit investments in restricted securities to 5% of their respective total assets, although the restriction is not a fundamental policy of such Funds); and (f) Invest more than 5% (15% for Quest for Value Fund) of the Fund's total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. (This restriction is not a fundamental policy of each of the Global Equity or Growth and Income Funds, but was adopted to comply with a state's securities laws). Notwithstanding investment restriction (e) above, the Funds each may purchase securities which are not registered under the Securities Act of 1933 ("1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Directors or OpCap Advisors, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a relatively recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Funds in these securities. Other investment restrictions are described in the SAIs.


  The investment techniques or instruments described below are used for investment programs of the Funds.

Repurchase Agreements: All Funds may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Fund acquires a debt security for a relatively short period (usually for one day and very seldom for more than one week) subject to an obligation of the seller to repurchase (and the Fund's obligation to resell) the security at an agreed-upon higher price, thereby establishing a fixed investment return during the holding period. Pending such repurchase, the seller of the instrument maintains securities as collateral equal in market value to the repurchase price.


  In the event a seller defaulted on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a seller's bankruptcy, a Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. Each Fund's Board of Directors/Trustees has established procedures, which are periodically reviewed by the Board, pursuant to which OpCap Advisors will monitor the creditworthiness of the dealers and banks with which the Funds enter into repurchase agreement transactions.






Loans of Portfolio Securities: All Funds may lend portfolio securities if collateral (cash, U.S. Government or agency obligations or letters of credit) securing such loans is maintained daily in an amount at least equal to the market value of the securities loaned and if the Funds do not incur any fees (except transaction fees of the custodian bank) in connection with such loans. A Fund may call the loan at any time on five days' notice and reacquire the loaned securities. The Fund would receive the cash equivalent of the interest or dividends paid by the issuer on the securities loan and would have the right to receive the interest on investment of the cash collateral in short-term debt instruments. A portion of either or both kinds of such interest may be paid to the borrower of such securities. The Fund would continue to retain any voting rights with respect to the securities. The value of the securities loaned, if any, is not expected to exceed 10% of the value of the total assets of Quest for Value, Small Capitalization or Opportunity Funds and 33 1/3% of the value of the total assets of

Global Equity or Growth and Income Funds. There is a risk that the borrower of the securities may default and the Funds may have difficulty in reacquiring the loaned securities.


Brady Bonds. The Global Equity Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. Brady Bonds are debt securities issued under the Brady Plan, a mechanism whereby debtor nations can restructure their indebtedness by negotiating with lenders and exchanging existing commercial bank debt for Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The Brady Plan only sets forth general guidelines for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Brady Bonds have been issued only recently and consequently do not have a long payment history. The principal of certain Brady Bonds has been collateralized by Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. In addition, the first two or three interest payments on certain Brady Bonds may be collateralized by cash or securities agreed upon by creditors. See "Risk Factors and Special Considerations" in the SAI for a more complete description of Brady Bonds.


Mortgage-Backed Securities: The Opportunity and Growth and Income Funds may invest in a type of mortgage-backed security known as modified pass-through certificates. Each certificate evidences an interest in a specific pool of mortgages that have been grouped together for sale and provides investors with payments of interest and principal. The issuer of modified pass-through certificates guarantees the payment of the principal and interest whether or not the issuer has collected such amounts on the underlying mortgage.


  The average life of these securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments or the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could also limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will, and could cause losses on certificates purchased at a premium or gains on certificates purchased at a discount. Government National Mortgage Association ("Ginnie Mae") certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veteran's Administration. The guarantee of payments under these certificates is backed by the full faith and credit of the United States. Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of Fannie Mae only. They are not backed by the full faith and credit of the United States but the U.S. Treasury may extend credit to Fannie Mae through discretionary purchases of its securities. The U.S. Government has no obligation to assume the liabilities of Fannie Mae. Federal Home Loan Mortgage Corp. ("Freddie Mac") is a corporate instrumentality of the United States government whose stock is owned by the Federal Home Loan Banks. Certificates issued by Freddie Mac represent interest in mortgages from its portfolio. Freddie Mac guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and Freddie Mac does not have authority to borrow from the U.S. Treasury.

  The coupon rate of these instruments is lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. It is not anticipated that the Funds' investments will have any particular maturity. Mortgage-backed securities, due to the scheduled periodic repayment of principal, and the possibility of accelerated repayment of underlying mortgage obligations, fluctuate in value in a different manner than other, non-redeemable debt securities. The Opportunity and Growth and Income Funds also may invest in "collateralized mortgage obligations" ("CMO's") which are debt obligations secured by mortgage-backed securities where the investor looks only to the issuer of the security for payment of principal and interest.


Options and Futures: The Global Equity Fund may purchase and sell financial futures contracts (including bond futures contracts and index futures contracts), foreign currency forward contracts, foreign currency futures contracts, options on futures contracts and options on currencies The Quest for Value, Small Capitalization and Growth and Income Funds may buy and sell options on stock indexes, futures contracts and options on futures to hedge their investments against changes in value or as a temporary substitute for purchases or sales of actual securities. The Small Capitalization Fund may write covered call options on individual securities. When each such Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such a purchase of a futures contract would serve as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline or increase in interest rates that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that a Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts would substantially reduce the risk to the Fund of a market decline and by so doing, provide an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. All options purchased or sold by a Fund will be traded on a U.S. or foreign commodities exchange or will result from separate, privately negotiated transactions with a primary government securities dealer recognized by the Board of Governors of the Federal Reserve System or with other broker-dealers approved by the Fund's Board. Options on securities, futures contracts and options on futures contracts that are traded on foreign exchanges are subject to the risk of governmental action affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (v) lesser trading volume and (vi) in certain circumstances, currency fluctuations. In addition, the Small Capitalization Fund may write covered call options on individual securities.


  So long as Commodities Futures Trading Commission rules so require, a Fund will not enter into any financial futures or options contract unless such transactions are for bona-fide hedging purposes or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of the Fund's total assets. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other liquid high-grade debt securities in a segregated account with its custodian. A put option written by a Fund is "covered" if the Fund maintains cash, U.S. Government securities or other liquid high-grade debt securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. As a result, the Fund forgoes the opportunity of trading the segregated assets or writing calls against those assets. There may not be a complete correlation between the price of options or futures and the market prices of the underlying securities. The Fund may lose the ability to profit from an increase in the market value of the underlying securities or may lose its premium payment. If due to a lack of a market the Fund could not effect a closing purchase transaction with respect to an OTC option, it would have to hold the callable securities until the call lapsed or was exercised.

When-Issued and Delayed Delivery Securities and Firm Commitments: All Funds may purchase securities on a "when-issued" or "delayed delivery" basis or may either purchase or sell securities on a "firm commitment basis", whereby the price is fixed at the time of commitment but delivery and payment may be as much as a month or more later. The underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities.


Rights and Warrants (Global Equity and Growth and Income Funds): Each of these Funds may invest up to 5% of its total assets in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. The 5% limitation is not a fundamental policy for the Global Equity and Growth and Income Funds.


     INVESTMENT MANAGEMENT AGREEMENT


          The Fund is managed by the Manager, Oppenheimer Management Corporation, which supervises each Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement with each Fund which states the Manager's responsibilities. The agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business.



          The Manager has operated as an investment adviser since 1959. The Manager (including a subsidiary) currently manages investment companies, including other OppenheimerFunds, with assets of more than $35 billion as of June 30, 1995, and with more than 2.6 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.



          For its services under the Investment Advisory Agreement, the Funds pay the Manager the following annual fees based on each Fund's daily net assets:
Growth and Income - .85%; Quest for Value Fund, Opportunity and Small Capitalization Funds - 1.00% of the first $400 million of net assets. .90% of the next $400 million of net assets and .85% of net assets over $800 million. Global Equity Fund - .75% of the first $400 million of net assets, .70% of the next $400 million of net assets and .65% of net assets over $800 million. Each of the Funds except the Quest for Value and Global Equity Funds also reimburses the Manager for bookkeeping and accounting services performed on behalf of each Fund.



          The Manager has retained OpCap Advisors to provide day-to-day management of the Fund. OpCap Advisors is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Funds by OpCap Advisors. The Manager will pay OpCap Advisors an annual fee based on the average daily net assets of each Fund equal to 40% of the advisory fee (and administration fee in the case of the Global Equity Fund) collected by the Manager based on the total net assets of the Fund as of November , 1995 (the "Base Amount") plus 30% of the investment advisory fee (and administration fee in the case of the Global Equity Fund) collected by the Manager based on the total net assets of the Fund that exceed the base amount. Oppenheimer Financial Corp., a holding company holds a 33% interest in Oppenheimer Capital, a registered investment advisor, and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining 67% interest. Oppenheimer Capital has operated as an investment advisor since 1968.



          OpCap Advisors may select its affiliate Oppenheimer & Co., Inc. ("Opco"), a registered broker-dealer to execute transactions for the Funds, provided that the commissions, fees or other remuneration received by Opco are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. When selecting broker-dealers other than Opco, OpCap Advisors may consider their record of sales of shares of the Funds.



  Pursuant to an Administration Agreement with the Global Equity Fund, the Manager provides administrative services and manages the business affairs of each Fund. Such services include maintenance of the Fund's books and records, monitoring the activities of entities providing services to the Fund, furnishing office space, facilities, equipment, clerical help and bookkeeping and legal services required in the conduct of the Fund's business, including the preparation of proxy statements and reports filed with federal and state securities commissions (except to the extent that the participation of independent accountants and attorneys is, in the opinion of the Manager, necessary or desirable). The Manager bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. For these services, the Global Equity Fund pays the Manager a fee at the annual rate of .25% of average daily net assets of the Fund.


  Each Fund is responsible for bearing certain expenses attributable to the Fund but not to a particular class ("Fund Expenses"), including deferred organization expenses; taxes; registration fees; typesetting of prospectuses and financial reports required for distribution to shareholders; brokerage commissions; fees and related expenses of trustees or directors who are not interested persons; legal, accounting and audit expenses; custodian fees; insurance premiums; and trade association dues. Fund Expenses will be allocated based on the total net assets of each class. Each class of shares of each Fund will also be responsible for certain expenses attributable only to that class ("Class Expenses"). These Class Expenses may include distribution and service fees, transfer and shareholder servicing agent fees, professional fees, printing and postage expenses for materials distributed to current shareholders, state registration fees and shareholder meeting expenses. Such items are considered Class Expenses provided such fees and expenses relate solely to such Class. A portion of printing expenses, such as typesetting costs, will be divided equally among the Funds, while other printing expenses, such as the number of copies printed, will be considered Class Expenses.






HOW TO BUY SHARES

CLASSES OF SHARES. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

      / / CLASS A SHARES. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more OppenheimerFunds or former Quest Funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charges are described in "Buying Class A Shares" below.

      / / CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years you will normally pay a contingent deferred sales charge that varies, depending on how long you have owned your shares. It is described in "Buying Class B Shares" below.

      / / CLASS C SHARES. When you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%. It is described in "Buying Class C Shares" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest, how long you plan to hold your investment, and whether you anticipate exchanging your shares for shares of other OppenheimerFunds (not all of which currently offer Class B and Class C shares). If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, and considered the effect of the asset-based sales charges on Class B and Class C expenses (which will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only ONE class of shares and not a combination of shares of different classes.

      / / HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or C shares for which no initial sales charge is paid.

      INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem within 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C Shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or $1 million or more of Class B or C shares respectively from a single investor. Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore should not be relied on as rigid guidelines.

      INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Funds' Right of Accumulation.

      / /  ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU?
Because some account features may not be available for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, such as the asset-based sales charges described below and in the Statement of Additional Information.

      / / HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class rather than another class. It is important that investors understand that the purpose of the contingent deferred sales charges and asset-based sales charges for Class B and Class C shares are the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans:

           With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

           Under pension and profit-sharing plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

           There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other OppenheimerFunds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      / / HOW ARE SHARES PURCHASED? You can buy shares several ways: through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

      / / BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

      / / BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "Oppenheimer Funds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

      / / BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member, to transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

      Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      / / ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other OppenheimerFunds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

      / / AT WHAT PRICE ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order by the time of day the New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day the New York Stock Exchange is open (which is a "regular business day").

      If you buy shares through a dealer, the dealer must receive your order by the regular close of business of the New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES, IN ITS SOLE DISCRETION.

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:


______________________________________________________________________________________
                      FRONT-END SALES CHARGE    FRONT-END SALES CHARGE   COMMISSION AS
                       AS A PERCENTAGE OF        AS A PERCENTAGE OF      PERCENTAGE OF
AMOUNT OF PURCHASE      OFFERING PRICE            AMOUNT INVESTED       OFFERING PRICE
______________________________________________________________________________________

Less than $25,000            5.75%                    6.10%                4.75%

$25,000 or more but
less than $50,000            5.50%                    5.82%                4.75%

$50,000 or more but
less than $100,000           4.75%                    4.99%                4.00%

$100,000 or more but
less than $250,000           3.75%                    3.90%                3.00%

$250,000 or more but
less than $500,000           2.50%                    2.56%                2.00%

$500,000 or more but
less than $1 million         2.00%                    2.04%                1.60%
______________________________________________________________________________________





The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     / / CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the OppenheimerFunds in the following cases:

          / / Purchases aggregating $1 million or more, or / / Purchases by an OppenheimerFunds prototype 401(k) plan that: (1)
buys shares costing $500,000 or more, or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,00 or more.

     Shares of any of the OppenheimerFunds that offer only one class of shares that has no designation are considered "Class A shares" for this purpose. The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.



     If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. Shares purchased prior to July 1, 1994 are subject to a contingent deferred sales charge if they are redeemed within 24 months of the end of the calendar month in which they were purchased in an amount equal to 1% if the redemption occurs within the first 12 months and equal to .5 of 1% if the redemption occurs in the next 12 months. Shares purchased on or after July 1, 1994 but prior to the date of this prospectus are subject to a contingent deferred sales charge if they are redeemed within 12 months of the end of the calendar month of their purchase in an amount equal to 1%. However, the

Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all OppenheimerFunds you purchased subject to the Class A contingent deferred sales charge.



     In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

     No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

     / / SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of OppenheimerFunds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

     / / RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can cumulate shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

     Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other OppenheimerFunds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of OppenheimerFunds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold that investment in one of the OppenheimerFunds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price). The OppenheimerFunds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Transfer Agent. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

     / / LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other OppenheimerFunds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

     / / GROUP AND ASSOCIATION PURCHASES AND PURCHASES BY CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the applicable sales charge for purchases of Class A shares made through a single broker or dealer by qualified retirement plans including 401(k), 403(b) plans, SEP/IRA and IRA plans of a single employer, and by members of associations formed for any purpose other than the purchase of securities that purchased shares of any former Quest Fund or that received a proposal from OpCap Distributors prior to the date of this prospectus:

NUMBER OF                                     AS A %    AS A %     PERCENT OF
ELIGIBLE EMPLOYEES OR MEMBERS                   OF        OF        OFFERING
                                             OFFERING     NET        PRICE
                                               PRICE     ASSET   RE-ALLOWED TO
                                                         VALUE      SELLING
                                                          PER       DEALERS
                                                         SHARE

9 or less . . . . . . . . . . . . . . . . .    3.00%     3.09%       2.60%
Between 10 & 49 . . . . . . . . . . . . . .    2.00%     2.04%       1.65%
50 or more  . . . . . . . . . . . . . . . .    0.00%   see "Class A Contingent
                                                       Deferred Sales Charge,"
                                                       p.



  Purchases made under the Group Purchase provision will qualify for the lower of the sales charge computed according to the table based on the number of eligible employees in a plan or members of an association or the sales charge level under the Rights of Accumulation described above. Purchases by retirement plans covering 50 or more eligible employees or by associations or groups with 50 or more members shall be entitled to the sales charge waiver applicable to purchases of $1 million or more described above. In addition, purchases by 401(k) plans can qualify for this sales charge waiver if, in the opinion of Quest Distributors, the initial purchase plus projected contributions to be invested in the plan for the following 12 months will exceed $1,000,000. Individuals who qualify for reduced sales charges as members of associations,groups or eligible employees in plans as set forth in the above table also may purchase shares for their individual or custodial accounts at the same sales charge level.

   / / WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

   / /   the Manager or its affiliates;

   / /   present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

   / /   registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

   / /   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

   / /   employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

   / /   dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients; and

   / /   dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares of defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administrative services.

   / /   directors, trustees, officers or full time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan for any of them.

   / /   accounts advised by Oppenheimer Capital or persons who are directors or trustees of such accounts.

   / /   purchases made with the proceeds of maturing principal of any
Qualified Unit Investment Liquid Trust Series.

   / /   Shareholders of the AMA Family of Funds who acquired shares of any of the former Quest for Value Funds pursuant to a combination of a Quest Fund with a portfolio of the AMA Family of Funds who were shareholders of the AMA Family of Funds on February 28, 1991, provided they continuously own shares of a former Quest Fund.

   / /   Shareholders who acquired shares of any Quest Fund pursuant to the combination of certain Quest Funds with portfolios of the Unified Funds, provided they continuously own shares of a former Quest Fund.

      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

   / /   shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party,

   / /   shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor,

   / /   shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other OppenheimerFunds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor, or

   / /   shares purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver.

      WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge does not apply to purchases of Class A shares at net asset value without sales charge as described in the two sections above. It is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

   / /   for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement Plans:); or

   / /   to return excess contributions made to Retirement Plans; or

   / /   to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value; or

   / /   involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below); or

   / /   if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or



   / /   for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code, or (6) separation from service.



   / /  DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES.   Each Fund has
adopted a Distribution and Service Plan for Class A shares to compensate the Distributor for distributing Class A shares and servicing accounts. Under the Plan the Fund pays the Distributor an annual distribution fee of .15% per year on Class A shares of the Growth and Income Fund and .25% per year on Class A shares of the Quest for Value Fund, Opportunity, Small Capitalization and Global Equity Funds. The Distributor also receives a service fee of .25% per year with respect to all the Funds. Both fees are computed on the average annual net assets of Class A shares, determined as of the close of each regular business day. The distribution fee is used by the Distributor to compensate dealers that sell Class A shares. The Distributor uses all of the service fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. Services to be provided include, among others, answering customer inquiries about a Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

   To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period.

   The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

YEARS SINCE                     CONTINGENT DEFERRED SALES CHARGE
BEGINNING OF MONTH IN WHICH        ON REDEMPTIONS IN THAT YEAR
PURCHASE ORDER WAS ACCEPTED    (AS % OF AMOUNT SUBJECT TO CHARGE)

0 - 1                                         5.0%
1 - 2                                         4.0%
2 - 3                                         3.0%
3 - 4                                         3.0%
4 - 5                                         2.0%
5 - 6                                         1.0%
6 and following                               None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

   / / AUTOMATIC CONVERSION OF CLASS B SHARES. Six years after you purchase Class B shares, those shares will automatically convert to Class A shares.
Class B shares purchased prior to the date of this Prospectus will convert to Class A shares after eight years. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

   / / DISTRIBUTION AND SERVICE PLAN FOR CLASS B SHARES. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. The Distributor also receives a service fee of 0.25% per year. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares.

   The Distributor uses the service fee to compensate dealers for providing personal services for accounts that hold Class B shares. Those services are similar to those provided under the Class A Service Plan, described above. The asset-based sales charge and service fee increase Class B expenses by 1.00% of average net assets per year.

   The Distributor pays the 0.25% service fee to dealers in advance for the first year after Class B shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the fee on a quarterly basis. The Distributor pays sales commissions of 3.75% of the purchase price to dealers from its own resources at the time of sale.

   The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. Those payments, retained by the Distributor, are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the service fee and/or asset-based sales charge to the Distributor for distributing Class B shares before the Plan was terminated.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

   To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

   / / DISTRIBUTION AND SERVICE PLAN FOR CLASS C SHARES. The Fund has adopted a Distribution and Service Plan for Class C shares to compensate the Distributor for distributing Class C shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class C shares. The Distributor also receives a service fee of 0.25% per year. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. The asset-based sales charge allows investors to buy Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class C shares.

   The Distributor uses the service fee to compensate dealers for providing personal services for accounts that hold Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The asset-based sales charge and service fees increase Class C expenses by 1.00% of average net assets per year.

   The Distributor pays the 0.25% service fee to dealers in advance for the first year after Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the fee on a quarterly basis. The Distributor pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale. The total up-front commission paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

   The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class C shares. Those payments are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class C shares, including compensation of personnel of the Distributor who support distribution of Class C shares. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the service fee and/or asset-based sales charge to the Distributor for distributing Class C shares before the plan was terminated.

   / / WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

   WAIVERS FOR REDEMPTIONS IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

   / / distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent received the request), or (b) following the death or disability (as defined in the Internal Revenue Code ("IRC")) of the participant or beneficiary (the death or disability must have occurred after the account was established);

   / / redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

   / / returns of excess contributions to Retirement Plans;

   / / distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59-1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59-1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the IRC and may not exceed 10% of the account value annually, measured from the date the Transfer Agent received the request);

   / / shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below; or

   / / distributions from OppenheimerFunds prototype 401(k) plans: (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the IRC; (3) to meet minimum distribution requirements as defined in the IRC; (4) to make "substantially equal periodic payments" as described in
Section 72(t) of the IRC;  (5) for separation from service.

WAIVERS FOR REDEMPTIONS WITH RESPECT TO PURCHASES PRIOR TO MARCH 6, 1995. The CDSC will be waived in the case of redemptions of Class A, B or C shares purchased prior to March 6, 1995 in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code ("IRC") or from custodial accounts under IRC
Section 403(b)(7), individual retirement accounts under IRC Section 408(a), deferred compensation plans under IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans,
(ii) withdrawals under an automatic withdrawal plan where the annual withdrawal does not exceed 10% of the opening value of the account (only for Class B and C shares); and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.

WAIVERS FOR REDEMPTION WITH RESPECT TO PURCHASES ON OR AFTER MARCH 6, 1995 BUT PRIOR TO DATE OF THE PROSPECTUS. The CDSC will be waived in the case of redemptions of Class A, B or C shares purchased on or after March 6, 1995, but prior to the date of this Prospectus in connection with 1) distributions to participants or beneficiaries from individual retirement accounts under
Section 408(a) of the and retirement plans under Section 401(a), 401(k), 403(b) and 457 of the IRC, which distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the IRC) of the participant or beneficiary; 2) returns of excess contributions to such retirement plans;
3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); [4) withdrawals under an automatic withdrawal plan where the annual withdrawals do not exceed 10% of the opening value of the account (only for Class B and C shares)]; and
5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B or C shares if within 90 days after such redemption, the proceeds are invested in the same Class of shares in the same and/or another Fund.

SPECIAL FIDUCIARY RELATIONSHIPS. The CDSC will not apply with respect to purchases of Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder. If such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described above in, "Class A Contingent Deferred Sales Charge".

  For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

PURCHASES BY STRATEGIC ALLIANCES. The CDSC will not apply with respect to purchases of Class A shares by participants in qualified retirement plans that are part of strategic alliances. No sales charge will be imposed on such purchases and the Distributor will pay to the selling dealer a commission described above in "Class A Contingent Deferred Sales Charge." For the period of 13 months from the date of such sales, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution and Services Plan in connection with such shares will be retained by the Distributor.

   WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

   / / shares sold to the Manager or its affiliates;

   / / shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

   / / shares issued in plans or reorganization to which the Fund is a party.

SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

   AccountLink privileges must be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges on signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

   / / USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

   / / PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN), by calling the special PhoneLink number: 1-800-533-3310.

   / /   PURCHASING SHARES. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

   / /   EXCHANGING SHARES. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

   / /   SELLING SHARES.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Each Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis:

   / / AUTOMATIC WITHDRAWAL PLANS. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

   / / AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other OppenheimerFunds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other OppenheimerFunds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.



REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A shares, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of a Fund or other OppenheimerFunds without paying a sales charge.
This
privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A shares on which you paid a contingent deferred sales charge when you redeemed them. It does not apply to Class C shares. Please consult the Statement of Additional Information for more details.



RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

   / /   INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses

   / /   403(b)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

   / /   SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP IRAs

   / /   PENSION AND PROFIT-SHARING PLANS for self-employed persons and small business owners

   / /   401(k) prototype retirement plans for businesses

   Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

HOW TO SELL SHARES

   You can arrange to take money out of your account on any regular business day by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525-7048, FOR ASSISTANCE.

   / /   RETIREMENT ACCOUNTS.  To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

   / / CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and each Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

   / / You wish to redeem more than $50,000 worth of shares and receive a check
   / / The redemption check is not payable to all shareholders listed on the account statement
   / / The redemption check is not sent to the address of record on your statement
   / / Shares are being transferred to a Fund account with a different owner or name
   / / Shares are redeemed by someone other than the owners (such as an Executor)



   / / WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency.

IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.




SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

   --    Your name
   --    The Fund's name
   --    Your Fund account number (from your account statement)
   --    The dollar amount or number of shares to be redeemed
   --    Any special payment instructions
   --    Any share certificates for the shares you are selling,
   -- The signatures of all registered owners exactly as the account is registered, and
   -- Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR REQUESTS     SEND COURIER OR EXPRESS MAIL
  BY MAIL:                                   REQUESTS TO:
Shareholder Services, Inc.                 Shareholder Services, Inc.
P.O. Box 5270                              10200 E. Girard Avenue, Building D
Denver, Colorado 80217                     Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE MAY NOT BE REDEEMED BY TELEPHONE.

   / /   To redeem shares through a service representative, call 1-800-852-8457
   / /   To redeem shares automatically on PhoneLink, call 1-800-533-3310

   Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

   / / TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, once in each 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days of changing the address on an account.

   / / TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be wired.

SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

HOW TO EXCHANGE SHARES

   Shares of the Funds may be exchanged for shares of certain OppenheimerFunds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

   / / Shares of the fund selected for exchange must be available for sale in your state of residence

   / / The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
   / / You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
   / / You must meet the minimum purchase requirements for the fund you purchase by exchange
   / /   BEFORE EXCHANGING INTO A FUND, YOU SHOULD OBTAIN AND READ ITS
         PROSPECTUS

   SHARES OF A PARTICULAR CLASS MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMERFUNDS. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, not all of the OppenheimerFunds offer the same classes of shares. If a fund has only one class of shares that does not have a class designation, they are "Class A" shares for exchange purposes. Certain OppenheimerFunds offer Class A, Class B and/or Class C shares, and a list can be obtained by calling the Distributor at 1-800-525-7048. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

   Exchanges may be requested in writing or by telephone:

   / / WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

   / / TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

   You can find a list of OppenheimerFunds currently available for exchanges in the Statement of Additional Information or by calling a service representative at 1-800-525-7048. Exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund.

   There are certain exchange policies you should be aware of:

   / / Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

   / /   Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   / /   The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

   / /   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

   The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.

SHAREHOLDER ACCOUNT RULES AND POLICIES

   / / NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of the New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of each Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value each Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities, obligations for which market values cannot be readily obtained, and call options and hedging instruments. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If events materially affecting the value of such securities and exchange rates occur between the time of such determination and/or the close of the NYSE, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Board. These procedures are described more completely in the Statement of Additional Information.

   / / THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

   / / TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Funds at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

   / / THE TRANSFER AGENT WILL RECORD ANY TELEPHONE CALLS to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither it nor a Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

   / / REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

   / / DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

   / / THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the value of the securities in each Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.



   / / PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES

BY CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.



   / / INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

   / / UNDER UNUSUAL CIRCUMSTANCES, shares of a Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to the Statement of Additional Information for more details.

   / / "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

   / / THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

   / / TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, each Fund will mail only one copy of each annual and semi-annual report and updated prospectus to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

     DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income are declared and paid quarterly for the Growth and Income Fund. The Quest for Value, Small Capitalization, Opportunity and Global Equity Funds declare and pay dividends from net investment income on an annual basis following the end of their fiscal years (October 31, except for the Global Equity Fund, which is November 30). The Funds may at times make payments from sources other than income or net capital gains. Payments from such sources would, in effect, represent a return of each shareholder's investment. All or a portion of such payments would not be taxable to shareholders.


  Distributions from net long-term capital gains, if any, for all Funds normally are declared and paid annually, subsequent to the end of their respective fiscal years. Distributions from net short-term capital gains, if any, for the U.S. Government Income Fund will be made quarterly and for all other Funds will be made annually. Short-term capital gains include the gains from the disposition of securities held less than one year, a portion of the premiums from expired put and call options written by a Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently.


  Dividends paid by any Fund with respect to Class A, B and C shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day, with each class bearing its own distribution and other class-related expenses. Accordingly, the higher distribution fees paid by Class B and C shares and the higher resulting expense ratio will cause such shares to be paid lower per share dividends than those paid on Class A shares. However, a Class B or C shareholder will receive more shares at the time of purchase than a Class A shareholder investing the same dollar amount since no sales charge is deducted from the amount invested in Class B or C shares.

Reinvestment Options: You can receive your dividends and capital gains distributions either in cash or in additional Fund shares without a sales charge. You will be subject to tax on such distributions. See the SAI for a description of how to change your election.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

   / /   REINVEST ALL DISTRIBUTIONS IN THE FUND.  You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

   / /   REINVEST CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

   / /   RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

   / /   REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMERFUNDS ACCOUNT. You
can reinvest all distributions in another OppenheimerFunds account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in a Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year each Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

   / / "BUYING A DIVIDEND": When a Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

   / / TAXES ON TRANSACTIONS: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

   / / RETURNS OF CAPITAL: In certain cases distributions made by a Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

   Dividends, interest and gains on foreign securities may give rise to withholding and other taxes imposed by foreign countries, reducing the amount distributable to you. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Global EquityFund may qualify to make an election to allow you either to claim United States foreign tax credits with respect to such foreign taxes withheld or paid, or to deduct such amounts as an itemized deduction on your tax return. This would increase your taxable income (in addition to income you actually received) by the amount of such taxes and the Fund would not be able to deduct such taxes in computing its taxable income.

   This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in a Fund on your particular tax situation.



     ADDITIONAL INFORMATION


          ORGANIZATION OF THE FUNDS. The Small Capitalization, Opportunity and Growth and Income Funds are portfolios of Quest for Value Family of Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on April 17, 1987. The Trust's other portfolio is the Officers Fund. The Trust may establish additional portfolios which may have different investment objectives from those stated in this prospectus. Quest for Value Fund, Inc. and Quest for Value Global Equity Fund, Inc. are each open-end diversified management investment companies organized as Maryland corporations.


  None of the Funds is required to hold annual shareholder meetings, although special meetings may be called for a specific Fund or group of Funds as a whole as required by applicable law or as requested in writing by holders of 10% or more of the outstanding shares of the Fund for the purpose of voting upon the question of removal of a director or trustee. Each Fund will assist shareholders in communicating with one another in connection with such a meeting. For matters affecting only one portfolio of Quest for Value Family of Funds, only the shareholders of that portfolio are entitled to vote. For matters affecting all the portfolios, but affecting them differently, separate votes by portfolio are required. Stock certificates for Class B charts or Class C shares will not be issued. No stock certificates will be issued for Class A shares unless specifically requested in writing.

  Under Massachusetts law shareholders of the Trust could, in certain circumstances, be held personally liable as partners for obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and its portfolios and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust on behalf of its portfolios. The Declaration of Trust also provides indemnification out of the Trust's property for any shareholder held personally liable for any of the obligations of the Trust. Thus, the risk of loss to a shareholder from being held personally liable for the obligations of the Trust is limited to the unlikely circumstance in which the Trust would be unable to meet its obligations. There is a remote possibility that one Fund might become liable for a misstatement in this Prospectus about another Fund.

  Each class of shares represents identical interests in the applicable Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to the: (a) designation of each class,
(b) effect of the respective sales charges, if any, for each class,
(c) distribution fees borne by each class, (d) expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) exchange privilege of each class.

PERFORMANCE INFORMATION: From time to time the Funds may advertise yield and total return figures, based on historical earnings. The figures are not intended to indicate future performance. "Yield" is calculated by dividing the net investment income for the stated period (exclusive of gains, if any, from options and financial futures transactions) by the value, at maximum offering price on the last day of the period, of the average number of shares entitled to receive dividends during the period. The yield formula assumes that net investment income is earned at a constant rate and reinvested semi-annually. "Total Return" refers to the average annual compounded rates of return over some representative period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, after giving effect to the reinvestment of all dividends and distributions and deductions of expenses during the period. A Fund also may advertise its total return over different periods of time by means of aggregate, average, year by year or other types of total return figures. In addition, reference in advertisements may be made to ratings and rankings among similar funds by independent evaluators such as Lipper Analytical Services, Inc. or Morningstar and the performance of the Funds may be compared to recognized indices of market performance. Performance data will be computed separately for each Class of shares in accordance with formulas specified by the SEC.

POSSIBLE CONFLICTS OF INTEREST BETWEEN CLASSES. The Boards of the Funds have determined that currently no conflict of interest exists between Class A, B and/or C shares of any Fund. On an ongoing basis, the Boards shall monitor the Funds for the existence of any material conflicts between the interests of the classes of outstanding shares. The Boards shall take such action as is reasonably necessary to eliminate any such conflicts that may develop, up to and including establishing a new Fund.


CUSTODIAN. The custodian of the assets, transfer agent and shareholder servicing agent for the Funds is State Street Bank and Trust Company, whose principal business address is P.O. Box 8505, Boston., MA 02266-8505. Cash balances of the Funds with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such uninsured balances may at times be substantial.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. The transfer agent and shareholder servicing agent is Shareholder Services, Inc., a subsidiary of the Manager, whose address is P.O. Box 5270, Denver, Colorado 80217.

SHAREHOLDER REPORTS. To reduce expenses, only one copy of financial reports will be mailed to your household, even if you have more than one account in the particular fund. If you wish to receive additional copies of financial reports, please call 1-800-525-7048.

SHAREHOLDER SERVICING AGENT FOR CERTAIN SHAREHOLDERS. Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent for former shareholders of the AMA Family of Funds and clients of AMA Investment
Advisers, L.P. who acquire shares of any Fund, and for former shareholders of the Unified Funds and Liquid Green Trusts, accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee, accounts which have a Money Manager brokerage account, and other accounts for which Unified Management Corporation is the dealer of record.

                                    APPENDIX

  The average distribution of investments in bonds by ratings as a percentage of average net assets for the Growth and Income Fund for the fiscal year ended October 31, 1994 calculated monthly on a dollar-weighted basis was as follows:

                                   RATED BONDS



MOODY'S INVESTORS SERVICE, INC.    STANDARD & POOR'S CORPORATION    PERCENTAGE
-----------------------------    -----------------------------     -----------
           Aaa                                AAA                         --
           Aa                                 AA                          --
           A                                  A                           --
           Baa                                BBB                         6.2%
           Ba                                 BB                          --
           B                                  B                           6.8%
           Caa                                CCC                         4.4%

             UNRATED BONDS DEEMED COMPARABLE TO THE INDICATED RATING

MOODY'S INVESTORS SERVICE, INC.    STANDARD & POOR'S CORPORATION    PERCENTAGE
-----------------------------    -----------------------------     -----------
           Aaa                                AAA                       0%
           Aa                                 AA                        0%
           A                                  A                         0%
           Baa                                BBB                       0%
           Ba                                 BB                        0%
           B                                  B                         0%
           Caa                                CCC                       0%




  The actual distribution of a Fund's corporate bond investments by rating will vary on any given date. The distribution of a Fund's investments by rating as set forth above should not be considered representative of the future composition of the Fund's portfolio.

TWO WORLD TRADE CENTER


NEW YORK, NEW YORK 10048






Table of Contents

Summary of Fund Expenses  . . . . . . . . . . . . . . . . . . . . . . . . .
Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . .
A Brief Overview of the Funds . . . . . . . . . . . . . . . . . . . . . . .
Investment Objectives of the Funds  . . . . . . . . . . . . . . . . . . . .
Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions and Techniques  . . . . . . . . . . . . . . . . . .
Investment Management Agreement . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Special Investor Services . . . . . . . . . . . . . . . . . . . . . . . . .
How to Sell Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
How to Exchange Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder Account Rules and Policies  . . . . . . . . . . . . . . . . . .
Additional Information  . . . . . . . . . . . . . . . . . . . . . . . . . .





Investment Advisor
Oppenheimer Management Corporation
Two World Trade Center
New York, NY 10048



Subadvisor
OpCapAdvisors
One World Financial Center
New York, New York 10281




Transfer Agent:
Shareholder Services, Inc.
P.O. Box 5270
Denver, Colorado 80217
(800) 525-7048

General Distributor:
Oppenheimer Funds Distributor, Inc.
Two World Trade Center
New York, NY 10048






/ /  GROWTH AND INCOME FUND

/ /  OPPORTUNITY FUND

/ /  SMALL CAPITALIZATION FUND

/ /  QUEST FOR VALUE FUND, INC.

/ /  QUEST FOR VALUE GLOBAL EQUITY FUND, INC.


November __, 1995

PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION




QUEST FOR VALUE FUND, INC.


Two World Trade Center
New York, New York 10048
(800) 525-7048





This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Prospectus dated November , 1995 (the "Prospectus") of Quest for Value Fund, Inc. (the "Fund"), which may be obtained by written request to Shareholder Services, Inc. ("SSI") P.O. Box 5270, Denver Colorado 80217 or by calling SSI at (800) 525-7048.





           The date of this Additional Statement is November  , 1995.



QUEST FOR VALUE is a registered service mark of Oppenheimer Capital

                                TABLE OF CONTENTS



Investment Policies and Special Investment Methods . . . . . . . . . . . . . . 3

Risks of Stock Index Futures and Related Options . . . . . . . . . . . . . . . 7

Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

Investment Management Services . . . . . . . . . . . . . . . . . . . . . . . .13


Distribution and Service Plans . . . . . . . . . . . . . . . . . . . . . . . .14






Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .17

Total Return and Tax Information . . . . . . . . . . . . . . . . . . . . . . .18

Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

               INVESTMENT POLICIES AND SPECIAL INVESTMENT METHODS


     The investment objectives and policies of the Fund are described in the Prospectus. In seeking to achieve its objectives, the Fund may use the following investment methods.

     BORROWING. The Fund may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis at fixed rates of interest and investing the borrowed funds. Any such borrowing will be made only from banks, and will only be made to the extent that the value of the Fund's assets, less its liabilities (other than such borrowings) is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets computed as above should fail to meet the 300% coverage described above, the Fund, within three days, is required to reduce its bank debt to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such action.

     Interest paid on money borrowed is an expense of the Fund which it would not otherwise incur so that it may have little or not net investment income when its borrowings are substantial.

     Borrowing for investment increases both investment opportunity and investment risk. Since substantially all of the Fund's assets fluctuate in value, and the obligation resulting from borrowing is fixed, the net asset value per share of the Fund will tend to increase more when the portfolio assets increase in value, and decrease more when the portfolio assets decrease in value, than would otherwise be the case if no borrowing had been done. This is the speculative factor known as leverage; such borrowings will be used only for the purchase of securities.

     During the past fiscal year, the Fund has not invested in warrants, restricted securities, securities of small, unseasoned companies, or options on indices, and has no current intention of doing so in the foreseeable future, nor did the Fund borrow for investment purposes.

     INVESTMENT IN WARRANTS. The Fund may not invest more than 5% of its assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). Of such 5%, not more than 2% of the assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants are basically an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

     RESTRICTED SECURITIES. From time to time, the Fund may invest in securities the disposition of which would be subject to legal restrictions. It may be difficult to sell such securities at a price representing, in the opinion of OpCap Advisors, their fair value until such time as such securities may be sold publicly. Whether the Fund or the issuer or seller of the restricted securities will pay the expenses of their registration under the Securities Act of 1933 will in each case be the subject of negotiation at the time the securities are purchased. The Fund will ordinarily acquire the right to have such securities registered within some specified period of time.

     When registration is required, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.


     No restricted securities for which there is no readily available market ("illiquid securities") will be acquired which at the time of acquisition will cause the aggregate current value of restricted securities (including private placements and repurchase transactions maturing beyond seven days) to exceed 10% of the value of the Fund's net assets. When as a result of either the increase in the value of some or all of the restricted and illiquid securities held, or the diminution in the value of unrestricted marketable securities in the portfolio, the restricted and illiquid securities come to represent a larger percentage of the value of the Fund's net assets, OpCap Advisors will consider appropriate steps to protect the Fund's flexibility.



     INVESTMENT IN SMALL UNSEASONED COMPANIES. Assets of the Fund may be invested in securities of small, unseasoned companies as well as those of large and well-known companies. The former may have a limited trading market, which may adversely affect their disposition by the Fund and can result in their shares being priced at a lower level than might otherwise be the case. In addition, there are other investment companies (including those advised by OpCap Advisors' affiliates) and other investment media engaged in trading this type of security and, to the extent that these organizations trade in the same securities, the Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained. The Fund will not make investments that will result in more than 15% of the Fund's net assets (at the time of purchase) being invested in securities of companies that have operated less than three years, including the operation of predecessors.


     INVESTMENT IN FOREIGN SECURITIES. The Fund may purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in the United States' over-the-counter market. There is no limit on the amount of such foreign securities that the Fund might acquire. The Fund does not intend to speculate in foreign currency nor invest in foreign currency contracts. The Fund will only hold foreign currency in connection with the purchase or sale of securities on a foreign securities exchange. To the extent that foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency and foreign securities will be held by the Fund's custodian bank, or by a foreign branch of a U.S. bank, acting as subcustodian. The custodian bank will hold such foreign securities pursuant to such arrangements as are permitted by applicable foreign and domestic law and custom. In connection with purchases on foreign securities exchanges, although the Fund may purchase securities issued by companies in any country, developed or underdeveloped, the Fund does not presently intend to purchase securities issued by companies in underdeveloped countries.

     Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations (e.g. currency blockage). The Fund may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are generally not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of foreign stock exchanges, brokers, and listed companies than there is in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could adversely affect investment in securities of issuers located in those countries. Individual foreign economies may differ favorable or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. If it should become necessary, the Fund would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security that it would against a United States issuer.


     RISKS OF OPTIONS ON INDICES. The Fund's purchase and sale of options on indices will be subject to certain risks, notwithstanding the use of such options solely to hedge the value of the Fund's equity portfolio. The index option hedging strategy to be employed by OpCap Advisors will involve primarily the purchase of put options against indices which, in the opinion of OpCap Advisors, will be affected by market conditions in a substantially similar fashion to the Fund's equity portfolio. Put options will be sold only to close out long positions. Price movements in the Fund's portfolio probably will not correlate exactly to movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may decrease more than the corresponding value of the long index put option position may increase. It is also possible that the price of the index may rise while the value of the Fund portfolio may fall. If this happened the Fund would experience a loss on the value of its portfolio which is not offset by an increase in the value of its hedging option position. However, OpCap Advisors believes that the value of a diversified Fund portfolio, will, over time, tend to move in the same direction as the market and that movements in the value of the Fund in the opposite direction as the market will be likely to occur only for a short period or to a small degree.


     Index prices may be distorted if trading or certain stocks included in the indices in interrupted. Trading in index options also may be interrupted in certain circumstances such as if trading is halted in a substantial number of stocks included in the index. If this occurred the Fund would not be able to close out options which it had purchased, which could result in losses to the Fund if the underlying index moved adversely before trading resumed. However, it is the Fund's policy to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     The purchase of an index option may also be subject to a timing risk. If an option is exercised before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out of the money (i.e. the exercising of the option would result in a loss not a gain) the holder would be required to pay the difference between the closing index value and the exercise price of the option

(times the applicable multiple) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate the risk entirely because the exercise cutoff time for index options may be different than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise its option.

     Although the markets for certain option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of OpCap Advisors, the market for such option has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

     LOWER RATED BONDS. The Fund may invest up to 5% of its assets in bonds rated below Baa3 by Moody's Investors Service Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") (commonly known as "junk bonds"). Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's Board of Directors. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, may depress the prices of outstanding junk bonds.

     ADDITIONAL RISKS. Securities in which the Fund may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors and shareholders, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both or imposing other constraints upon enforcement of such obligations.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund has no present intention of investing in the securities of other investment companies.

                RISKS OF STOCK INDEX FUTURES AND RELATED OPTIONS

     Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit with its broker an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This is known as initial margin. Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. In addition, because under current futures industry practice daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contract to its broker. Such payments would be required where during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund resulting in a net long position, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian to collateralize the position and thereby insure that the use of such futures is unleveraged. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

     There are several risks in connection with the use of stock index futures in the Fund as a hedging device. One risk arises because of the imperfect correlation between the price of the stock index future and the price of the securities which are the subject of the hedge. This risk of imperfect correlation increases as the composition of the Fund portfolio diverges from the securities included in the applicable stock index. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction this advantage will be partially offset by the future. If the price of the futures moves more than the price of the stock the Fund will experience a loss or a gain on the future which will be completely offset by movement in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index. It is possible that where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. While this should occur, if at all, for a very brief period or to a very small degree, OpCap Advisors believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based. It is also possible that if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it had hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be but will not necessarily be, at increase prices which reflect the rising market.
The Fund may also have to sell securities at a time when it may be disadvantageous to do so.

     Where futures are purchased to hedge against a possible increase in the price of stocks before the Fund is able to invest its cash (or cash equivalents) in stock (or options) in an orderly fashion, it is possible the market may decline instead. If the Fund then concluded to not invest in stock or options at the time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the value of stock index futures contracts as a hedging device may be reduced.

     Currently, stock index futures contracts can be purchased or sold with respect to several different stock indices, each based on a different measure of market performance. Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, as with stock options, there is no assurance that a liquid secondary market or an exchange or board of trade will exist for any particular contract or at any particular time. In such event it may not be possible to close a futures position and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     In addition, if the Fund has insufficient cash it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it is disadvantageous to do so.

                             INVESTMENT RESTRICTIONS

     The Fund's significant investment restrictions are described in the Prospectus. The following are also fundamental policies and cannot be changed without shareholder approval. Under these additional restrictions, the Fund cannot:

     (a) Invest in real estate or interests in real estate (including limited partnership interests), but may purchase readily marketable securities of companies holding real estate or interests therein;

     (b)  Purchase securities on margin;

     (c) Underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio (except that the Fund may in the future invest all of its investable assets in an open-end management investment company with substantially the same investment objective and restrictions as the Fund);

     (d)  Mortgage, hypothecate or pledge any of its assets;


     (e) Invest or hold securities of any issuer if the Officers and Directors of the Fund or its Manager or Subadvisor owning individually more then 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; or


     (f) Invest in companies for the primary purpose of acquiring control or management thereof (except that the Fund may in the future invest all of its investable assets in an open-end management investment company with substantially the same investment objective and restrictions as the Fund);

     (g) Invest in physical commodities or physical commodity contracts, or speculate in financial commodity contracts, but may purchase and sell stock futures contracts and options on such futures contracts exclusively for hedging purposes;

     (h) Write, purchase or sell puts, calls, or combinations thereof on individual stocks, but may purchase or sell exchange traded put and call options on stock indices to protect the Fund's assets.


     In addition, the Fund may not, with respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer . Although not a fundamental policy, in order to comply with a state's securities laws, the Fund has agreed not to make loans to any person or individual (except that portfolio securities may be loaned within the limitations set forth in the Prospectus), not to make short sales of securities except "against-the-box" and not to invest in interests in oil, gas or other mineral exploration or development programs or leases.




                               MAJOR SHAREHOLDERS



To the knowledge of the Fund, the following shareholders held as beneficial or record owners 5% or more of each specified class of shares of the Fund as of September 7, 1995:

 Number and Class of Shares
   Beneficially Owned or
       Held of Record            Name and Address          Percentage of Class
 -------------------------       ----------------          -------------------

2,546,407 Class A shares     Unified Management Corp             12.78%
held for the benefit of      Omnibus Account
clients                      429 N. Pennsylvania Street
                             Indianpolis, IN  46204



                             DIRECTORS AND OFFICERS



     The directors and officers of the Fund, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the 1940 Act, are denoted by an asterisk. The address of each is Two World Trade Center, New York, New York 10048, except as noted. As of September 7, 1995, all of the Directors and Officers of the Fund as a group owned less than 1% of its outstanding shares.



BRIDGETT A. MACASKILL, CHAIRMAN OF THE BOARD OF DIRECTORS AND PRESIDENT*



Chief Executive Officer of the Manager since September 30, 1995; President and Chief Operating Officer of the Manager since 1991; prior thereto, Chief Operating Officer of the Manager from 1989-1991 and Executive Vice President of the Manager from 1987-1989. Vice President, Director of Oppenheimer Acquisition Corp., Director of Oppenheimer Partnership Holdings, Inc., Chairman and a Director of Shareholder Services, Inc., Director of Main Street Advisers, Inc., Director of HarbourviewAsset Management Corporation, all of which are subsidiaries of the Manager.


PAUL Y. CLINTON, DIRECTOR
946 Morris Avenue
Bryn Mawr, Pennsylvania 19010

Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; formerly President of Essex Management Corporation, a management consulting company; Trustee of Capital Cash Management Trust, Prime Cash Fund and Short Term Asset Reserves, each of which is a money-market fund; Director of Quest Cash Reserves, Inc. and Quest for Value Global Equity Fund, Inc., Trustee of Quest for Value Accumulation Trust and Quest for Value Family of Funds, all of which are open-end investment companies. Formerly a general partner of Capital Growth Fund, a venture capital partnership; formerly a general partner of Essex Limited Partnership, an investment partnership; formerly President of Geneve Corp., a venture capital fund; formerly Chairman of Woodland Capital Corp., a small business investment company; formerly Vice President of W.R. Grace & Co.


THOMAS W. COURTNEY, C.F.A., DIRECTOR
P.O. Box 580
Sewickley, Pennsylvania 15143

Principal of Courtney Associates, Inc., a venture capital firm; former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Investment Counseling Federated Investors, Inc.and Trustee of Cash Assets Trust, a money market fund; Director of Quest Cash Reserves, Inc. and Quest for Value Global Equity Fund, Inc., Trustee of Quest for Value Accumulation Trust, all of which are open-end investment companies; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation.


LACY B. HERRMANN, DIRECTOR
380 Madison Avenue, Suite 2300
New York, New York 10017


President and Chairman of the Board of Aquila Management Corporation (since
1984) and of Incap Management Corporation (since 1982), the sponsoring organizations and Administrator and/or Sub-Advisor to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust (since 1985), Short Term Asset Reserves (since 1984), Cash Assets Trust (since 1984), U.S. Treasuries Cash Assets Trust (since 1988), Tax-Free Cash Assets Trust (since 1988), Prime Cash Fund (since
1982), Oxford Cash Management Fund (1982-1988) and Trinity Liquid Assets Trust (1982-1985), each of which is a money market fund, and of Churchill Tax-Free Fund of Kentucky (since 1986), Tax-Free Fund of Colorado (since 1986), Tax-Free Trust of Oregon (since 1985), Tax-Free Trust of Arizona (since 1985), and Hawaiian Tax-Free Trust (since 1984), each of which is a tax-free municipal bond fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc. (since 1981), distributor of most of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT") a money market fund (since 1981) and an STCM Management Company, Inc., sponsor and Sub-Advisor to CCMT; General Partner of Tamarack Associates (1966-
1984), a private investment partnership and Chairman of the Board and President of various of its subsidiaries through 1986. Director of Quest Cash Reserves, Inc. and Quest for Value Global Equity Fund, Inc. Trustee of Quest for Value Accumulation Trust, Quest for Value Family of Funds and The Saratoga Advantage Trust, each of which is an open-end investment company.


GEORGE LOFT, DIRECTOR
51 Herrick Road
Sharon, Connecticut 06069


Private Investor; Director of Quest Cash Reserves, Inc. and Quest for Value Global Equity Fund, Inc. Trustee of Quest for Value Accumulation Trust, Quest for Value Family of Funds and The Saratoga Advantage Trust, all of which are open-end investment companies, and Director of Quest for Value Dual Purpose Fund, Inc., a closed-end investment company.



ROBERT DOLL, JR., VICE PRESIDENT AND PORTFOLIO MANAGER
Execuive Vice President and Director of Equity Investments of the Manager; an officer and Portfolio Manager of other Oppenheimer Funds.

ANDREW J. DONOHUE, SECRETARY
Executive Vice President and General Counsel of the Manager and the Distributor; an officer of other Oppenheimer Funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor; partner in Kraft & McManimon (a law firm); an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.



GEORGE C. BOWEN, TREASURER
3410 South Galena Street Denver, Colorado 80231
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; an officer of other Oppenheimer Funds.



REMUNERATION OF THE MANAGER AND DIRECTORS. All officers of the Fund are officers or directors of the Manager and receive no salary or fee from the Fund. The following table sets forth the aggregate compensation received from the Fund and the Fund Complex of OpCap Advisors, the Fund's former adviser, by the Fund's non-interested directors during the fiscal year ended October 31, 1994.



 Name of Person      Aggregate       Pension or      Estimated       Total
                    Compensation     Retirement       Annual      Compensation
                   from the Fund      Benefits     Benefits Upon   from Fund
                                     Accrued as     Retirement      and Fund
                                    Part of Fund                    Complex
                                      Expenses

Paul Y. Clinton        $4,200          None            None         $68,100

Thomas W.               4,200          None            None          66,600
Courtney

Lacy B.                 4,200          None            None          67,350
Herrmann

George Loft             4,200          None            None          74,800



     Messrs. Clinton, Courtney and Herrmann earned directors fees with respect to 18 investment companies in OpCap Advisors' Fund Complex and the fees earned by Mr. Loft were with respect to 19 investment companies in the Complex. During such periods the non-interested Directors received fees from three investment companies for which they no longer serve as directors and which are no longer part of the Complex but for which OpCap Advisors currently serves as subadviser. In addition, during such periods, Mr. Clinton and Mr. Courtney each served as director with respect to three investment companies in the Complex for which they received no fees and Mr. Loft and Mr. Herrmann each served as director with respect to 10 investment companies in the Complex for which they received no fees. For the purpose of this paragraph, a portfolio of an investment company organized in series form is considered to be an investment company.





AMA FAMILY OF FUNDS INDEMNIFICATION. In connection with the combination of Quest for Value Fund, Inc. with Classic Growth Fund of AMA Family of Funds, Inc., Quest for Value Fund, Inc. has agreed to assume the obligation of Classic Growth Fund to indemnify the directors of the AMA Family of Funds, Inc. to the fullest extent permitted by law and the By-Laws of AMA Family of Funds, Inc.

UNIFIED FUNDS INDEMNIFICATION. In connection with the combination of Quest for Value Fund, Inc. with Unified Growth Fund, Quest for Value Fund, Inc. has agreed to assume the obligation of Unified Growth Fund to indemnify the directors of Unified Growth Fund to the fullest extent permitted by law and the By-Laws of the Unified Growth Fund.


     INVESTMENT MANAGEMENT AND OTHER SERVICES

      THE MANAGER AND ITS AFFILIATES. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by MassMutual. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund and one of whom (Ms. Macaskill) also serves as Director of the Fund.

     The Manager and the Fund has a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

     THE INVESTMENT ADVISORY AGREEMENT. The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated as of November , 1995.

     Under the Investment Advisory Agreement, the Manager acts as the investment adviser for the Fund and supervises the investment program of the Fund. The Investment Advisory Agreement provides that the Manager will provide administrative services for the Fund including the completion and maintenance of records, preparation and filing of reports required by the Securities and Exchange Commission, reports to shareholders and composition of proxy statements and registration statements required by Federal and state securities laws. The Manager will furnish the Fund with office space, facilities and equipment and arrange for its employees to serve as officers of the Fund. The administrative services to be provided by the Manager under the Investment Advisory Agreement will be at its own expense.

     Expenses not assumed by the Manager under the Investment Advisory Agreement or paid by the Distributor will be paid by Fund including interest, taxes, brokerage commissions, insurance premiums, compensation, expenses and fees of non-interested Directors, legal and audit expenses, transfer agent and custodian fees and expenses, registration fees, expenses of printing and mailing reports and proxy statements to shareholders, expenses of shareholders meetings and non-recurring expenses including litigation. The Investment Advisory Agreement contains no expense limitation. However, independently of the Investment Advisory Agreement, the Manager has undertaken to reimburse the Fund to the extent that the total expenses of the Fund in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) exceeds the most stringent state regulatory limitation application to the Fund. At present, that limitation is imposed by California and limits expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million and 1.5% of average annual net assets in excess of $100 million.

     The payment of the management fee at the end of any month will be reduced or eliminated such that there will not be any accrued but unpaid liability under this expense limitation. The Manager reserves the right to terminate or amend the undertaking at any time. Any assumption of the Fund's expenses under this undertaking would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited.

     The Investment Advisory Agreement provides that in the absence or willful misfeasance, bad faith, or gross negligence in the performance of its duty, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable from any loss resulting from a good faith or omission on its part with respect to any of its duties thereunder. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment companies for which it may act as an investment advisor or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use "Oppenheimer" as part of its name may be withdrawn.

      For the services and facilites to be provided by the Manager under the Investment Advisory Agreement the Fund will pay a monthly fee computed as a percentage of the Fund's average daily net assets at the rate of 1.00% of the first $400 million of net assets, .90% of the next $400 million of net assets and .85% of net assets over $800 million.

FEES PAID UNDER THE PRIOR INVESTMENT ADVISORY AGREEMENT

     OpCap Advisors served as investment adviser to the Fund from its inception until November , 1995. The following fees were paid by the Fund to OpCap Advisors for services under the prior Investment Advisory Agreement: $1,223,192 for the fiscal year ended October 31, 1992; $2,052,883 for the fiscal year ended October 31, 1993; and $2,479,887 for the fiscal year ended October 31, 1994.

     Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor are paid by the Fund. The Fund is responsible for bearing certain expenses attributable to the Fund but not to a particular class ("Fund Expenses"), including deferred organization expenses; taxes; registration fees; typesetting of prospectuses and financial reports required for distribution to shareholders; brokerage commissions; fees and related expenses of directors who are not interested persons; legal, accounting and audit expenses; custodian fees; insurance premiums; and trade association dues. Fund Expenses will be allocated based on the total net assets of each class. Each class of shares of each Fund will also be responsible for certain expenses attributable only to that class ("Class Expenses"). These Class Expenses may include distribution and service fees, transfer and shareholder servicing agent fees, professional fees, printing and postage expenses for materials distributed to current shareholders, state registration fees and shareholder meeting expenses. Such items are considered Class Expenses provided such fees and expenses relate solely to such Class. A portion of printing expenses, such as typesetting costs, will be divided equally among the Fund, while other printing expenses, such as the number of copies printed, will be considered Class Expenses.

          The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in such Agreement, on June 22, 1995 and by the shareholders of the Fund at a meeting held for that purpose on November 3, 1995.

     The Investment Advisory Agreement provides that the Manager may enter into sub advisory agreements with other affiliated or unaffiliated registered investment advisers in order to obtain specialized services for the Fund provided that the Fund is not required to pay any additional fees for such services. The Manager has retained OpCap Advisors (previously called Quest for Value Advisors) pursuant to a Subadvisory Agreement dated as of November , 1995 with respect to each Fund.

THE SUBADVISORY AGREEMENT

     The Subadvisory Agreement provides that OpCap Advisors shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Funds. Under the Subadvisory Agreement, OpCap Advisors agrees not to change the Portfolio Manager of the Fund without the written approval of the Manager and to provide assistance in the distribution and marketing of the Fund. The Subadvisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940
Act) and who have no direct or indirect financial interest in such agreements on June 22, 1995 and by the shareholders of the Fund at a meeting held for that purpose on November 3, 1995.

     Under the Subadvisory Agreement, the Manager will pay OpCap Advisors an annual fee payable monthly, based on the average daily net assets of the Fund, equal to 40% of the investment advisory fee collected by the Manager of the Fund based on the total net assets of the Fund as of the effective date of the Subadvisory Agreement (the "base amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the base amount.

     The Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, OpCap Advisors shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

     PORTFOLIO TRANSACTIONS. Portfolio decisions are based upon recommendations of the portfolio manager and the judgment of the portfolio managers. The Fund will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices.

      The Investment Advisory Agreement contains provisions relating to the selection of broker-dealers ("brokers") for the Fund's portfolio transactions. The Manager and the Subadvisor may use such brokers as may, in their best judgment based on all relevant factors, implement the policy of the Fund to achieve best execution of portfolio transactions. While the Manager need not seek advance competitive bidding or base its selection on posted rates, it is expected to be aware of the current rates of most eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board and the provisions of the Investment Advisory Agreement.

     The Investment Advisory Agreement also provides that, consistent with obtaining the best execution of the Fund's portfolio transactions, the Manager and the Subadvisor, in the interest of the Fund, may select brokers other than affiliated brokers, because they provide brokerage and/or research services to the Fund and/or other accounts of the Manager or any Subadvisor. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager or the Subadvisor that the commissions are reasonable in relation to the services provided, viewed either in terms of that transaction or the Manager's or the Subadvisor's overall responsibilities to all its accounts. No specific dollar value need be put on the services, some of which may or may not be used by the Manager or the Subadvisor for the benefit of the Fund or other of its advisory clients. To show that the determinations were made in good faith, the Manager or any Subadvisor must be prepared to show that the amount of such commissions paid over a representative period selected by the Board was reasonable in relation to the benefits to the Fund. The Investment Advisory Agreement recognizes that an affiliated broker-dealer may act as one of the regular brokers for the Fund provided that any commissions paid to such broker are calculated in accordance with procedures adopted by the Fund's Board under applicable SEC rules.

     The Subadvisory Agreement permits OpCap Advisors to enter into "soft dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, OpCap Advisors will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft dollar" arrangements will be made in accordance with policies adopted by the Board of the Fund and in compliance with applicable law.

     Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Fund and/or other accounts of the Manager or OpCap Advisors; information received in connection with directed orders of other accounts managed by the Manager or OpCap Advisors or its affiliates may or may not be useful to one or more of the funds managed by the Manager or OpCap Advisors. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager or OpCap Advisors, to make available additional views for consideration and comparison, and to enable the Manager or OpCap Advisors to obtain market information for the valuation of securities held in the Fund's assets.

The following table presents information as to the allocation of brokerage commissions paid to Opco and other brokers during the Fund's last three completed fiscal years.

                        Total          Brokerage           Total Amount of
                      Brokerage   Commissions Paid to     Transactions Where
  For the Fiscal     Commissions          Opco          Brokerage Commissions
Year Ended October      Paid                                 Paid to Opco
       31,
--------------------------------------------------------------------------------
                                     Dollar       %     Dollar Amounts    %
                                    Amounts
                                   --------------------------------------------

      ...1992            160,939       109,542    68.1      60,032,554    71.6

      ...1993            152,344        73,313    48.1      58,028,142    55.2

      ...1994            318,014       162,914    51.2     103,314,410    53.2

     The Fund does not effect principal transactions with Opco. When the Fund effects principal transactions with other broker-dealers, commissions are imputed. During the fiscal year ended October 31, 1994, the Fund directed $6,592,325 of brokerage transactions to brokers because of research services provided. The commissions related to such transactions were $9,500.

     During the fiscal year ended October 31, 1994 the Fund acquired common stock of Morgan Stanley Group Incorporated, the parent of one of the Fund's regular broker-dealers. The value of the Fund's holdings of Morgan Stanley Group Incorporated was $5,883,750 at October 31, 1994.


THE DISTRIBUTOR.    Under a General Distributor's Agreement with the Fund dated as of November , 1995, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Class A, Class B and Class C shares of the Fund but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans" below.

                         DISTRIBUTION AND SERVICE PLANS

     The Fund entered into an Amended and Restated Distribution and Service Plan and Agreement as of November , 1995 (a "Plan") with Oppenheimer Funds Distributor, Inc. (the "Distributor") with respect to each Class of shares (the "Plans"). The Plans were approved on June 22, 1995 by the Directors, including the non-interested Directors, and by the shareholders of each class of shares of the Fund at a meeting held for that purpose on November 3, 1995.

     The fees under each Plan consist of a service fee at the annual rate of .25% of the average net assets of the shares and a distribution fee at the annual rate of .25% of the average net assets of Class A shares of the Fund and at the annual rate of .75% of the average net assets of Class B and Class C shares of the Fund.

     The Distributor will be authorized under the Plans to pay broker dealers, banks or other entities (the "Recipients") that render assistance in the distribution of shares or provide administrative support with respect to shares held by customers. The service fee payments made under the Plans will compensate the Distributor and the Recipients for providing administrative support with respect to shareholder accounts. The distribution fee payments made under the Plans will compensate the Distributor and the Recipients for providing distribution assistance in connection with the sale of Fund shares.

     The Plans provide that payments may be made by the Manager or by the Distributor to the Recipients from their own resources or from borrowings. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

     The Plans may not be amended to increase materially the amount of payments to be made without the approval of the relevant class of shareholders of the Fund. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for the proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Directors.

     While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Directors at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payment was made and the identity of each Recipient that received any such payment. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Directors in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of such Independent Directors.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers does not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Directors. Initially, the Board of Directors has set the fee at the maximum rate and set no minimum amount.

     Each Plan will remain in effect only if its continuance is specifically approved at least annually by the vote of both a majority of the Directors and a majority of the non-interested Directors who have no direct or indirect individual financial interest in the operation of the Plans or any agreements related thereto (the "Qualified Directors"). The Plans may be terminated at any time by vote of a majority of the Qualified Directors or by a vote of a majority of the relevant class of Shares of the Fund. In the event of such termination, the Board including the Qualified Directors shall determine whether the Distributor is entitled to payment by the Fund of all or a portion of the service fee and/or the distribution fee with respect to shares sold prior to the effective date of such termination.

     The service fee and the distribution fee payable under the Plans are subject to reduction or elimination under the limits imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD Rules"). The Plans are intended to comply with NASD Rules and Rule 12b-1 adopted under the 1940 Act. Rule 12b-1 requires that the selection and nomination of Directors who are not "interested persons" of the Fund be committed to the discretion of the Qualified Directors and that the Directors receive quarterly reports on the payments made under the Plans and the purposes for those payments.

THE PRIOR PLANS     From the inception date of the Fund through November  ,
1995, OpCap Distributors served as Distributor to the Fund and provided distribution services pursuant to plans adopted under the Investment Company Act (the "Prior Plans").

     For the fiscal year ended October 31, 1994, the total distribution fee for Class A shares was $1,189,613, the total distribution fee for Class B shares was $83,411 and the total distribution fee for Class C shares was $17,249 under the Prior Plans.

     It is estimated that OpCap Distributors spent approximately the following amounts with respect to Class A, B and C shares of the Fund for the fiscal year ended October 31, 1994.





                                          Printing and
                                           Mailing of
                                        Prospectuses to
                 Sales Material        other than Current         Compensation          Compensation to
    Class        and Advertising          Shareholders             to Dealers           Sales Personnel             Other(1)


      A                    $247,915                 $146,955         $594,808                  $577,489                $322,936

      B                      47,277                   30,176          482,866                   112,084                  63,783

      C                      30,691                   19,494           29,138                    72,813                  41,356

     (1)  Includes costs of telephone and overhead.



During the fiscal year ended October 31, 1994, OpCap Distributors received the following compensation with respect to the Fund:



               Portion of
             Sales Charge on                         Compensation on
             Class A. Shares                       Redemptions (CDSCs)

                 136,398                                $ 10,000



OpCap Distributors paid $276,738 in distribution and service fees to Oppenheimer & Co., Inc., an affiliated broker-dealer, with respect to the Fund




                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share of the Fund is determined each day the New York Stock Exchange (the "Exchange") is open, as of the close of the regular trading session of the Exchange (currently 4:00 p.m., Eastern Time) that day, by dividing the value of the Fund's net assets by the total number of its shares outstanding. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving and Christmas Day. It may also close on other days. Although the legal rights of Class A, B and C shares are identical, the different expenses borne by each class may result in differing net asset values and dividends for each class.

     Securities listed on a national securities exchange or designated as national market system securities are valued at the last reported sale price on that day or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under general supervision and responsibility of the Fund's Board of Directors. Debt securities having remaining maturities in excess of sixty days when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Accumulated unrealized appreciation or depreciation on the sixty-first day, if any, is amortized to maturity.

     Concerning the valuation of an open short sale against-the-box, the Fund would value securities covering such a sale at the market price thereof and offset such value by the short position.

     Investors should be aware that because of the difference between the bid and asked prices of the over-the-counter securities which the Fund may invest in, there may be an immediate reduction in the net asset value of the shares of the Fund after the Fund has completed a purchase of such securities.

                        TOTAL RETURN AND TAX INFORMATION

TOTAL RETURN CALCULATION. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would result in 100% growth on a compounded basis in ten years.

     Total return information may be useful to investors in reviewing the Fund's performance. However, certain factors should be considered before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. The total return for any given past period is not an indication or representation by the Fund of future rates of return on its shares. When comparing the Fund's total return with that of other alternatives, investors should understand that as the Fund is an equity fund seeking capital appreciation, its shares are subject to greater market risks than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hope of realizing greater gains.

     Average annual total return is calculated according to the following formula:
               P (1+t)n = ERV

Where: P = a hypothetical initial investment of $1,000 t = average annual total return n = number of years
         ERV = ending redeemable value of P at the end of each period.


Average Annual Total Return through October 31, 1994 for the period beginning:



                                                                                                             4/30/80 Class A
                     11/1/93                       11/1/89                        11/1/84                     9/2/93 Class B
                    (1 year)                      (5 years)                     (10 years)                     and Class C
                                                                                                            (since inception)
------------------------------------------------------------------------------------------------------------------------------------
             Without
  Class    deduction    With deduction     Without     With deduction     Without     With deduction     Without     With deduction
            of sales      of maximum    deduction of     of maximum    deduction of     of maximum     deduction of    of maximum
             charge      sales charge   sales charge    sales charge   sales charge    sales charge    sales charge   sales charge
------------------------------------------------------------------------------------------------------------------------------------

    A         5.01          -1.02(1)         10.76        9.46(1)          12.67         12.01(1)         18.06          17.58(1)

    B         4.43           -.57            N/A            N/A             N/A            N/A             2.74           -.66

    C         4.45           3.45            N/A            N/A             N/A            N/A             2.68           2.68



(1) These numbers have been restated to reflect the maximum sales charge of 5.75% as if it had been in effect throughout the above periods.



     In addition to average annual returns, each class of shares of the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Total returns may be quoted with or without taking the Fund's sales charge into account. Excluding the Fund's sales charge from a total return calculation produces a higher total return figure.

     The cumulative total returns on an investment made in Class A shares of the Fund for the one, five and ten year periods ended October 31, 1994 and for the one year period for B and C and since inception for Class A, B and C shares were as follows:




          For the one year period ended    For the five year period     For the ten year period       From inception (1) through
                     10/31/94                   ended 10/31/94               ended 10/31/94                    10/31/94
------------------------------------------------------------------------------------------------------------------------------------
             Without     With deduction    Without    With deduction     Without    With deduction    Without     With deduction of
           deduction of    of maximum     deduction     of maximum    deduction of    of maximum    deduction of    maximum sales
           sales charge   sales charge     of sales    sales charge   sales charge   sales charge   sales charge      charge(2)
  Class                                     charge
------------------------------------------------------------------------------------------------------------------------------------

    A         5.01%         -1.02%(3)       66.77%      57.18 %(3)       229.91%      210.94%(3)     1,013.52%       949.49%(3)

    B         4.43%           -.57%          N/A            N/A            N/A           N/A           3.19%            -.76%

    C         4.45%           3.45%          N/A            N/A            N/A           N/A           3.13%            3.13%


(1) The Quest for Value Fund commenced operations on 4/30/80. Class B and C shares of the Fund were first offered on 9/2/93.

(2) Reflects deduction of front-end sales charge for Class A shares and Contingent Deferred Sales Charge for Class B and C shares.

(3) These numbers have been restated to reflect the maximium sales charge of 5.75% as if it had been in effect throughout the above periods.


     From time to time the Fund may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc.; (2) recognized indexes including but not limited to the Standard & Poor's Composite Stock Price Index, Consumer Price Index and Dow Jones Industrial Average; and (3) Money Magazine and other financial publications including magazines, newspapers and newsletters. Performance statistics may include total returns, measures of volatility, or other methods of performance based on the method used by the publishers of the information. Advertising materials for the Fund may also compare the Fund's total return to money market fund yields and rates on certificates of deposit, U.S. Government Securities and corporate bonds, and may refer to current or historic financial or economic trends or conditions.

     The performance of the Fund may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), and Morningstar, Inc. ("Morningstar"), independent services located in Summit, New Jersey and Chicago, Illinois, respectively, that monitor the performance of mutual funds. Lipper and Morningstar generally rank funds on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals, For example, the Fund may quote Morningstar ratings in its advertising materials. Morningstar rates mutual funds on a one star to five star scale on the basis of risk-adjusted performance.

     The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies such as general principles of investing, asset allocation, diversification, risk tolerance; goal setting; and a questionnaire designed to help create a personal financial profile.


     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.


     The Distributor may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     In advertising materials, the Distributor may reference or discuss its products and services, which may include: other Oppenheimer funds; retirement investing; brokerage products and services; the effects of dollar-cost averaging and saving for college; and the risk of market timing. In addition, the Distributor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Distributor may also reprint, and use as advertising and sales literature, articles from a quarterly magazine provided free of charge to Oppeneimer fund shareholders.


     The Fund may present its fund number, Quotron symbol, CUSIP number, and discuss or quote its current portfolio manager.

     Volatility. The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these
measures to those of other funds.   Measures of volatility seek to compare a
fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum Indicators indicate the Fund's price movements over specific periods to time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during period of low price levels.

     The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year plan.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISBURSEMENTS. The Federal tax treatment of the Fund's dividends and distributions is explained in the Prospectus under the caption "Tax Status." The Code provides for a 70% dividends-received deduction (the "deduction") by corporations. Special provisions are contained in the Code as to the eligibility of payments to shareholders made by mutual funds for the deduction. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments which the Fund has held for a minimum period, usually 46 days. It should also be noted that a shareholder will not be eligible for the deduction on dividends paid with respect to shares which are held by the shareholder for 45 days or less. The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year.

                             ADDITIONAL INFORMATION

DESCRIPTION OF THE FUND. The Fund was formed under the laws of Maryland on August 6, 1979. When issued, the shares of each class of the Fund are fully paid and have no preemptive, conversion, or other subscription rights. Each class of shares represents identical interests in the applicable Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each class, (b) the effect of the respective sales charges, if any, for each class, (c) the distribution fees borne by each class, (d) the expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) the exchange privilege of each class. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.


     It is expected that the investment company will not be required to hold annual meetings, but will hold special meetings of shareholders when, in the judgment of the Directors, it is necessary or desirable to submit matters for shareholder vote.

INDEPENDENT AUDITORS. KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York, are the independent auditors of the Fund. Their services include auditing the financial statements of the Fund as well as other related services.


CUSTODIAN. State Street Bank and Trust Company acts as custodian of the assets for the Fund.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. Shareholder Services, Inc. acts as the transfer agent and shareholder servicing agent for the Fund.


DISTRIBUTION OPTIONS. Shareholders may change their distribution options by giving the Transfer Agent three days prior notice in writing.


SHAREHOLDER SERVICING AGENT FOR CERTAIN SHAREHOLDERS. Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent for former shareholders of the AMA Family of Funds and clients of AMA Investment Advisers, Inc. (which acted as the investment advisor to the AMA Family of Funds) who acquire shares of any former Quest Fund, and for former shareholders of the Unified Funds and Liquid Green Trusts, accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee, accounts which have a Money Manager brokerage account, and other accounts for which Unified Management Corporation is the dealer of record.







RETIREMENT PLANS. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions, and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk, and descriptions of the 401-k program offered by the Distributors. From time to time, hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following example illustrates the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future performance of any Oppenheimer product.

EXAMPLES


 Benefits of Long Term Tax-Free Compounding -                      Benefits of Long Term Tax-Free Compounding -
 Single Sum                                                        Periodic Investment
------------------------------------------------------------------------------------------------------------------------------------
                 Amount of Contribution: $100,000                                  Amount Invested Annually: $2000
------------------------------------------------------------------------------------------------------------------------------------

                                Rates of Return                                                    Rates of Return
    Years        -------------------------------------------           Years       -------------------------------------------------

                   8.00%            10.00%            12.00%                           8.00%           10.00%           12.00%
                 -------------------------------------------                       -------------------------------------------------
                                  Value at end                                                      Value at End
------------------------------------------------------------------------------------------------------------------------------------

       5         $  146,933       $  161,051        $  176,234           5           $ 12,672         $ 13,431         $ 14,230
      10         $  215,892       $  259,374        $  310,585          10           $ 31,291         $ 35,062         $ 39,309
      15         $  317,217       $  417,725        $  547,357          15           $ 58,649         $ 69,899         $ 83,507
      20         $  466,096       $  672,750        $  964,629          20           $ 98,846         $126,005         $161,397
      25         $  684,848       $1,083,471        $1,700,006          25           $157,909         $216,364         $298,668
      30         $1,006,266       $1,744,940        $2,995,992          30           $244,692         $361,887         $540,585


 Comparison of Taxable and Tax-Free Investing -- Periodic Investments
 (Assumed Tax Rate : 28%)

------------------------------------------------------------------------------------------------------------------------------------
                Amount of Annual Contribution (Pre-Tax):$2,000                       Annual Contribution (After Tax): $1,440
------------------------------------------------------------------------------------------------------------------------------------
                          Tax Deferred Rates of Return                                       Fully Taxed Rates of Return
    Years       -----------------------------------------------        Years        ------------------------------------------------
                   8.00%            10.00%            12.00%                           5.76%            7.20%            8.64%
                -----------------------------------------------                     ------------------------------------------------
                                  Value at end                                                      Value at End
------------------------------------------------------------------------------------------------------------------------------------

       5          $ 12,672         $ 13,431          $ 14,230            5           $  8,544         $  8,913         $  9,296
      10          $ 31,291         $ 35,062          $ 39,309           10           $ 19,849         $ 21,531         $ 23,364
      15          $ 58,649         $ 69,899          $ 83,507           15           $ 34,807         $ 39,394         $ 44,654
      20          $ 98,846         $126,005          $161,397           20           $ 54,598         $ 64,683         $ 76,874
      25          $157,909         $216,364          $298,668           25           $ 80,785         $100,485         $125,635
      30          $244,692         $361,887          $540,585           30           $115,435         $151,171         $199,429


                      Comparison of Tax Deferred Investing
                            -- Deducting Taxes at End
                         (Assumed Tax Rate at End: 28%)
-------------------------------------------------------------------------------
                      Amount of Annual Contribution: $2,000
-------------------------------------------------------------------------------
                                 Tax Deferred Rates of Return

     Years          -----------------------------------------------------------

                      8.00%               10.00%                 12.00%
                    -----------------------------------------------------------
                                         Value at End
-------------------------------------------------------------------------------

       5            $ 11,924             $ 12,470               $ 13,046
      10            $ 28,130             $ 30,485               $ 33,903
      15            $ 50,627             $ 58,728               $ 68,525
      20            $ 82,369             $101,924               $127,406
      25            $127,694             $169,782               $229,041
      30            $192,978             $277,359               $406,021


OCTOBER 31, 1994
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
QUEST FOR VALUE FUND, INC.

--------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         VALUE
--------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.1%
$   350,000  5.06%, 4/06/95
             (cost -- $342,326)                             $    342,031
                                                            ------------
SHORT-TERM CORPORATE NOTES -- 10.7%
BANKING -- 3.3%
$ 8,632,000  Norwest Financial, Inc.
             4.95%, 12/05/94                                $  8,591,645
                                                            ------------
ENERGY -- 0.8%
  2,000,000  Chevron Oil Finance Co.
             4.91%, 11/28/94                                   1,992,635
                                                            ------------
INSURANCE -- 0.9%
  2,300,000  Prudential Funding Corp.
             4.85%, 11/14/94                                   2,295,972
                                                            ------------
MACHINERY & ENGINEERING -- 3.1%
  7,900,000  Deere (John) Capital Corp.
             4.92%, 11/07/94                                   7,893,522
                                                            ------------
MISCELLANEOUS FINANCIAL SERVICES -- 2.6%
  1,470,000  Beneficial Corp.
             4.88%, 11/21/94                                   1,466,015
  1,300,000  Commercial Credit Co.
             4.85%, 11/21/94                                   1,296,497
  4,000,000  Household Finance Corp.
             4.97%, 12/01/94                                   3,983,433
                                                            ------------
                                                               6,745,945
                                                            ------------
Total Short-Term Corporate Notes
 (cost -- $27,519,719)                                      $ 27,519,719
                                                            ------------
CONVERTIBLE CORPORATE BONDS -- 0.8%
REAL ESTATE
$ 2,310,156  Security Capital Realty, Inc.
             12.00%, 6/30/14
               (cost -- $2,177,494) (A)                     $  1,997,340
                                                            ------------
CONVERTIBLE PREFERRED STOCKS -- 1.1%
METALS/MINING
     60,000  Freeport McMoRan, Inc.
             $4.375 Conv. Pfd.
               (cost -- $2,654,325)                         $  2,880,000
                                                            ------------
COMMON STOCKS -- 88.0%
AEROSPACE -- 10.1%
    215,000  AlliedSignal, Inc.                             $  7,444,375
    129,000  Martin Marietta Corp.                             5,917,875
     59,000  McDonnell Douglas Corp.                           8,319,000
     90,000  Sundstrand Corp.                                  4,095,000
                                                            ------------
                                                              25,776,250
                                                            ------------
BANKING -- 6.1%
     75,000  Citicorp                                          3,581,250
     68,000  First Interstate Bancorp                          5,440,000
    120,810  Mellon Bank Corp.                                 6,720,056
                                                            ------------
                                                              15,741,306
                                                            ------------
CHEMICALS -- 3.1%
     27,000  Hercules, Inc.                                    3,152,250
     64,000  Monsanto Co.                                      4,872,000
                                                            ------------
                                                               8,024,250
                                                            ------------
CONGLOMERATES -- 1.7%
     90,200  General Electric Co.                              4,408,525
                                                            ------------
CONSUMER PRODUCTS -- 7.5%
     80,000  Avon Products, Inc.                               5,060,000
    252,000  Hasbro, Inc.                                      8,316,000
     50,000  Unilever N.V.                                     5,937,500
                                                            ------------
                                                              19,313,500
                                                            ------------
DRUGS & MEDICAL PRODUCTS -- 5.4%
    213,000  Becton, Dickinson & Co.                          10,064,250
     48,000  Warner-Lambert Co.                                3,660,000
                                                            ------------
                                                              13,724,250
                                                            ------------
ELECTRONICS -- 2.6%
    177,000  Arrow Electronics, Inc.*                          6,681,750

INSURANCE -- 20.5%
     82,000  American International Group, Inc.                7,677,250
    411,000  EXEL Ltd.                                        16,183,125
     38,500  General Reinsurance Corp.                         4,312,000
    205,000  John Alden Financial Corp.                        6,150,000
    202,500  Progressive Corp., Ohio                           7,695,000
    101,000  Transamerica Corp.                                4,961,625
    121,000  UNUM Corp.                                        5,550,875
                                                            ------------
                                                              52,529,875
                                                            ------------
MANUFACTURING -- 4.2%
    260,000  Case Corp.                                        5,460,000
    290,000  Pall Corp.                                        5,256,250
                                                            ------------
                                                              10,716,250
                                                            ------------

* Non-income producing security.

OCTOBER 31, 1994
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
QUEST FOR VALUE FUND, INC. (cont'd)

-------------------------------------------------------------------------
SHARES                                                             VALUE
-------------------------------------------------------------------------
METALS/MINING -- 1.7%
      2,844  Freeport McMoRan, Copper & Gold (Class A)      $     64,701
    227,000  Freeport McMoRan, Inc.                            4,171,125
                                                            ------------
                                                               4,235,826
                                                            ------------
MISCELLANEOUS FINANCIAL SERVICES -- 9.9%
    200,000  American Express Co.                              6,150,000
    340,000  Countrywide Credit Industries, Inc.               5,015,000
    152,000  Federal Home Loan Mortgage Corp.                  8,284,000
     90,000  Morgan Stanley Group, Inc.                        5,883,750
                                                            ------------
                                                              25,332,750
                                                            ------------
REAL ESTATE -- 1.1%
      3,050  Security Capital Realty, Inc. (A)                 2,758,036
                                                            ------------
RETAIL -- 3.5%
    213,000  May Department Stores Co.                         8,014,125
     21,000  Mercantile Stores Co., Inc.                         955,500
                                                            ------------
                                                               8,969,625
                                                            ------------
TECHNOLOGY -- 3.1%
    127,000  Intel Corp.                                       7,889,875
                                                            ------------
TELECOMMUNICATIONS -- 1.9%
        344  Bell Atlantic Corp.                                  18,017
    145,200  Sprint Corp.                                      4,737,150
                                                            ------------
                                                               4,755,167
                                                            ------------
TEXTILES/APPAREL -- 2.1%
    280,600  Warnaco Group, Inc. (Class A)*                    5,296,325
                                                            ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 3.5%
    116,000  Dole Food Co.                                  $  3,117,500
    240,000  Sara Lee Corp.                                    5,910,000
                                                            ------------
                                                               9,027,500
                                                            ------------
Total Common Stocks
 (cost -- $192,374,371)                                     $225,181,060
                                                            ------------
Total Investments
 (cost -- $225,068,235)                      100.7%         $257,920,150
Other Liabilities in Excess of
 Other Assets                                 (0.7)           (1,881,015)
                                             -----          ------------
TOTAL NET ASSETS                             100.0%         $256,039,135
                                             -----          ------------
                                             -----          ------------
OPPORTUNITY FUND

PRINCIPAL
AMOUNT                                          VALUE
-----------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 20.6%
AUTOMOTIVE -- 0.7%
$ 1,450,000  Ford Motor Credit Co.
             4.91%, 11/28/94                                $  1,444,660
                                                            ------------
BANKING -- 4.9%
 10,600,000  Norwest Financial, Inc.
             4.95%, 12/05/94                                  10,550,445
                                                            ------------
CONGLOMERATES -- 0.5%
    950,000  General Electric Capital Corp.
             4.90%, 11/14/94                                     948,319
                                                            ------------
ENERGY -- 3.5%
             Chevron Oil Finance Co.
  6,100,000  4.82%, 11/28/94                                   6,077,949
  1,450,000  4.91%, 11/28/94                                   1,444,661
                                                            ------------
                                                               7,522,610
                                                            ------------
INSURANCE -- 0.6%
  1,300,000  Prudential Funding Corp.
             5.00%, 11/14/94                                   1,297,653
                                                            ------------

 * Non-income producing security.
(A) Restricted Securities (the Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities.):
                                                                     VALUATION
   DESCRIPTION                   DATE OF     PAR      SHARES   UNIT     AS OF
                               ACQUISITION  AMOUNT             COST  OCTOBER 31,
                                                                        1994
--------------------------------------------------------------------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14              9/15/94     $2,310,156    --    $ .94    $ .86
Security Capital Realty, Inc.
  Common Stock                 9/15/94            --  3,050      926      904

--------------------------------------------------------------------------------

--------------------------------------------------------
PRINCIPAL
AMOUNT                                             VALUE
--------------------------------------------------------
MACHINERY & ENGINEERING -- 1.8%
             Deere (John) Capital Corp.
$   800,000  4.83%, 11/21/94               $    797,853
  3,100,000  4.92%, 11/07/94                  3,097,458
                                           ------------
                                              3,895,311
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 8.6%
             Beneficial Corp.
  4,950,000  4.88%, 11/21/94                  4,936,580
  1,100,000  5.00%, 11/07/94                  1,099,083
  1,800,000  CIT Group Holdings, Inc.
             5.05%, 11/07/94                  1,798,485
  1,200,000  Commercial Credit Co.
             4.85%, 11/21/94                  1,196,767
             Household Finance Corp.
  2,500,000  4.52%, 11/02/94                  2,499,686
  6,100,000  4.85%, 11/28/94                  6,077,811
    800,000  4.88%, 11/14/94                    798,590
                                           ------------
                                             18,407,002
                                           ------------
Total Short-Term Corporate Notes
 (cost -- $44,066,000)                     $ 44,066,000
                                           ------------
U.S. TREASURY NOTES -- 1.5%
$ 1,000,000  7.50%, 11/15/01               $    992,030
  1,000,000  7.50%, 5/15/02                     990,470
    550,000  7.875%, 4/15/98                    560,054
    550,000  7.875%, 8/15/01                    557,304
                                           ------------
Total U.S. Treasury Notes
 (cost -- $3,149,370)                      $  3,099,858
                                           ------------
CONVERTIBLE PREFERRED STOCKS -- 1.1%
METALS/MINING
     50,000  Freeport McMoRan, Inc.
               $4.375 Conv. Pfd.
               (cost -- $2,211,938)        $  2,400,000
                                           ------------
COMMON STOCKS -- 76.5%
AEROSPACE -- 8.9%
    115,000  McDonnell Douglas Corp.       $ 16,215,000
     60,000  Sundstrand Corp.                 2,730,000
                                           ------------
                                             18,945,000
                                           ------------
BANKING -- 15.2%
    120,000  Citicorp                      $  5,730,000
     34,000  First Empire State Corp.         5,108,500
    226,000  Mellon Bank Corp.               12,571,250
     10,000  U.S. Bancorp                       240,000
     60,000  Wells Fargo & Co.                8,917,500
                                           ------------
                                             32,567,250
                                           ------------
CHEMICALS -- 4.7%
     75,000  Hercules, Inc.                   8,756,250
     18,000  Monsanto Co.                     1,370,250
                                           ------------
                                             10,126,500
                                           ------------
CONSUMER PRODUCTS -- 3.8%
     60,000  Avon Products, Inc.              3,795,000
     50,000  Hasbro, Inc.                     1,650,000
     92,500  Mattel, Inc.                     2,705,625
                                           ------------
                                              8,150,625
                                           ------------
DRUGS & MEDICAL PRODUCTS -- 5.9%
    120,000  Becton, Dickinson & Co.          5,670,000
     90,000  Warner-Lambert Co.               6,862,500
                                           ------------
                                             12,532,500
                                           ------------
ENERGY -- 5.4%
    139,200  Tenneco, Inc.                    6,159,600
    149,300  Triton Energy Corp.*             5,300,150
                                           ------------
                                             11,459,750
                                           ------------
HEALTHCARE SERVICES -- 2.9%
    435,000  National Health
               Laboratories, Inc.             6,253,125
                                           ------------
INSURANCE -- 5.3%
    160,000  EXEL Ltd.                        6,300,000
     60,000  Transamerica Corp.               2,947,500
     60,000  Travelers, Inc.                  2,085,000
                                           ------------
                                             11,332,500
                                           ------------
MANUFACTURING -- 1.3%
    160,000  Collins & Aikman Corp.*          1,420,000
    100,100  Shaw Industries, Inc.            1,463,962
                                           ------------
                                              2,883,962
                                           ------------

* Non-income producing security.

OCTOBER 31, 1994
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
OPPORTUNITY FUND (cont'd)

--------------------------------------------------------
SHARES                                            VALUE
--------------------------------------------------------
MISCELLANEOUS FINANCIAL SERVICES -- 16.5%
    240,000  American Express Co.          $  7,380,000
    321,700  Countrywide Credit
               Industries, Inc.               4,745,075
    210,000  Federal Home Loan Mortgage
               Corp.                         11,445,000
     55,000  Federal National Mortgage
               Assoc.                         4,180,000
    110,000  Lehman Brothers Holdings,
               Inc.                           1,705,000
     90,000  Morgan Stanley Group, Inc.       5,883,750
                                           ------------
                                             35,338,825
                                           ------------
TECHNOLOGY -- 4.8%
     70,000  Alliant Techsystems, Inc.*       2,406,250
    110,000  Intel Corp.                      6,833,750
     50,500  Unitrode Corp.*                    972,125
                                           ------------
                                             10,212,125
                                           ------------
TELECOMMUNICATIONS -- 1.8%
    120,100  Sprint Corp.                     3,918,263
                                           ------------
Total Common Stocks
 (cost -- $149,478,552)                    $163,720,425
                                           ------------
Total Investments
 (cost -- $198,905,860)           99.7%    $213,286,283

Other Assets in Excess of
 Other Liabilities                 0.3          659,462
                                 -----     ------------
TOTAL NET ASSETS                 100.0%    $213,945,745
                                 -----     ------------
                                 -----     ------------
SMALL CAPITALIZATION FUND

PRINCIPAL
AMOUNT                                            VALUE
------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 8.5%
AUTOMOTIVE -- 0.7%
$1,038,000  Ford Motor Credit Co.
              4.91%, 11/28/94              $  1,034,178
                                           ------------
BANKING -- 5.0%
 7,041,000  Norwest Financial, Inc.
              4.95%, 12/05/94                 7,008,083
                                           ------------
CONGLOMERATES -- 0.7%
   930,000  General Electric Capital
              Corp.
              4.82%, 11/21/94                   927,510
                                           ------------
INSURANCE -- 1.1%
$1,468,000  Prudential Funding Corp.
              4.85%, 11/28/94              $  1,462,660
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 1.0%
   925,000  Beneficial Corp.
              4.88%, 11/21/94                   922,492
   475,000  Federal National Mortgage
              Assoc.
              4.75%, 11/01/94                   475,000
                                           ------------
                                              1,397,492
                                           ------------
Total Short-Term Corporate Notes
 (cost -- $11,829,923)                     $ 11,829,923
                                           ------------
CORPORATE NOTES & BONDS -- 0.7%
ENERGY -- 0.3%
$  375,000  Global Marine, Inc.
              12.75%, 12/15/99             $    405,000
                                           ------------
PRINTING & PUBLISHING -- 0.4%
   700,000  U.S. Banknote Corp.
              10.375%, 6/01/02                  602,000
                                           ------------
Total Corporate Notes & Bonds
 (cost -- $1,104,862)                      $  1,007,000
                                           ------------
CONVERTIBLE CORPORATE BONDS -- 0.9%
REAL ESTATE
$1,363,500  Security Capital Realty, Inc.
              12.00%, 6/30/14
              (cost -- $1,285,200) (A)     $  1,178,870
                                           ------------

SHARES                                            VALUE
------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.2%
RETAIL
     36,000  Family Bargain Corp.
               $0.95 Conv. Pfd.
               (cost -- $360,000)          $    346,500
                                           ------------
COMMON STOCKS -- 86.3%
ADVERTISING -- 4.7%
    100,000  Foote, Cone & Belding
               Communications, Inc.           4,475,000
     39,000  Omnicom Group, Inc.              2,076,750
                                           ------------
                                              6,551,750
                                           ------------
AEROSPACE -- 1.2%
    200,000  BE Aerospace, Inc.*              1,737,500
                                           ------------
AUTOMOTIVE -- 0.2%
    126,000  Collins Industries, Inc.*          283,500
                                           ------------
BUILDING & CONSTRUCTION -- 3.9%
    146,000  CRSS, Inc.                       1,642,500
    102,600  D.R. Horton, Inc.                1,346,625
    120,000  Martin Marietta Materials,
               Inc.                           2,475,000
                                           ------------
                                              5,464,125
                                           ------------
CHEMICALS -- 2.0%
    141,400  OM Group, Inc.                   2,828,000
                                           ------------

* Non-income producing security.

--------------------------------------------------------------------------------

-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
COMPUTER SERVICES -- 4.1%
    147,700  BancTec, Inc.*                $  2,954,000
     34,600  Globalink, Inc.*                   484,400
     90,000  National Data Corp.              1,867,500
     70,000  Sudbury, Inc.*                     481,250
                                           ------------
                                              5,787,150
                                           ------------
DRUGS & MEDICAL PRODUCTS -- 3.6%
     40,000  Beckman Instruments, Inc.        1,175,000
    108,900  Sybron International Corp.*      3,770,662
                                           ------------
                                              4,945,662
                                           ------------
ELECTRICAL EQUIPMENT -- 0.7%
     80,000  Instrument Systems Corp.*          600,000
     16,000  Marshall Industries*               418,000
                                           ------------
                                              1,018,000
                                           ------------
ENERGY -- 9.5%
    136,800  Aquila Gas Pipeline Corp.        1,043,100
    195,500  BWIP Holdings, Inc. (Class
               A)                             3,519,000
    330,155  Global Natural Resources,
               Inc.*                          2,476,162
    125,000  Nahama & Weagant
               Energy Co.*                       54,687
    137,500  Noble Drilling Corp.*            1,014,063
     72,000  St. Mary Land &
               Exploration Co.                  967,500
     65,000  Triton Energy Corp.*             2,307,500
     92,530  UGI Corp.                        1,862,166
                                           ------------
                                             13,244,178
                                           ------------
HEALTHCARE SERVICES -- 1.7%
     90,000  Community Health Systems,
               Inc.*                          2,362,500
                                           ------------
INSURANCE -- 3.3%
    123,300  Financial Security Assurance
               Holdings, Ltd.                 2,758,838
    112,500  Guaranty National Corp.          1,884,375
                                           ------------
                                              4,643,213
                                           ------------

LEISURE -- 0.7%
     43,700  Club Med, Inc.                     977,787
                                           ------------
MANUFACTURING -- 6.8%
     89,000  Collins & Aikman Corp.*            789,875
     97,000  Exabyte Corp.*                   2,134,000
     50,000  Giddings & Lewis, Inc.             775,000
    181,300  Interlake Corp.*                   430,587
     65,100  Masland Corp.                    1,049,738
    170,000  North American Watch Co.         2,210,000
     85,600  Welbilt Corp.*                   2,118,600
                                           ------------
                                              9,507,800
                                           ------------
MEDIA/BROADCASTING -- 0.6%
     25,000  Pulitzer Publishing Co.            893,750
                                           ------------
METALS/MINING -- 0.5%
     50,000  Olympic Steel, Inc.*               737,500
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 3.6%
    221,400  SafeCard Services, Inc.          3,542,400
    100,800  Union Corp.*                     1,499,400
                                           ------------
                                              5,041,800
                                           ------------
PAPER PRODUCTS -- 0.7%
     61,500  CSS Industries, Inc.*         $  1,022,438
                                           ------------
PRINTING & PUBLISHING -- 3.8%
     72,000  Commerce Clearing House,
               Inc. (Class B)                 1,206,000
    216,300  Nu-Kote Holdings, Inc.
               (Class A)*                     4,028,588
                                           ------------
                                              5,234,588
                                           ------------
REAL ESTATE -- 10.6%
    151,800  Cousins Properties, Inc.         2,352,900
     44,000  Post Properties, Inc.            1,292,500
    219,750  Property Trust of America        3,543,469
    230,000  Security Capital Industrial
               Trust, Inc.                    3,507,500
      1,800  Security Capital Realty,
               Inc. (A)                       1,627,848
    239,000  Taubman Centers, Inc.            2,479,625
                                           ------------
                                             14,803,842
                                           ------------
RETAIL -- 4.3%
    190,000  AmeriCredit Corp.*               1,258,750
     72,700  Brookstone, Inc.*                1,090,500
    350,700  Cash America International,
               Inc.                           2,893,275
     15,600  Finish Line, Inc.                  113,100
     52,500  Fred's, Inc.                       603,750
                                           ------------
                                              5,959,375
                                           ------------
SECURITY/INVESTIGATION SERVICES -- 0.5%
    202,910  Automated Security Holdings
               PLC ADS                          532,639
    498,184  Holmes Protection Group,
               Inc.                             187,409
                                           ------------
                                                720,048
                                           ------------
TECHNOLOGY -- 8.1%
    100,400  Dionex Corp.*                    3,714,800
    202,000  Rational Software Corp.*           505,000
    130,000  Stratus Computer, Inc.*          4,842,500
    113,100  Unitrode Corp.*                  2,177,175
                                           ------------
                                             11,239,475
                                           ------------
TEXTILES/APPAREL -- 3.5%
     18,000  Blair Corp.                        756,000
     70,000  Dyersburg Corp.                    437,500
     42,700  Fab Industries, Inc.             1,318,363
    128,000  Warnaco Group, Inc. (Class
               A)*                            2,416,000
                                           ------------
                                              4,927,863
                                           ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 2.1%
     70,900  Morningstar Group, Inc.            514,025
    220,118  Sylvan Food Holdings, Inc.*      2,366,268
                                           ------------
                                              2,880,293
                                           ------------
TRANSPORTATION -- 2.0%
    183,700  Interpool, Inc.*                 2,525,875
     18,000  MTL, Inc.                          279,000
                                           ------------
                                              2,804,875
                                           ------------
UTILITIES -- 1.7%
    221,200  Sithe Energies, Inc.*            2,322,600
                                           ------------

* Non-income producing security.

                                      A-5

OCTOBER 31, 1994
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION FUND (cont'd)

-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
OTHER -- 1.9%
    142,000  McGrath RentCorp.             $  2,165,500
     89,200  National Education Corp.*          434,850
                                           ------------
                                              2,600,350
                                           ------------
Total Common Stocks
  (cost -- $114,775,894)                   $120,539,962
                                           ------------
Total Investments
 (cost -- $129,355,879)         96.6%      $134,902,255
Other Assets in Excess of
 Other Liabilities               3.4          4,687,545
                               -----       ------------
TOTAL NET ASSETS               100.0%      $139,589,800
                               -----       ------------
                               -----       ------------
GROWTH AND INCOME FUND
------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 13.5%
AUTOMOTIVE -- 3.4%
$ 1,150,000  Ford Motor Credit Co.
             4.76%, 11/07/94               $  1,149,088
                                           ------------
CONGLOMERATES -- 2.6%
    885,000  General Electric Capital Corp.
             4.72%, 11/04/94                    884,652
                                           ------------
ENERGY -- 4.1%
  1,415,000  Chevron Oil Finance Co.
             4.70%, 11/01/94                  1,415,000
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 3.4%
  1,150,000  Household Finance Corp.
             4.77%, 11/08/94                  1,148,933
                                           ------------
Total Short-Term Corporate Notes
 (cost -- $4,597,673)                      $  4,597,673
                                           ------------
CORPORATE NOTES & BONDS -- 11.2%
CONTAINERS -- 3.0%
$ 1,000,000  Stone Container Corp.
             11.875%, 12/01/98             $  1,030,000
                                           ------------
ENERGY -- 3.8%
  1,750,000  Triton Energy Corp.
               Zero Coupon, 11/01/97          1,279,687
                                           ------------
TELECOMMUNICATIONS -- 4.4%
  3,000,000  Nextel Communications, Inc.
               0.00%/11.50%, 9/01/03**        1,515,000
                                           ------------
Total Corporate Notes & Bonds
 (cost -- $4,187,052)                      $  3,824,687
                                           ------------
CONVERTIBLE CORPORATE BONDS -- 6.2%
DRUGS & MEDICAL PRODUCTS -- 1.7%
$ 1,692,000  Alza Corp.
               Zero Coupon, 7/14/14        $    568,935
                                           ------------
MEDIA/BROADCASTING -- 4.5%
  5,000,000  Time Warner, Inc.
               Zero Coupon, 12/17/12          1,525,000
Total Convertible Corporate Bonds
 (cost -- $2,173,746)                      $  2,093,935
                                           ------------
-------------------------------------------------------
SHARES                                            VALUE
-------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 12.3%
ENERGY -- 5.4%
    130,000  Gerrity Oil & Gas Corp.
             $1.50 Conv. Pfd.              $  1,820,000
                                           ------------
RETAIL -- 2.2%
     20,000  Venture Stores, Inc.
             $3.25 Conv. Pfd.                   760,000
                                           ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 4.7%
     80,000  Flagstar Companies, Inc.
             $2.25 Conv. Pfd.                 1,590,000
                                           ------------
Total Convertible Preferred Stocks
 (cost -- $4,878,620)                      $  4,170,000
                                           ------------
COMMON STOCKS -- 52.6%
AEROSPACE -- 6.2%
     15,000  McDonnell Douglas Corp.       $  2,115,000
                                           ------------

 * Non-income producing security.
 ** Represents a step-up floater which will receive 0.00% interest until
    9/01/98, then will "step-up"to 11.50% until maturity.
(A) Restricted Securities (the Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities.):
                                                                         AS OF
                                  DATE OF     PAR               UNIT OCTOBER 31,
DESCRIPTION                     ACQUISITION  AMOUNT     SHARES  COST     1994
--------------------------------------------------------------------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14                  6/16/94  $1,363,500      --  $ .94   $  .86
Security Capital Realty, Inc.
  Common Stock                     8/02/93          --    1,800   684      904

                                      A-6

--------------------------------------------------------------------------------

--------------------------------------------------------
SHARES                                            VALUE
--------------------------------------------------------
AUTOMOTIVE -- 3.2%
     27,000  General Motors Corp.          $  1,066,500
                                           ------------
BANKING -- 2.7%
      7,000  Citicorp                           334,250
      4,000  Wells Fargo & Co.                  594,500
                                           ------------
                                                928,750
                                           ------------
CONGLOMERATES -- 1.0%
     20,000  Canadian Pacific Ltd.              320,000
                                           ------------
CONSUMER PRODUCTS -- 0.9%
      5,000  Avon Products, Inc.                316,250
                                           ------------
ENERGY -- 3.1%
      5,000  McMoRan Oil & Gas Corp.             18,750
     20,000  Triton Energy Corp.*               710,000
     15,000  Union Texas Petroleum
               Holdings, Inc.                   313,125
                                           ------------
                                              1,041,875
                                           ------------
INSURANCE -- 7.0%
     16,000  Equitable Co.                      312,000
     10,000  Progressive Corp., Ohio            380,000
     35,000  TIG Holdings, Inc.                 673,750
     20,000  Travelers, Inc.                    695,000
      7,000  UNUM Corp.                         321,125
                                           ------------
                                              2,381,875
                                           ------------
METALS/MINING -- 4.4%
      1,562  Freeport McMoRan, Copper &
               Gold (Class A)                    35,536
     80,000  Freeport McMoRan, Inc.           1,470,000
                                           ------------
                                              1,505,536
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 9.7%
     26,000  American Express Co.               799,500
    100,000  Countrywide Credit
               Industries, Inc.               1,475,000
     17,000  Federal Home Loan Mortgage
               Corp.                            926,500
      5,200  Lehman Brothers Holdings,
               Inc.                              80,600
                                           ------------
                                              3,281,600
                                           ------------
RETAIL -- 1.1%
     10,000  May Department Stores Co.          376,250
                                           ------------
TECHNOLOGY -- 3.7%
     20,000  Intel Corp.                      1,242,500
                                           ------------
TELECOMMUNICATIONS -- 1.9%
     20,000  Sprint Corp.                       652,500
                                           ------------

TOBACCO/BEVERAGES/FOOD PRODUCTS -- 7.7%
     45,000  PepsiCo, Inc.                 $  1,575,000
     17,000  Philip Morris Companies,
               Inc.                           1,041,250
                                           ------------
                                              2,616,250
                                           ------------
Total Common Stocks
 (cost -- $16,287,790)                     $ 17,844,886
                                           ------------
Total Investments
 (cost -- $32,124,881)            95.8%    $ 32,531,181
Other Assets in Excess of
 Other Liabilities                 4.2        1,428,001
                                 -----     ------------
TOTAL NET ASSETS                 100.0%    $ 33,959,182
                                 -----     ------------
                                 -----     ------------
U.S. GOVERNMENT INCOME FUND
-------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
$   100,000  Prudential Bache, 4.70%,
               11/01/94 (proceeds at
               maturity: $100,013,
               collateralized by $105,000
               par, $103,373 value, U.S.
               Treasury Notes 4.625%,
               2/29/96)
               (cost -- $100,000)          $    100,000
                                           ------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 0.6%
$   817,404  9.50%, 12/01/02 - 11/01/03
               (cost -- $823,662)          $    846,773
                                           ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION I -- 51.6%
$40,573,258  7.00%, 2/15/22 - 11/15/23
               (A)                         $ 36,363,783
 16,903,209  7.50%, 2/15/22 - 2/15/24        15,693,446
  3,819,011  8.00%, 4/15/02 - 2/15/23         3,711,053
 11,354,828  8.50%, 6/15/01 - 9/15/24 (A)    11,222,631
    690,831  10.50%, 1/15/98 - 12/15/00         740,481
                                           ------------
Total Government National Mortgage
 Association I (cost -- $75,692,773)       $ 67,731,394
                                           ------------
U.S. TREASURY BONDS -- 2.9%
$ 4,000,000  7.625%, 11/15/22
               (cost -- $4,740,548)        $  3,804,360
                                           ------------

 * Non-income producing security.
(A) Securities segregated (full or partial) as collateral for written options outstanding. The aggregate market value of such segregated securities is $20,087,482.

OCTOBER 31, 1994
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT INCOME FUND (cont'd)

-------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-------------------------------------------------------
U.S. Treasury Notes -- 44.6%
$60,000,000  6.875%, 8/31/99
               (cost -- $58,889,522)       $ 58,565,400
                                           ------------
               Total Investments
          (cost -- $140,246,505)    99.8%  $131,047,927
                                    -----  ------------
-------------------------------------------------------
PRINCIPAL
AMOUNT
SUBJECT
TO CALL                                          VALUE
------------------------------------------------------
WRITTEN CALL OPTIONS OUTSTANDING -- (0.1%)
$10,000,000  Government National
               Mortgage Association I,
               7.00%, expiring Dec. '94,
               strike @ 89.22                 $   (115,625)
 10,000,000  Government National
               Mortgage Association I,
               8.50%, expiring Dec. '94,
               strike @ 98.78                      (75,000)
                                              ------------
             Total Written Call Options
               Outstanding (premiums
               received: $142,188)            $   (190,625)
                                              ------------
Other Assets in Excess of
 Other Liabilities                      0.3        436,494
                                      -----   ------------
 Total Net Assets                     100.0%  $131,293,796
                                      -----   ------------
                                      -----   ------------
INVESTMENT QUALITY INCOME FUND
-----------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-----------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 9.4%
CONGLOMERATES -- 3.7%
$ 2,075,000  General Electric Capital Corp.
             4.72%, 11/14/94               $  2,071,463
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 5.7%
  2,075,000  Amercian Express Credit Corp.
             4.75%, 11/07/94                  2,073,357
  1,150,000  Household Finance Corp.
             4.68%, 11/02/94                  1,149,851
                                           ------------
                                              3,223,208
                                           ------------
Total Short-Term Corporate Notes
 (cost -- $5,294,671)                      $  5,294,671
                                           ------------
-------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-------------------------------------------------------
CORPORATE NOTES & BONDS -- 88.2%
AEROSPACE -- 3.6%
$ 2,000,000  United Technologies Corp.
             8.875%, 11/15/19              $  2,007,420
                                           ------------
AIRLINES -- 2.6%
  1,000,000  American Airlines
             9.73%, 9/29/14                     916,910
    550,000  Delta Air Lines, Inc.
             10.375%, 2/01/11                   538,351
                                           ------------
                                              1,455,261
                                           ------------
BANKING -- 6.4%
     70,000  NatWest Bancorp, Inc.
             9.375%, 11/15/03                    74,378
  1,300,000  NCNB Corp.
             10.20%, 7/15/15                  1,439,139
    500,000  RBSG Capital Corp.
             10.125%, 3/01/04                   547,640
  1,500,000  Westpac Banking Corp.
             9.125%, 8/15/01                  1,555,020
                                           ------------
                                              3,616,177
                                           ------------
CHEMICALS -- 0.9%
    500,000  Rohm & Haas Co.
               9.50%, 4/01/21                   521,470
                                           ------------
CONGLOMERATES -- 5.1%
  2,000,000  Canadian Pacific Ltd.
               9.45%, 8/01/21                 2,082,160
  1,000,000  ITT Financial Corp.
               6.50%, 5/01/11                   786,860
                                           ------------
                                              2,869,020
                                           ------------
ENERGY -- 5.9%
  3,000,000  Occidental Petroleum Corp.
               11.125%, 6/01/19               3,312,990
                                           ------------
ENTERTAINMENT -- 4.8%
  3,000,000  Time Warner, Inc.
               9.15%, 2/01/23                 2,670,390
                                           ------------
EQUIPMENT LEASING -- 2.7%
  1,600,000  Ryder Systems, Inc.
               8.75%, 3/15/17                 1,522,832
                                           ------------
INSURANCE -- 11.1%
  1,000,000  Aetna Life & Casualty Co.
             8.00%, 1/15/17                     879,780
  1,200,000  Capital Holding Corp.
             8.75%, 1/15/17                   1,172,700
  2,000,000  CNA Financial Corp.
             7.25%, 11/15/23                  1,595,120
  3,000,000  Torchmark, Inc.
             7.875%, 5/15/23                  2,606,610
                                           ------------
                                              6,254,210
                                           ------------

--------------------------------------------------------------------------------

-------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-------------------------------------------------------
MACHINERY & ENGINEERING -- 3.3%
$ 1,750,000  Caterpillar, Inc.
               9.75%, 6/01/19              $  1,825,810
                                           ------------
MISCELLANEOUS FINANCIAL SERVICES -- 12.6%
     20,000  Beneficial Corp.
             12.875%, 8/01/13                    23,754
  1,500,000  BHP Finance USA Ltd.
             8.50%, 12/01/12                  1,467,105
             Lehman Brothers, Inc.
    865,000  9.875%, 10/15/00                   910,732
    115,000  10.00%, 5/15/99                    121,464
    205,000  Midland American
               Capital Corp.
             12.75%, 11/15/03                   237,845
    800,000  Paine Webber Group, Inc.
             9.25%, 12/15/01                    816,216
  3,000,000  Prudential Funding Corp.
             6.75%, 9/15/23                   2,274,780
  1,250,000  Source One Mortgage Services
               Corp.
             9.00%, 6/01/12                   1,233,887
                                           ------------
                                              7,085,783
                                           ------------
PAPER PRODUCTS -- 0.2%
    100,000  Union Camp Corp.
             10.00%, 5/01/19                    109,261
                                           ------------
RETAIL -- 1.3%
             May Department Stores Co.
    250,000  9.875%, 6/01/17                    246,032
    405,000  10.625%, 11/01/10                  465,957
                                           ------------
                                                711,989
                                           ------------
TELECOMMUNICATIONS -- 12.2%
$   420,000  GTE Corp.
             10.25%, 11/01/20              $    464,386
  2,500,000  New York Telephone Co.
             9.375%, 7/15/31                  2,532,600
  2,000,000  Pacific Bell
             8.50%, 8/15/31                   1,894,220
  2,000,000  Southern New England
               Telephone Co.
             8.70%, 8/15/31                   1,978,300
                                           ------------
                                              6,869,506
                                           ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 3.2%
  2,000,000  American Brands, Inc.
             7.875%, 1/15/23                  1,779,260
                                           ------------
UTILITIES -- 9.7%
  2,000,000  Hydro-Quebec
             8.50%, 12/01/29                  1,862,400
  2,000,000  Southern California Edison
               Co.
             8.875%, 6/01/24                  1,915,060
  1,500,000  TransCanada Pipelines Ltd.
             9.875%, 1/01/21                  1,642,635
                                           ------------
                                              5,420,095
                                           ------------
OTHER -- 2.6%
  1,500,000  Nova Scotia (Province of)
             8.875%, 7/01/19                  1,431,825
                                           ------------
Total Corporate Notes & Bonds
 (cost -- $53,153,893)                     $ 49,463,299
                                           ------------

Total Investments
  (cost -- $58,448,564)           97.6%   $ 54,757,970
Other Assets in Excess of
  Other Liabilities                2.4       1,352,181
                                 -----     ------------
Total Net Assets                 100.0%   $ 56,110,151
                                 -----     ------------
                                 -----     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      A-9

OCTOBER 31, 1994

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES

                                           QUEST FOR                     SMALL         GROWTH         U.S.       INVESTMENT
                                          VALUE FUND,   OPPORTUNITY   CAPITALIZATION     AND       GOVERNMENT     QUALITY
                                              INC.          FUND          FUND      INCOME FUND   INCOME FUND   INCOME FUND
                                          ------------  ------------  ------------  ------------  ------------  ------------
ASSETS
  Investments, at value (cost --
   $225,068,235, $198,905,860,
   $129,355,879, $32,124,881,
   $140,246,505 and $58,448,564,
   respectively)........................  $257,920,150  $213,286,283  $134,902,255  $32,531,181   $131,047,927  $54,757,970
  Cash..................................       490,615       495,564      347,062         8,772         14,763       25,873
  Receivable for investments sold.......     3,452,070            --    1,212,440     1,339,806        168,384           --
  Receivable for investments sold to
   affiliates...........................            --            --    3,506,625            --             --           --
  Receivable for fund shares sold.......       482,019     2,000,491      516,512       637,310        163,696      113,417
  Dividends receivable..................       387,321       470,950       90,453        65,264             --           --
  Interest receivable...................         7,084        80,497      103,317        49,276      1,314,298    1,455,316
  Deferred organization expenses........            --            --           --        38,509             --       13,971
  Other assets..........................        42,588        18,959       16,622        24,165         34,935       19,197
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Total Assets........................   262,781,847   216,352,744  140,695,286    34,694,283    132,744,003   56,385,744
                                          ------------  ------------  ------------  ------------  ------------  ------------
LIABILITIES
  Written options outstanding, at value
   (premiums received: $142,188)........            --            --           --            --        190,625           --
  Payable for investments purchased.....     6,159,929     2,049,446      676,409       648,600          6,250           --
  Payable for fund shares redeemed......       414,843       207,962      298,489        25,979      1,007,182      108,561
  Investment advisory fee payable.......        41,691        34,437       22,858         4,563         12,963          632
  Distribution fee payable..............        22,304        21,278       13,023         2,509          7,401        4,568
  Dividends payable.....................            --         7,778           --            --        117,133      108,198
  Other payables and accrued expenses...       103,945        86,098       94,707        53,450        108,653       53,634
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Total Liabilities...................     6,742,712     2,406,999    1,105,486       735,101      1,450,207      275,593
                                          ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS
  Par value.............................    20,348,156       108,790       85,536        33,650        121,636       58,013
  Paid-in-surplus.......................   184,710,613   191,026,174  130,829,389    31,830,359    145,717,507   60,695,612
  Accumulated undistributed net
   investment income (loss).............     1,464,120     1,291,867     (238,336)      127,460             --           --
  Accumulated undistributed net realized
   gain (loss) on investments...........    16,664,331     7,139,720    3,366,835     1,768,686     (5,000,871)    (952,880)
  Distributions in excess of net
   realized gains.......................            --        (1,229)          --      (207,273)      (297,461)          --
  Net unrealized appreciation
   (depreciation) on investments........    32,851,915    14,380,423    5,546,376       406,300     (9,247,015)  (3,690,594)
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Total Net Assets....................  $256,039,135  $213,945,745  $139,589,800  $33,959,182   $131,293,796  $56,110,151
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------  ------------
CLASS A:
  Fund shares outstanding...............    18,914,850     8,295,463    7,353,210     3,029,071     11,418,654    4,851,201
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net asset value per share.............  $      12.59  $      19.69  $     16.33   $     10.09   $      10.79  $      9.67
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Maximum offering price per share*.....  $      13.32  $      20.84  $     17.28   $     10.59   $      11.33  $     10.15
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------  ------------
CLASS B:
  Fund shares outstanding...............     1,147,382     2,211,377      994,342       290,685        631,471      682,943
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net asset value and offering price per
   share................................  $      12.53  $      19.59  $     16.24   $     10.07   $      10.79  $      9.67
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------  ------------
CLASS C:
  Fund shares outstanding...............       285,924       372,202      206,006        45,206        113,464      267,089
                                          ------------  ------------  ------------  ------------  ------------  ------------
  Net asset value and offering price per
   share................................  $      12.52  $      19.58  $     16.23   $     10.07   $      10.79  $      9.67
                                          ------------  ------------  ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------  ------------  ------------

*Sales charges decrease on purchases of $50,000 or higher.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED OCTOBER 31, 1994

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS

                                                QUEST FOR                    SMALL         GROWTH        U.S.      INVESTMENT
                                                  VALUE     OPPORTUNITY  CAPITALIZATION      AND      GOVERNMENT     QUALITY
                                               FUND, INC.      FUND           FUND       INCOME FUND  INCOME FUND  INCOME FUND
                                               -----------  -----------  --------------  -----------  -----------  -----------
INVESTMENT INCOME
  Dividends..................................  $4,621,105   $3,199,658   $   1,319,209   $  845,665   $       --   $       --
  Interest...................................   1,393,271    1,078,724         874,396      709,375   10,262,496    4,659,644
                                               -----------  -----------  --------------  -----------  -----------  -----------
    Total investment income..................   6,014,376    4,278,382       2,193,605    1,555,040   10,262,496    4,659,644
                                               -----------  -----------  --------------  -----------  -----------  -----------
OPERATING EXPENSES
  Investment advisory fee (note 2a)..........   2,479,887    1,555,477       1,260,578      263,469      962,940      359,792
  Distribution fee -- Class A (note 2c)......   1,189,613      683,116         576,382      116,449      465,840      215,221
  Distribution fee -- Class B (note 2c)......      83,411      162,157          94,008       15,858       43,485       41,770
  Distribution fee -- Class C (note 2c)......      17,249       27,089          13,806        2,983        8,616       19,831
  Transfer and dividend disbursing agent fees
   -- Class A................................     247,831      117,250         133,738       41,065      130,793       50,526
  Transfer and dividend disbursing agent fees
   -- Class B................................      12,766       23,295          20,668        2,659        4,321        4,992
  Transfer and dividend disbursing agent fees
   -- Class C................................       3,313        4,335           4,637        1,253        1,658        2,288
  Accounting services fee (note 2b)..........          --      108,245         122,578      123,117      135,876      119,080
  Registration fees..........................      84,876       79,103          75,433       66,221       67,461       65,474
  Reports and notices to shareholders........      60,447       37,637          45,104       27,802       39,689       31,342
  Custodian fees.............................      42,485       31,578          32,790       17,672       74,885       27,532
  Auditing, consulting and tax return
   preparation fees..........................      23,051       18,100          18,101       14,600       38,501       17,100
  Directors' (Trustees') fees and expenses...      17,200       17,200          17,200        8,810       17,200       17,200
  Legal fees.................................      11,120        6,829           7,410        5,355        7,021        5,752
  Amortization of deferred organization
   expenses (note 1c)........................          --        2,461           2,394       19,148           --       12,374
  Miscellaneous..............................      14,902        7,146           7,114        5,243       10,727        3,951
                                               -----------  -----------  --------------  -----------  -----------  -----------
    Total operating expenses.................   4,288,151    2,881,018       2,431,941      731,704    2,009,013      994,225
    Less: Investment advisory fees waived
     (note 2a)...............................          --           --              --     (142,772)     (38,486)    (180,934)
                                               -----------  -----------  --------------  -----------  -----------  -----------
      Net operating expenses.................   4,288,151    2,881,018       2,431,941      588,932    1,970,527      813,291
                                               -----------  -----------  --------------  -----------  -----------  -----------
      Net investment income (loss)...........   1,726,225    1,397,364        (238,336)     966,108    8,291,969    3,846,353
                                               -----------  -----------  --------------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET
  Net realized gain (loss) on security
   transactions..............................  16,722,091    7,139,720       3,506,967    1,768,686   (6,439,027)  (1,053,662)
  Net realized gain on option transactions
   (note 1f).................................          --           --          38,999           --    2,072,188      264,063
  Net realized loss on futures transactions
   (note 1g).................................     (57,760)          --        (179,131)          --           --     (163,281)
                                               -----------  -----------  --------------  -----------  -----------  -----------
    Net realized gain (loss) on
     investments.............................  16,664,331    7,139,720       3,366,835    1,768,686   (4,366,839)    (952,880)
  Net change in unrealized appreciation
   (depreciation) on investments.............  (6,250,090)   4,721,481      (3,118,979)    (189,442)  (11,007,688) (9,068,979)
                                               -----------  -----------  --------------  -----------  -----------  -----------
    Net realized gain (loss) and change in
     unrealized appreciation (depreciation)
     on investments..........................  10,414,241   11,861,201         247,856    1,579,244   (15,374,527) (10,021,859)
                                               -----------  -----------  --------------  -----------  -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations.................  $12,140,466  $13,258,565  $       9,520   $2,545,352   $(7,082,558) $(6,175,506)
                                               -----------  -----------  --------------  -----------  -----------  -----------
                                               -----------  -----------  --------------  -----------  -----------  -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 QUEST FOR VALUE FUND,
                                                          INC.                  OPPORTUNITY FUND
                                                 YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,
                                               --------------------------  --------------------------
                                                   1994          1993          1994          1993
                                               ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss)...............  $  1,726,225  $    815,957  $  1,397,364  $  2,369,084
  Net realized gain (loss) on investments....    16,664,331     9,419,025     7,139,720     1,539,178
  Net change in unrealized appreciation
   (depreciation) on investments.............    (6,250,090)   11,586,419     4,721,481     6,462,200
                                               ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets....    12,140,466    21,821,401    13,258,565    10,370,462
                                               ------------  ------------  ------------  ------------
Dividends and Distributions to Shareholders
  Net investment income -- Class A...........      (819,873)     (608,320)   (2,269,483)     (220,172)
  Net investment income -- Class B...........       (11,801)           --       (98,258)           --
  Net investment income -- Class C...........        (2,040)           --       (21,098)           --
  Net realized gains -- Class A..............    (9,227,704)   (6,984,843)   (1,497,052)     (945,122)
  Net realized gains -- Class B..............      (115,604)           --       (30,460)           --
  Net realized gains -- Class C..............       (11,081)           --       (11,467)           --
  Distributions in excess of net realized
   gains -- Class A..........................            --            --        (1,196)           --
  Distributions in excess of net realized
   gains -- Class B..........................            --            --           (24)           --
  Distributions in excess of net realized
   gains -- Class C..........................            --            --            (9)           --
                                               ------------  ------------  ------------  ------------
    Total dividends and distributions to
     shareholders............................   (10,188,103)   (7,593,163)   (3,929,047)   (1,165,294)
                                               ------------  ------------  ------------  ------------
FUND SHARE TRANSACTIONS
  CLASS A
  Net proceeds from sales....................    61,908,256   115,189,954    90,332,759    92,938,735
  Net proceeds from Fund acquisitions (note
   9)........................................            --     8,793,860            --            --
  Reinvestment of dividends and
   distributions.............................     9,385,655     7,044,627     3,405,284     1,050,792
  Cost of shares redeemed....................   (80,014,950)  (42,885,888)  (65,200,453)  (16,545,512)
                                               ------------  ------------  ------------  ------------
    Net increase (decrease) -- Class A.......    (8,721,039)   88,142,553    28,537,590    77,444,015
                                               ------------  ------------  ------------  ------------
  CLASS B
  Net proceeds from sales....................    12,409,864     2,121,588    40,604,196     2,225,538
  Reinvestment of dividends and
   distributions.............................       123,599            --       124,021            --
  Cost of shares redeemed....................      (544,061)      (97,971)   (1,026,439)      (99,998)
                                               ------------  ------------  ------------  ------------
    Net increase -- Class B..................    11,989,402     2,023,617    39,701,778     2,125,540
                                               ------------  ------------  ------------  ------------
  CLASS C
  Net proceeds from sales....................     3,521,667       222,635     6,945,412       315,179
  Reinvestment of dividends and
   distributions.............................        13,020            --        32,567            --
  Cost of shares redeemed....................      (271,901)           --      (254,081)           --
                                               ------------  ------------  ------------  ------------
    Net increase -- Class C..................     3,262,786       222,635     6,723,898       315,179
                                               ------------  ------------  ------------  ------------
  Total net increase (decrease) in net assets
   from fund share transactions..............     6,531,149    90,388,805    74,963,266    79,884,734
                                               ------------  ------------  ------------  ------------
    Total increase (decrease) in net
     assets..................................     8,483,512   104,617,043    84,292,784    89,089,902
NET ASSETS
  Beginning of year..........................   247,555,623   142,938,580   129,652,961    40,563,059
                                               ------------  ------------  ------------  ------------
  End of year (including undistributed net
   investment income (loss) of $1,464,120,
   $549,014; $1,291,867, $2,283,342;
   ($238,336); ($315,524); $127,460, $99,804;
   $0, ($242,693) and $0, $0; respectively...  $256,039,135  $247,555,623  $213,945,745  $129,652,961
                                               ------------  ------------  ------------  ------------
                                               ------------  ------------  ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

     SMALL CAPITALIZATION                                   U.S. GOVERNMENT INCOME
             FUND               GROWTH AND INCOME FUND               FUND             INVESTMENT QUALITY INCOME
                                                                                                 FUND
    YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,
  --------------------------  --------------------------  --------------------------  --------------------------
      1994          1993          1994          1993          1994          1993          1994          1993
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  $   (238,336) $   (271,130) $    966,108  $    633,084  $  8,291,969  $  9,429,304  $  3,846,353  $  2,883,555
     3,366,835     8,302,299     1,768,686     4,437,702    (4,366,839)    4,231,587      (952,880)      376,772
    (3,118,979)    8,854,657      (189,442)   (2,998,170)  (11,007,688)      520,464    (9,068,979)    4,549,804
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
         9,520    16,885,826     2,545,352     2,072,616    (7,082,558)   14,181,355    (6,175,506)    7,810,131
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
            --            --      (936,128)     (536,051)   (8,071,564)   (9,762,803)   (3,482,793)   (2,877,023)
            --            --       (41,545)       (1,573)     (196,735)       (3,601)     (244,424)       (5,737)
            --            --        (7,305)         (631)      (39,362)         (769)     (119,136)         (795)
    (8,036,736)   (3,584,330)   (4,079,198)     (245,866)   (2,925,946)   (2,276,286)     (367,910)     (163,898)
      (160,831)           --      (145,217)           --       (38,935)         (956)      (10,112)           --
       (19,543)           --       (18,475)           --        (6,494)         (105)         (637)           --
            --            --      (199,276)           --      (292,913)           --            --            --
            --            --        (7,094)           --        (3,898)           --            --            --
            --            --          (903)           --          (650)           --            --            --
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    (8,217,110)   (3,584,330)   (5,435,141)     (784,121)  (11,576,497)  (12,044,520)   (4,225,012)   (3,047,453)
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

   127,081,752    71,051,819     5,937,491     9,582,299    17,007,814    95,566,875    12,621,718    36,729,933
            --            --            --    16,543,558            --            --            --            --
     7,215,556     3,294,382     5,008,623       741,804     9,588,703    10,124,750     2,758,350     2,116,388
  (111,134,238)  (22,419,670)   (6,040,040)   (7,744,229)  (74,313,512)  (69,938,914)  (20,364,228)  (12,033,169)
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    23,163,070    51,926,531     4,906,074    19,123,432   (47,716,995)   35,752,711    (4,984,160)   26,813,152
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    15,275,222     1,837,990     2,763,975       319,565     6,748,251     1,386,323     6,440,954     1,582,773
       148,570            --       188,513         1,383       187,137         3,658       185,172         3,747
      (811,203)     (104,955)     (260,750)       (4,377)     (964,994)      (99,835)     (800,932)     (107,360)
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    14,612,589     1,733,035     2,691,738       316,571     5,970,394     1,290,146     5,825,194     1,479,160
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
     3,345,761       233,009       341,819       101,192     1,424,484       140,626     3,141,700       100,200
        18,810            --        26,593           631        46,127           866        93,436           786
      (229,505)           --        (4,696)           --      (289,465)           --      (422,838)           --
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
     3,135,066       233,009       363,716       101,823     1,181,146       141,492     2,812,298       100,986
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    40,910,725    53,892,575     7,961,528    19,541,826   (40,565,455)   37,184,349     3,653,332    28,393,298
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
    32,703,135    67,194,071     5,071,739    20,830,321   (59,224,510)   39,321,184    (6,747,186)   33,155,976
   106,886,665    39,692,594    28,887,443     8,057,122   190,518,306   151,197,122    62,857,337    29,701,361
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  $139,589,800  $106,886,665  $ 33,959,182  $ 28,887,443  $131,293,796  $190,518,306  $ 56,110,151  $ 62,857,337
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

OCTOBER 31, 1994

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Quest for Value Funds are registered under the Investment Company Act of 1940, as diversified, open-end management investment companies. Quest for Value Fund, Inc. ("Quest for Value") is a Maryland Corporation. Opportunity Fund ("Opportunity"), Small Capitalization Fund ("Small Capitalization"), Growth and Income Fund ("Growth and Income"), U.S. Government Income Fund ("U.S. Government") and Investment Quality Income Fund ("Investment Quality") are five of eight funds currently offered in the Quest for Value Family of Funds, a Massachusetts business trust. Quest for Value Advisors (the "Adviser") serves as investment adviser and provides accounting and administrative services to each fund. Quest for Value Distributors (the "Distributor") serves as each fund's distributor. Both the Advisor and Distributor are majority-owned (99%) subsidiaries of Oppenheimer Capital.

    Prior to September 1, 1993, the funds only issued one class of shares which were redesignated Class A shares. Subsequent to that date all funds were authorized to issue Class A, Class B and Class C shares. Shares of each Class represent an identical interest in the investment portfolio of their respective fund and generally have the same rights, but are offered under different sales charge and distribution fee arrangements. Furthermore, Class B shares will automatically convert to Class A shares of the same fund eight years after their respective purchase.

    The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements:

    (A) VALUATION OF INVESTMENTS

    Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securites are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Futures contracts are valued based upon their daily settlement value as of the close of the exchange upon which they trade. OTC options are valued based upon a formula which utilizes the market value of the underlying securities, strike prices and expiration of the options. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by each fund's Board of Directors (Trustees). The ability of issuers of debt securities held by the funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

    (B) FEDERAL INCOME TAXES

    It is each fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders; accordingly, no Federal income tax provision is required.

    (C) DEFERRED ORGANIZATION EXPENSES

    In connection with each fund's organization, the following approximate costs were incurred: Opportunity -- $74,000, Small Capitalization -- $72,000, Growth and Income -- $96,000 and Investment Quality -- $62,000. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencements of each fund's operations.

    (D) SECURITY TRANSACTIONS AND OTHER INCOME

    Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or

--------------------------------------------------------------------------------
amortized to interest income over the lives of the respective securities. Net investment income, other than class specific expenses and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets, as defined, of each class.

    (E) DIVIDENDS AND DISTRIBUTIONS

    The following table summarizes each fund's dividend and capital gain declaration policy:

                                      SHORT-TERM    LONG-TERM
                           INCOME      CAPITAL       CAPITAL
                          DIVIDENDS     GAINS         GAINS
                          ---------  ------------  ------------
Quest for Value           annually     annually      annually
Opportunity               annually     annually      annually
Small Capitalization      annually     annually      annually
Growth and Income         quarterly    annually      annually
U.S. Government            daily *    quarterly      annually
Investment Quality         daily *     annually      annually
* paid monthly.

    Each fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. Accordingly, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-surplus. Net investment income(loss), net realized gain(loss) and net assets were not affected by this change.

    During the fiscal year ended October 31, 1994, the Funds adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The following table discloses the cumulative effect of such differences reclassified from undistributed accumulated net investment income(loss) and accumulated undistributed capital gain(loss) on investments to paid-in-surplus:

                           ACCUMULATED    ACCUMULATED
                          UNDISTRIBUTED   UNDISTRIBUTED   PAID
                          NET INVESTMENT  NET REALIZED     IN
                          INCOME (LOSS)   GAIN (LOSS)    SURPLUS
                          --------------  ------------  ---------
Quest for Value             $   22,595     $  (50,380)  $  27,785
Opportunity                         --          4,061      (4,061)
Small Capitalization           315,524          7,934    (323,458)
Growth and Income               46,526       (198,668)    152,142
U.S. Government                258,385        102,016    (360,401)
Investment Quality                  --          3,929      (3,929)

    (F) OPTIONS ACCOUNTING POLICIES

    When a fund writes a call option or a put option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If the option expires on its

OCTOBER 31, 1994

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued) stipulated expiration date or if a fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If a call option which a fund has written is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

    (G) FUTURES ACCOUNTING POLICIES

    Futures contracts are agreements between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash or U.S. Government securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized appreciation or depreciation. When a contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded.

    (H) REPURCHASE AGREEMENTS

    U.S. Government enters into repurchase agreements as part of its investment program. The fund's custodian takes possession of collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default by the obligor to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (I) EXPENSES

    Expenses specifically identifiable to a particular fund or class are borne by that fund or class. Other expenses are allocated to each fund or class based on its net assets in relation to the total net assets of all applicable funds or classes or on another reasonable basis.

2. INVESTMENT ADVISORY FEE, ACCOUNTING SERVICES FEE, DISTRIBUTION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of each fund's net assets as of the close of business each day at the following annual rates: 1.00% for Quest for Value, Opportunity and Small Capitalization, respectively; .85% for Growth and Income and .60% for U.S. Government and Investment Quality, respectively. For the year ended October 31, 1994, the Adviser voluntarily waived $142,772, $38,486 and $180,934 in investment advisory fees for Growth and Income, U.S. Government and Investment Quality, respectively.

    (b) A portion of the accounting services fee for Opportunity, Small Capitalization, Growth and Income, U.S. Government and Investment Quality is payable monthly to the Adviser. Each fund reimburses the Adviser for a portion of the salaries of officers and employees of Oppenheimer Capital based upon the amount of time such persons spend in providing services to each fund in accordance with the provisions of the Investment Advisory Agreement. For the year ended October 31, 1994, the Adviser received $53,245, $67,578, $68,117, $70,876 and $64,080, respectively.

    (c) The funds have adopted a Plan and Agreement of Distribution (the "Plan") pursuant to which each fund is permitted to compensate the Distributor in connection with the distribution of fund shares. Under the Plan, the

--------------------------------------------------------------------------------
Distributor has entered into agreements with securities dealers and other financial institutions and organizations to obtain various sales-related services in rendering distribution assistance. To compensate the Distributor for the services it and other dealers under the Plan provide and for the expenses they bear under the Plan, the funds pay the Distributor compensation, accrued daily and payable monthly on each fund's average daily net assets for Class A shares at the following annual rates: .25% for Quest for Value, Opportunity and Small Capitalization, respectively; .05% for U.S. Government and .15% for Investment Quality and Growth and Income, respectively. Each fund's Class A shares also pay a service fee at the annual rate of .25%. Compensation for Class B and Class C shares of each fund is at an annual rate of .75% of average daily net assets. Each fund's Class B and Class C shares also pay a service fee at the annual rate of .25%. Distribution and service fees may be paid by the Distributor to broker dealers or others for providing personal service, maintenance of accounts and ongoing sales or shareholder support functions in connection with the distribution of fund shares. While payments under the Plan may not exceed the stated percentage of average daily net assets on an annual basis, the payments are not limited to the amounts actually incurred by the Distributor.

    (d) Total brokerage commissions paid by Quest for Value, Opportunity, Small Capitalization and Growth and Income were $318,014, $189,860, $300,037 and $74,334, respectively, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $162,914, $94,589, $143,991 and $55,911, respectively, for the year ended October 31, 1994.

    (e) Oppenheimer & Co., Inc. has informed the funds that it received approximately $344,000, $441,000, $353,000, $43,000, $237,000 and $114,000 in
connection with the sale of Class A shares for Quest for Value, Opportunity, Small Capitalization, Growth and Income, U.S. Government and Investment Quality, respectively, for the year ended October 31, 1994.

    The Distributor has informed the funds that it received contingent deferred sales charges on the redemption of Class B and Class C shares of approximately $10,000, $21,000, $10,000, $1,000, $10,000, and $18,000 for Quest for Value,
Opportunity, Small Capitalization, Growth and Income, U.S. Government and Investment Quality, respectively, for the year ended October 31, 1994.

3. PURCHASES AND SALES OF SECURITIES

    For the year ended October 31, 1994, purchases and sales of investment securities, other than short-term securities, were as follows:

              QUEST FOR                    SMALL       GROWTH AND      U.S.      INVESTMENT
                VALUE     OPPORTUNITY  CAPITALIZATION    INCOME     GOVERNMENT     QUALITY
             -----------  -----------  --------------  -----------  -----------  -----------
Purchases    $124,679,001 $96,908,415  $ 101,529,934   $32,706,665  $197,990,061 $26,304,890
Sales        104,609,292  57,124,087      72,829,845   35,060,309   213,763,796   17,448,246

    The following table summarizes activity in written option transactions for Small Capitalization and U.S. Government for the year ended October 31, 1994:

                                                            SMALL CAPITALIZATION      U.S. GOVERNMENT
                                                            --------------------  -----------------------
                                                            CONTRACTS  PREMIUMS   CONTRACTS    PREMIUMS
                                                            ---------  ---------  ---------  ------------
Option contracts written: Outstanding beginning of year          400   $ 38,999         5    $    263,438
Options written                                                  450    113,460        51       3,941,836
Options terminated in closing purchase transactions               --         --       (22)     (1,991,406)
Options exercised                                               (450)  (113,460)       (6)       (245,000)
Options expired                                                 (400)   (38,999)      (26)     (1,826,680)
                                                                                       --
                                                            ---------  ---------             ------------
Options contracts written: Outstanding end of year                 0   $      0         2    $    142,188
                                                                                       --
                                                                                       --
                                                            ---------  ---------             ------------
                                                            ---------  ---------             ------------

OCTOBER 31, 1994

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)

4. FUND SHARE TRANSACTIONS

    The following tables summarize the fund share activity for the two years ended October 31, 1994.

                                                     QUEST FOR VALUE               OPPORTUNITY            SMALL CAPITALIZATION
                                                -------------------------   -------------------------   -------------------------
                                                 YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,
                                                -------------------------   -------------------------   -------------------------
                                                   1994          1993          1994          1993          1994          1993
                                                -----------   -----------   -----------   -----------   -----------   -----------
CLASS A
  Issued.....................................     5,077,999     9,558,313     4,781,210     5,232,397     7,804,081     4,355,629
  Fund acquisitions*.........................            --       754,190            --            --            --            --
  Dividends and distributions reinvested.....       797,941       605,158       186,714        60,873       450,409       218,171
  Redeemed...................................    (6,566,112)   (3,516,427)   (3,470,990)     (919,793)   (6,835,042)   (1,357,953)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease)..................      (690,172)    7,401,234     1,496,934     4,373,477     1,419,448     3,215,847
                                                -----------   -----------   -----------   -----------   -----------   -----------
CLASS B**
  Issued.....................................     1,020,362       168,973     2,145,988       118,495       936,328       105,179
  Dividends and distributions reinvested.....        10,514            --         6,821            --         9,286            --
  Redeemed...................................       (44,566)       (7,901)      (54,500)       (5,427)      (50,575)       (5,876)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase.............................       986,310       161,072     2,098,309       113,068       895,039        99,303
                                                -----------   -----------   -----------   -----------   -----------   -----------
CLASS C**
  Issued.....................................       289,679        17,648       367,367        16,726       205,454        13,299
  Dividends and distributions reinvested.....         1,106            --         1,789            --         1,176            --
  Redeemed...................................       (22,509)           --       (13,680)           --       (13,923)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase.............................       268,276        17,648       355,476        16,726       192,707        13,299
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total net increase.....................       564,414     7,579,954     3,950,719     4,503,271     2,507,194     3,328,449
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------   -----------   -----------

                                                    GROWTH AND INCOME            U.S. GOVERNMENT           INVESTMENT QUALITY
                                                -------------------------   -------------------------   -------------------------
                                                 YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,      YEAR ENDED OCTOBER 31,
                                                -------------------------   -------------------------   -------------------------
                                                   1994          1993          1994          1993          1994          1993
                                                -----------   -----------   -----------   -----------   -----------   -----------
Class A
  Issued.....................................       591,037       877,614     1,484,549     7,920,117     1,194,443     3,363,019
  Fund acquisitions*.........................            --     1,549,022            --            --            --            --
  Dividends and distributions reinvested.....       506,743        68,314       839,276       840,464       263,168       192,408
  Redeemed...................................      (600,435)     (709,066)   (6,552,668)   (5,796,668)   (1,940,417)   (1,087,300)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease)..................       497,345     1,785,884    (4,228,843)    2,963,913      (482,806)    2,468,127
                                                -----------   -----------   -----------   -----------   -----------   -----------
CLASS B**
  Issued.....................................       269,571        28,678       594,901       114,413       614,495       136,798
  Dividends and distributions reinvested.....        19,104           125        16,698           302        18,150           327
  Redeemed...................................       (26,407)         (386)      (86,599)       (8,244)      (77,488)       (9,339)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase.............................       262,268        28,417       525,000       106,471       555,157       127,786
                                                -----------   -----------   -----------   -----------   -----------   -----------
CLASS C**
  Issued.....................................        33,894         9,027       123,553        11,593       290,357         8,698
  Dividends and distributions reinvested.....         2,697            57         4,123            72         9,047            68
  Redeemed...................................          (469)           --       (25,877)           --       (41,081)           --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net increase.............................        36,122         9,084       101,799        11,665       258,323         8,766
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Total net increase (decrease)..........       795,735     1,823,385    (3,602,044)    3,082,049       330,674     2,604,679
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                -----------   -----------   -----------   -----------   -----------   -----------

  *See note 9
 **Initial offering September 2, 1993.

--------------------------------------------------------------------------------

5. UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

    At  October   31,  1994,   the   composition  of   unrealized   appreciation
(depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                           APPRECIATION (DEPRECIATION)     NET       TAX COST
                           -----------  ------------  -----------  ------------
Quest for Value            $34,762,698  $(2,034,414)  $32,728,284  $225,191,866
Opportunity                16,932,676    (2,553,482)   14,379,194   198,907,089
Small Capitalization       11,588,568    (6,208,644)    5,379,924   129,522,331
Growth and Income           1,808,807    (1,464,506)      344,301    32,186,880
U.S. Government                72,722   (14,977,671)  (14,904,949)  145,952,876
Investment Quality            330,434    (4,021,028)   (3,690,594)   58,448,564

6. AUTHORIZED FUND SHARES AND PAR VALUE PER SHARE

                             QUEST                      SMALL         GROWTH       U.S.     INVESTMENT
                           FOR VALUE   OPPORTUNITY  CAPITALIZATION  AND INCOME  GOVERNMENT   QUALITY
                           ----------  -----------  --------------  ----------  ----------  ----------
Authorized fund shares     35,000,000   unlimited     unlimited     unlimited   unlimited   unlimited
Par value per share          $1.00        $.01           $.01          $.01        $.01        $.01

7. DIVIDENDS AND DISTRIBUTIONS

    The following tables summarize the per share dividends and distributions made for the two years ended October 31, 1994:

                             QUEST FOR                         SMALL
                               VALUE        OPPORTUNITY    CAPITALIZATION
                           --------------  --------------  --------------
                             YEAR ENDED      YEAR ENDED      YEAR ENDED
                            OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                           --------------  --------------  --------------
                            1994    1993    1994    1993    1994    1993
                           ------  ------  ------  ------  ------  ------
Net investment income:
  Class A                  $ 0.040 $ 0.047 $ 0.326 $ 0.069     --      --
  Class B*                   0.031     --    0.313     --      --      --
  Class C*                   0.033     --    0.312     --      --      --

Net realized gains:
  Class A                  $ 0.469 $ 0.545 $ 0.219 $ 0.317 $ 1.331 $ 1.137
  Class B*                   0.469     --    0.219     --    1.331     --
  Class C*                   0.469     --    0.219     --    1.331     --

                             GROWTH AND         U.S.         INVESTMENT
                               INCOME        GOVERNMENT       QUALITY
                           --------------  --------------  --------------
                             YEAR ENDED      YEAR ENDED      YEAR ENDED
                            OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                           --------------  --------------  --------------
                            1994    1993    1994    1993    1994    1993
                           ------  ------  ------  ------  ------  ------

Net investment income:
  Class A                  $ 0.319 $ 0.264 $ 0.593 $ 0.676 $ 0.680 $ 0.683
  Class B*                   0.265   0.070   0.510   0.076   0.609   0.081
  Class C*                   0.261   0.070   0.509   0.082   0.608   0.092

Net realized gains:
  Class A                  $ 1.669 $ 0.333 $ 0.213 $ 0.155 $ 0.069 $ 0.056
  Class B*                   1.669     --    0.213   0.009   0.069     --
  Class C*                   1.669     --    0.213   0.009   0.069     --


 *Initial offering September 2, 1993.

OCTOBER 31, 1994

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)

8. FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

    At October 31, 1994, U.S. Government had written options outstanding. Written options have elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The fund, as a writer of an option, has no control over whether the option is exercised. The underlying security may be sold and, as a result, the fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

9. FUND ACQUISITIONS

    On December 21, 1992, Growth and Income acquired, in a tax free reorganization, the net assets of the Unified Income Fund and Unified Mutual Shares Fund in exchange for 289,151 and 1,259,871 shares, respectively. At that date, net assets for the Unified Income Fund and Unified Mutual Shares Fund amounted to $3,088,136 and $13,455,422, respectively, which included $211,357 and $2,822,919, respectively, in unrealized appreciation. These assets were combined with the net assets of Growth and Income which were $7,881,811, immediately prior to reorganization. Expenses incurred in connection with this acquisition approximated $34,000 which include legal costs and independent accountants' fees. Growth and Income also received $1,168,033 in capital loss carryovers which can be used as a reduction against future net capital gains. These carryovers are limited by Section 382 of the Internal Revenue Code to $188,067 annually as a result of the reorganization.

    On December 28, 1992, Quest for Value acquired the net assets of the Unified Growth Fund in exchange for 754,190 shares. At that date, net assets for Unified Growth Fund amounted to $8,793,860, which included $486,279 in unrealized appreciation. These assets were combined with the assets of Quest for Value which were $157,183,979, immediately prior to reorganization. Expenses incurred in connection with the acquisition approximated $17,000 which include legal costs and independent auditors' fees. Quest for Value also received and used $82,350 in capital loss carryovers to be used as a reduction against future net capital gains realized before the fiscal year ended 2000.

10. NET CAPITAL LOSS CARRYOVER

    For the fiscal year ended October 31, 1994, Growth and Income will utilize $188,067 of net capital loss carryovers. Growth and Income has net capital loss carryovers of $791,899 of which $558,150, $177,811 and $55,938 will be available through the fiscal years ending 1995, 1996 and 2000, respectively, to offset net capital gains, to the extent provided by regulations. However, due to the reorganization described in Note 9, the loss carryovers are further limited by IRC Section 382 to $188,067 annually. To the extent that the capital loss carryovers are used to offset net capital gains, it is probable that the gains so offset will not be distributed to shareholders. Also, at October 31, 1994, Investment Quality had a net capital loss carryover of $952,880 available as a reduction against future net capital gains realized before the end of fiscal 2002 to the extent provided by regulations.

11. SUBSEQUENT EVENTS

    On December 5, 1994, the following funds declared net realized short-term and long-term capital gain distributions, payable December 5, 1994 to shareholders of record on the opening of business December 5, 1994 at the following rates per share, per class:

                          SHORT-TERM GAIN  LONG-TERM GAIN
                          ---------------  ---------------
Quest for Value              $  0.0924        $  0.7355
Opportunity                     0.2077           0.4058
Small Capitalization            0.3195           0.0959
Growth and Income               0.2351           0.1864
U.S. Government                     --           0.0126

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        INCOME FROM
                                                   INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS
                                          ----------------------------------------             ---------------------------
                                                                                     Dividends to   Distributions to
                              Net Asset      Net        Net Realized                 Shareholders     Shareholders
                               Value,     Investment   and Unrealized   Total from     from Net         from Net           Total
                              Beginning     Income     Gain (Loss) on   Investment    Investment    Realized Gain on   Dividends and
                              of Period     (Loss)      Investments     Operations      Income        Investments      Distributions
QUEST FOR VALUE FUND, INC.
Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   12.51     $    0.09      $    0.50      $    0.59     $   (0.04)       $   (0.47)       $   (0.51)
  1993                            11.71          0.05           1.34           1.39         (0.05)           (0.54)           (0.59)
  1992                            10.61          0.04           1.77           1.81         (0.07)           (0.64)           (0.71)
  1991                             7.84          0.09           2.84           2.93         (0.16)           --               (0.16)
  1990(2)                          9.85          0.18          (1.38)         (1.20)        (0.26)           (0.55)           (0.81)
Class B,
 YEAR ENDED OCTOBER 31, 1994      12.51          0.02           0.50           0.52         (0.03)           (0.47)           (0.50)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             12.66(3)      (0.01)         (0.14)         (0.15)        --               --               --
Class C,
 YEAR ENDED OCTOBER 31, 1994      12.50          0.01           0.51           0.52         (0.03)           (0.47)           (0.50)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             12.66(3)      (0.01)         (0.15)        (0.16)        --               --               --

                                                                                   RATIOS
                                                                   ---------------------------------------
                                                                   Ratio of Net   Ratio of Net
                              Net Asset               Net Assets    Operating      Investment
                               Value,                   End of       Expenses     Income (Loss)   Portfolio
                               End of       Total       Period      to Average     to Average     Turnover
                               Period      Return*     (000's)      Net Assets     Net Assets       Rate
QUEST FOR VALUE FUND, INC.
Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $   12.59        5.01%  $ 238,085        1.71%(1)       0.72%(1)      49%
  1993                             12.51       12.27%    245,320        1.75%          0.40%         27%
  1992                             11.71       18.45%    142,939        1.75%          0.53%         41%
  1991                             10.61       37.94%     79,914        1.83%          1.06%         48%
  1990(2)                           7.84      (13.43%)    49,740        1.82%          1.71%         51%
Class B,
 YEAR ENDED OCTOBER 31, 1994       12.53        4.43%     14,373        2.24%(1)       0.14%(1)      49%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              12.51       (1.19%)     2,015        2.27%(5)      (1.19%)(5)     27%
Class C,
 YEAR ENDED OCTOBER 31, 1994       12.52        4.45%      3,581        2.28%(1)       0.09%(1)      49%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              12.50       (1.26%)       221        2.27%(5)      (0.90%)(5)     27%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $237,922,657, $8,341,111, AND $1,724,870, RESPECTIVELY.
(2) SHARE AND PER SHARE DATA HAVE BEEN RETROACTIVELY RESTATED TO REFLECT A 200% STOCK DIVIDEND AS OF JULY 1, 1991.
(3) OFFERING PRICE.
(4) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5) ANNUALIZED.

OPPORTUNITY FUND

Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   18.71     $    0.18      $    1.35      $    1.53     $   (0.33)       $   (0.22)       $   (0.55)
  1993                            16.73          0.35           2.02           2.37         (0.07)           (0.32)           (0.39)
  1992                            14.29          0.09           2.93           3.02         (0.03)           (0.55)           (0.58)
  1991                             9.74          0.03           4.78           4.81         (0.23)           (0.03)           (0.26)
  1990                            11.59          0.25          (1.64)         (1.39)        (0.22)           (0.24)           (0.46)
Class B,
 YEAR ENDED OCTOBER 31, 1994      18.70          0.08           1.34           1.42         (0.31)           (0.22)           (0.53)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             18.73(3)       0.02          (0.05)         (0.03)        --               --               --
Class C,
 YEAR ENDED OCTOBER 31, 1994      18.70          0.08           1.33           1.41         (0.31)           (0.22)           (0.53)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             18.73(3)       0.02          (0.05)         (0.03)        --               --               --

Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $   19.69        8.41%  $ 163,340        1.78%(1)       0.96%(1)      42%
  1993                             18.71       14.34%    127,225        1.83%          2.69%         24%
  1992                             16.73       21.93%     40,563        2.27%          0.72%         32%
  1991                             14.29       50.44%      8,446        2.35%(2)       0.30%(2)      88%
  1990                              9.74      (12.62%)     4,570        2.00%(2)       2.30%(2)     206%
Class B,
 YEAR ENDED OCTOBER 31, 1994       19.59        7.84%     43,317        2.34%(1)       0.43%(1)      42%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              18.70       (0.16%)     2,115        2.52%(5)       1.32%(5)      24%
Class C,
 YEAR ENDED OCTOBER 31, 1994       19.58        7.78%      7,289        2.35%(1)       0.43%(1)      42%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              18.70       (0.16%)       313        2.52%(5)       1.13%(5)      24%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $136,623,124, $16,215,716, AND $2,708,865, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.33% AND (0.68%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 3.69% AND 0.61%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990.
(3) OFFERING PRICE.
(4) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5) ANNUALIZED.
------------------------------
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD--CONTINUED)

                                                        INCOME FROM
                                                   INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS
                                          ----------------------------------------             ---------------------------
                                                                                     Dividends to   Distributions to
                              Net Asset      Net        Net Realized                 Shareholders     Shareholders
                               Value,     Investment   and Unrealized   Total from     from Net         from Net           Total
                              Beginning     Income     Gain (Loss) on   Investment    Investment    Realized Gain on   Dividends and
                              of Period     (Loss)      Investments     Operations      Income        Investments      Distributions

SMALL CAPITALIZATION FUND
Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   17.68     $   (0.03)     $    0.01      $   (0.02)    $   --           $   (1.33)       $   (1.33)
  1993                            14.60         (0.04)          4.26           4.22         --               (1.14)           (1.14)
  1992                            13.52          0.00           1.50           1.50         --               (0.42)           (0.42)
  1991                             8.80         (0.05)          4.85           4.80         (0.08)           --               (0.08)
  1990                            10.91          0.07          (2.04)         (1.97)        (0.08)           (0.06)           (0.14)
Class B,
 YEAR ENDED OCTOBER 31, 1994      17.66         (0.11)          0.02          (0.09)        --               (1.33)           (1.33)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             17.19(3)      (0.02)          0.49           0.47         --               --               --
Class C,
 YEAR ENDED OCTOBER 31, 1994      17.67         (0.13)          0.02          (0.11)        --               (1.33)           (1.33)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             17.19(3)      (0.02)          0.50           0.48         --               --               --

                                                                                   RATIOS
                                                                   ---------------------------------------
                                                                   Ratio of Net   Ratio of Net
                              Net Asset               Net Assets    Operating      Investment
                               Value,                   End of       Expenses     Income (Loss)   Portfolio
                               End of       Total       Period      to Average     to Average     Turnover
                               Period      Return*     (000's)      Net Assets     Net Assets       Rate
SMALL CAPITALIZATION FUND
Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $   16.33        0.04%  $ 120,102        1.88%(1)      (0.14%)(1)     67%
  1993                             17.68       30.21%    104,898        1.89%         (0.36%)        74%
  1992                             14.60       11.60%     39,693        2.11%         (0.04%)        95%
  1991                             13.52       55.01%     20,686        2.25%(2)      (0.41%)(2)    103%
  1990                              8.80      (18.33%)     1,880        2.00%(2)       0.71% (2)     18%
Class B,
 YEAR ENDED OCTOBER 31, 1994       16.24       (0.39%)    16,144        2.48%(1)      (0.70%)(1)     67%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              17.66        2.73%      1,754        2.57%(5)      (1.15%)(5)     74%
Class C,
 YEAR ENDED OCTOBER 31, 1994       16.23       (0.51%)     3,344        2.59%(1)      (0.81%)(1)     67%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              17.67        2.79%        235        2.57%(5)      (1.20%)(5)     74%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $115,276,454, $9,400,776, AND $1,380,547, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.27% AND (1.43%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 5.82% AND (3.11%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990.
(3) OFFERING PRICE.
(4) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5) ANNUALIZED.

GROWTH AND INCOME FUND

Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   11.24     $    0.32      $    0.55      $    0.87     $   (0.32)       $   (1.70)       $   (2.02)
  1993                            10.80          0.30           0.73           1.03         (0.26)           (0.33)           (0.59)
 NOVEMBER 4, 1991 (3)
  TO OCTOBER 31, 1992             10.00(4)       0.28           0.80           1.08         (0.28)           --               (0.28)
Class B,
 YEAR ENDED OCTOBER 31, 1994      11.23          0.25           0.56           0.81         (0.27)           (1.70)           (1.97)
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993             11.21(4)       0.04           0.05           0.09         (0.07)           --               (0.07)
Class C,
 YEAR ENDED OCTOBER 31, 1994      11.23          0.24           0.56           0.80         (0.26)           (1.70)           (1.96)
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993             11.21(4)       0.04           0.05           0.09         (0.07)           --               (0.07)

Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $   10.09        8.64%  $  30,576        1.86%(1,2)      3.16%(1,2)   113%
  1993                             11.24        9.93%     28,466        1.90%(2)        2.66%(2)     192%
 NOVEMBER 4, 1991 (3)
  TO OCTOBER 31, 1992              10.80       10.84%      8,057        2.23%(2,6)      2.73%(2,6)    77%
Class B,
 YEAR ENDED OCTOBER 31, 1994       10.07        7.96%      2,928        2.47%(1,2)      2.53%(1,2)   113%
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993              11.23        0.81%        319        2.49%(2,6)      1.83%(2,6)   192%
Class C,
 YEAR ENDED OCTOBER 31, 1994       10.07        7.91%        455        2.62%(1,2)      2.39%(1,2)   113%
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993              11.23        0.81%        102        2.49%(2,6)      2.18%(2,6)   192%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $29,112,348, $1,585,755, AND $298,294, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED A PORTION OF ITS FEE. IF SUCH WAIVER HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 2.32% AND 2.70%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994, 2.18% AND 2.38%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993 AND 2.98% AND 1.98%, ANNUALIZED, RESPECTIVELY, FOR THE PERIOD NOVEMBER 4, 1991 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1992. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.93% AND 2.07%, RESPECTIVELY, FOR CLASS B AND 3.10% AND 1.91%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 2.88% AND 1.44%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 2.87% AND 1.80%, ANNUALIZED, RESPECTIVELY, FOR CLASS C, FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.
(3) COMMENCEMENT OF OPERATIONS.
(4) OFFERING PRICE.
(5) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(6) ANNUALIZED.
------------------------------
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

--------------------------------------------------------------------------------

                                                        INCOME FROM
                                                   INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS
                                          ----------------------------------------             ---------------------------
                                                                                     Dividends to   Distributions to
                              Net Asset      Net        Net Realized                 Shareholders     Shareholders
                               Value,     Investment   and Unrealized   Total from     from Net         from Net           Total
                              Beginning     Income     Gain (Loss) on   Investment    Investment    Realized Gain on   Dividends and
                              of Period     (Loss)      Investments     Operations      Income        Investments      Distributions
U.S. GOVERNMENT INCOME FUND
Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   12.08     $    0.59      $   (1.08)     $   (0.49)    $   (0.59)       $   (0.21)       $   (0.80)
  1993                            11.92          0.65           0.35           1.00         (0.68)           (0.16)           (0.84)
  1992                            11.80          0.74           0.18           0.92         (0.74)           (0.06)           (0.80)
  1991                            11.35          0.85           0.61           1.46         (0.86)           (0.15)           (1.01)
  1990                            11.50          0.93          (0.06)          0.87         (0.93)           (0.09)           (1.02)
Class B,
 YEAR ENDED OCTOBER 31, 1994      12.08          0.51          (1.08)         (0.57)        (0.51)           (0.21)           (0.72)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             12.13(3)       0.08          (0.04)          0.04         (0.08)           (0.01)           (0.09)
Class C,
 YEAR ENDED OCTOBER 31, 1994      12.08          0.51          (1.08)         (0.57)        (0.51)           (0.21)           (0.72)
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993             12.13(3)       0.08          (0.04)          0.04         (0.08)           (0.01)           (0.09)

                                                                                   RATIOS
                                                                   ---------------------------------------
                                                                   Ratio of Net   Ratio of Net
                              Net Asset               Net Assets    Operating      Investment
                               Value,                   End of       Expenses     Income (Loss)   Portfolio
                               End of       Total       Period      to Average     to Average     Turnover
                               Period      Return*     (000's)      Net Assets     Net Assets       Rate
U.S. GOVERNMENT INCOME FUND
Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $   10.79       (4.15%)  $123,257        1.20%(1,2)     5.19%(1,2)   126%
  1993                             12.08        8.55%    189,091        1.15%(2)       5.33%(2)     315%
  1992                             11.92        7.98%    151,197        1.15%(2)       6.26%(2)     207%
  1991                             11.80       13.40%     82,400        1.15%(2)       7.24%(2)     309%
  1990                             11.35        7.98%     52,742        1.15%(2)       8.21%(2)     101%
Class B,
 YEAR ENDED OCTOBER 31, 1994       10.79       (4.84%)     6,813        1.92%(1,2)     4.53%(1,2)   126%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              12.08        0.29%      1,286        1.85%(2,5)     3.07%(2,5)   315%
Class C,
 YEAR ENDED OCTOBER 31, 1994       10.79       (4.84%)     1,224        1.94%(1,2)     4.57%(1,2)   126%
 SEPTEMBER 2, 1993 (4)
  TO OCTOBER 31, 1993              12.08        0.34%        141        1.85%(2,5)     3.89%(2,5)   315%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $155,279,927, $4,348,538, AND $861,570, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 1.23% AND 5.16%, RESEPCTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994, 1.20% AND 5.28%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993, 1.17% AND 6.24%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1992, 1.46% AND 6.93%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 1.44% AND 7.92%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.93% AND 4.52%, RESPECTIVELY, FOR CLASS B AND 1.95% AND 4.56%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 1.96% AND 2.96%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 1.96% AND 3.78%, ANNUALIZED, RESPECTIVELY, FOR CLASS C, FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.
(3) OFFERING PRICE.
(4) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5) ANNUALIZED.

INVESTMENT QUALITY INCOME FUND

Class A,
 YEAR ENDED OCTOBER 31,
  1994                        $   11.49     $    0.68      $   (1.75)     $   (1.07)    $   (0.68)       $   (0.07)       $   (0.75)
  1993                            10.36          0.68           1.19           1.87         (0.68)           (0.06)           (0.74)
  1992                            10.06          0.80           0.30           1.10         (0.80)           --               (0.80)
 DECEMBER 18, 1990 (3)
  TO OCTOBER 31, 1991             10.00(4)       0.71           0.06           0.77         (0.71)           --               (0.71)
Class B,
 YEAR ENDED OCTOBER 31, 1994      11.49          0.61          (1.75)         (1.14)        (0.61)           (0.07)           (0.68)
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993             11.52(4)       0.08          (0.03)          0.05         (0.08)           --               (0.08)
Class C,
 YEAR ENDED OCTOBER 31, 1994      11.49          0.61          (1.75)         (1.14)        (0.61)           (0.07)           (0.68)
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993             11.52(4)       0.09          (0.03)          0.06         (0.09)           --               (0.09)

Class A,
 YEAR ENDED OCTOBER 31,
  1994                         $    9.67       (9.61%)  $ 46,922        1.29%(1,2)     6.47%(1,2)    33%
  1993                             11.49       18.64%     61,288        1.20%(2)       6.07%(2)      12%
  1992                             10.36       11.21%     29,701        0.95%(2)       7.62%(2)      18%
 DECEMBER 18, 1990 (3)
  TO OCTOBER 31, 1991              10.06        8.11%     17,235        0.82%(2,6)      8.25%(2,6)    19%
Class B,
 YEAR ENDED OCTOBER 31, 1994        9.67      (10.22%)     6,605        1.92%(1,2)      5.85%(1,2)    33%
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993              11.49        0.45%      1,468        1.84%(2,6)      3.68%(2,6)    12%
Class C,
 YEAR ENDED OCTOBER 31, 1994        9.67      (10.23%)     2,583        1.90%(1,2)      6.01%(1,2)    33%
 SEPTEMBER 2, 1993 (5)
  TO OCTOBER 31, 1993              11.49        0.55%        101        1.84%(2,6)      4.83%(2,6)    12%

(1) AVERAGE NET ASSETS FOR THE YEAR ENDED OCTOBER 31, 1994, FOR CLASSES A, B, AND C WERE $53,805,286, $4,176,936, AND $1,983,143, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ALL OR A PORTION OF ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 1.59% AND 6.17%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994, 1.50% AND 5.77%, RESEPCTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993, 1.72% AND 6.85%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1992, AND 2.11% AND 6.96%, ANNUALIZED, RESPECTIVELY, FOR THE PERIOD DECEMBER 18, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1991. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.23% AND 5.54%, RESPECTIVELY, FOR CLASS B AND 2.21% AND 5.70%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 2.07% AND 3.45%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 2.06% AND 4.61%, ANNUALIZED, RESPECTIVELY, FOR CLASS C FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.
(3) COMMENCEMENT OF OPERATIONS.
(4) OFFERING PRICE.
(5) INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(6) ANNUALIZED.
------------------------------
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

                                      A-23

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Quest for Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Quest for Value Fund, Inc. including the schedule of investments as of October 31, 1994 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the five year period then ended. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quest for Value Fund, Inc. as of October 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended in conformity with genrally accepted accounting principles.

                                                           KPMG PEAT Marwick LLP


New York, New York
December 9, 1994

APRIL 30, 1995

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED)

QUEST FOR VALUE FUND, INC.

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 12.9%
AUTOMOTIVE -- 0.7%
             Ford Motor Credit Co.
$ 1,300,000  5.98%, 5/01/95                  $  1,300,000
    578,000  5.98%, 5/15/95                       576,656
                                             ------------
                                                1,876,656
                                             ------------
BANKING -- 4.6%
 13,000,000  Norwest Financial, Inc.
             5.94%, 5/30/95                    12,937,795
                                             ------------
COMPUTERS -- 0.5%
             IBM Credit Corp.
    800,000  5.95%, 5/30/95                       796,165
    700,000  5.99%, 5/08/95                       699,185
                                             ------------
                                                1,495,350
                                             ------------
INSURANCE -- 2.1%
  6,000,000  Prudential Funding Corp.
             5.98%, 5/08/95                     5,993,023
                                             ------------
MACHINERY & ENGINEERING -- 1.3%
  3,800,000  Deere (John) Capital Corp.
             5.94%, 5/30/95                     3,781,817
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 2.9%
  4,800,000  Commercial Credit Co. (A)
             5.85%, 5/09/95                     4,794,447
             Household Finance Corp.
    487,000  5.97%, 5/15/95                       485,869
  3,000,000  5.97%, 5/22/95                     2,989,553
                                             ------------
                                                8,269,869
                                             ------------
OIL/GAS -- 0.8%
  2,100,000  Chevron Oil Finance Co.
             5.97%, 5/01/95                     2,100,000
                                             ------------
Total Short-Term Corporate Notes
 (cost -- $36,454,510)                       $ 36,454,510
                                             ------------

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------

CONVERTIBLE CORPORATE BONDS -- 0.8%
REAL ESTATE
$ 2,314,448  Security Capital Realty, Inc. (B)
             12.00%, 6/30/14
             (cost -- $2,181,786)            $  2,314,448
                                             ------------
------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
COMMON STOCKS -- 86.2%
AEROSPACE -- 8.7%
    215,000  AlliedSignal, Inc.              $  8,519,375
    177,000  McDonnell Douglas Corp.           10,974,000
     90,000  Sundstrand Corp.                   4,995,000
                                             ------------
                                               24,488,375
                                             ------------
APPAREL -- 2.3%
    372,600  Warnaco Group, Inc. (Class A)*     6,380,775
                                             ------------
BANKING -- 2.7%
    196,215  Mellon Bank Corp.                  7,701,439
                                             ------------
CHEMICALS -- 3.3%
     81,000  Hercules, Inc.                     4,039,875
     64,000  Monsanto Co.                       5,328,000
                                             ------------
                                                9,367,875
                                             ------------
CONGLOMERATES -- 1.8%
     90,200  General Electric Co.               5,051,200
                                             ------------
CONTAINERS -- 1.4%
     90,700  Temple-Inland, Inc.                3,990,800
                                             ------------
COSMETICS/TOILETRIES -- 1.5%
     67,800  Avon Products, Inc.                4,288,350
                                             ------------
DRUGS & MEDICAL PRODUCTS -- 4.6%
    163,000  Becton, Dickinson & Co.            9,087,250
     48,000  Warner-Lambert Co.                 3,828,000
                                             ------------
                                               12,915,250
                                             ------------
ELECTRONICS -- 6.4%
    177,000  Arrow Electronics, Inc.*           8,230,500
     97,000  Intel Corp.                        9,930,375
                                             ------------
                                               18,160,875
                                             ------------
HOUSEHOLD PRODUCTS -- 0.9%
     52,100  Premark International, Inc.        2,513,825
                                             ------------

* Non-income producing security.

--------------------------------------------------------------------------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
INSURANCE -- 16.9%
     66,000  American International Group,
               Inc.                          $  7,045,500
    434,200  EXEL Ltd.                         19,756,100
     30,000  General Reinsurance Corp.          3,821,250
    212,000  Progressive Corp., Ohio            8,003,000
    101,000  Transamerica Corp.                 5,719,125
     76,000  UNUM Corp.                         3,258,500
                                             ------------
                                               47,603,475
                                             ------------
MACHINERY & ENGINEERING -- 1.4%
    160,000  Case Corp.                         4,060,000
                                             ------------
METALS/MINING -- 2.5%
      8,518  Freeport McMoRan, Copper &
               Gold (Class A)                     177,813
    398,000  Freeport McMoRan, Inc.             7,014,750
                                             ------------
                                                7,192,563
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 11.4%
    200,000  American Express Co.               6,950,000
    110,000  Citicorp                           5,101,250
    270,000  Countrywide Credit Industries,
               Inc.                             4,961,250
    152,000  Federal Home Loan Mortgage
               Corp.                            9,918,000
     50,200  John Alden Financial Corp.           909,875
     60,000  Morgan Stanley Group, Inc.         4,170,000
                                             ------------
                                               32,010,375
                                             ------------
REAL ESTATE -- 1.0%
      3,050  Security Capital Realty, Inc.
               (B)                              2,689,844
                                             ------------
RETAIL -- 10.5%
    210,000  J.C. Penney Co.                    9,187,500
    348,000  May Department Stores Co.         12,615,000
    175,000  Mercantile Stores Co., Inc.        7,743,750
                                             ------------
                                               29,546,250
                                             ------------
TELECOMMUNICATIONS -- 1.7%
        344  Bell Atlantic Corp.                   18,877
    145,200  Sprint Corp.                       4,791,600
                                             ------------
                                                4,810,477
                                             ------------
TEXTILES -- 1.4%
    300,000  Shaw Industries, Inc.           $  3,937,500
                                             ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 3.2%
    116,000  Dole Food Co.                      3,465,500
    200,000  Sara Lee Corp.                     5,575,000
                                             ------------
                                                9,040,500
                                             ------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
TOYS/GAMES/HOBBY -- 2.6%
    232,000  Hasbro, Inc.                       7,366,000
                                             ------------
                        Total Common Stocks
                     (cost -- $193,143,927)  $243,115,748
                                             ------------

Total Investments
  (cost -- $231,780,223)            99.9 %  $ 281,884,706

Other Assets in Excess of
  Other Liabilities                  0.1          116,210
                                ---------   -------------
TOTAL NET ASSETS                   100.0 %  $ 282,000,916
                                ---------   -------------
                                ---------   -------------

OPPORTUNITY FUND
------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 1.1%
$ 4,020,000  Federal Home Loan Bank
               5.93%, 5/01/95
               (cost -- $4,020,000)          $  4,020,000
                                             ------------
SHORT-TERM CORPORATE NOTES -- 13.8%
AUTOMOTIVE -- 0.4%
$ 1,260,000  Ford Motor Credit Co.
               5.96%, 5/01/95                $  1,260,000
                                             ------------
BANKING -- 1.1%
             Norwest Financial, Inc.
  3,630,000    5.96%, 5/22/95                   3,617,380
    362,000    5.98%, 5/01/95                     362,000
                                             ------------
                                                3,979,380
                                             ------------

* Non-income producing security.

(A) Security is segregated as collateral for pending purchase of Security Capital Realty, Inc.

(B) Restricted Securities (the Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                        DATE OF                                      VALUATION AS OF
DESCRIPTION           ACQUISITION   PAR AMOUNT  SHARES   UNIT COST   APRIL 30, 1995

---------------------------------------------------------------------------
Security Capital
  Realty, Inc.
  12.00%, 6/30/14         9/15/94   $2,314,448     --      $ 94           $100
Security Capital
  Realty, Inc.
  Common Stock            9/15/94           --  3,050       926            882

APRIL 30, 1995

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

OPPORTUNITY FUND (CONT'D)

------------------------------------------------------
PRINCIPAL
AMOUNT                                               VALUE
------------------------------------------------------
COMPUTERS -- 0.1%
 $   445,000  IBM Credit Corp.
                5.99%, 5/08/95                $    444,482
                                              ------------
INSURANCE -- 2.3%
              Prudential Funding Corp.
     970,000    5.97%, 5/01/95                     970,000
   7,027,000    5.98%, 5/08/95                   7,018,829
                                              ------------
                                                 7,988,829
                                              ------------
MACHINERY & ENGINEERING -- 0.4%
   1,465,000  Deere (John) Capital Corp.
                5.92%, 5/22/95                   1,459,941
                                              ------------
MISCELLANEOUS FINANCIAL SERVICES -- 8.4%
   4,140,000  Beneficial Corp.
                5.95%, 5/08/95                   4,135,211
  13,690,000  Commercial Credit Co.
                5.95%, 5/08/95                  13,674,161
  11,915,000  Household Finance Corp.
                5.97%, 5/15/95                  11,887,337
                                              ------------
                                                29,696,709
                                              ------------
OIL/GAS -- 1.1%
     990,000  Chevron Oil Finance Co.
                5.97%, 5/01/95                     990,000
   2,960,000  Texaco, Inc.
                5.96%, 5/22/95                   2,949,709
                                              ------------
                                                 3,939,709
                                              ------------
Total Short-Term Corporate Notes
 (cost -- $48,769,050)                        $ 48,769,050
                                              ------------
U.S. TREASURY NOTES -- 0.9%
 $ 1,000,000    7.50%, 11/15/01               $  1,027,810
   1,000,000    7.50%, 5/15/02                   1,030,160
     550,000    7.875%, 4/15/98                    566,588
     550,000    7.875%, 8/15/01                    575,867
                                              ------------
Total U.S. Treasury Notes
 (cost -- $3,146,446)                         $  3,200,425
                                              ------------

------------------------------------------------------
SHARES                                               VALUE
------------------------------------------------------
COMMON STOCKS -- 84.1%
AEROSPACE -- 9.6%
     400,000  McDonnell Douglas Corp.         $ 24,800,000
     120,000  Northrop Grumman Corp.             5,955,000
      60,000  Sundstrand Corp.                   3,330,000
                                              ------------
                                                34,085,000
                                              ------------
------------------------------------------------------
SHARES                                               VALUE
------------------------------------------------------
BANKING -- 16.0%
     500,000  Citicorp                        $ 23,187,500
      34,000  First Empire State Corp.           5,457,000
     420,000  Mellon Bank Corp.                 16,485,000
      70,000  Wells Fargo & Co.                 11,611,250
                                              ------------
                                                56,740,750
                                              ------------
CASINOS/GAMING -- 1.1%
     100,000  Promus Companies, Inc.*            3,850,000
                                              ------------
CHEMICALS -- 3.2%
     225,000  Hercules, Inc.                    11,221,875
                                              ------------
CONSUMER PRODUCTS -- 2.6%
     300,000  Reebok International Ltd.          9,375,000
                                              ------------
COSMETICS/TOILETRIES -- 1.1%
      60,000  Avon Products, Inc.                3,795,000
                                              ------------
DRUGS & MEDICAL PRODUCTS -- 3.3%
     105,000  Becton, Dickinson & Co.            5,853,750
      75,000  Warner-Lambert Co.                 5,981,250
                                              ------------
                                                11,835,000
                                              ------------
ELECTRONICS -- 8.6%
     190,000  Intel Corp.                       19,451,250
      50,000  Raychem Corp.                      1,781,250
     445,000  Unitrode Corp.*                    9,233,750
                                              ------------
                                                30,466,250
                                              ------------
HEALTHCARE SERVICES -- 1.8%
     435,000  National Health Laboratories,
                Inc.*                            6,525,000
                                              ------------
INSURANCE -- 5.9%
     300,000  EXEL Ltd.                         13,650,000
      60,000  Transamerica Corp.                 3,397,500
      90,000  Travelers, Inc.                    3,723,750
                                              ------------
                                                20,771,250
                                              ------------
METALS/MINING -- 2.2%
     200,000  Freeport McMoRan, Copper &
                Gold (Class A)                   4,175,000
     202,500  Freeport McMoRan, Inc.             3,569,062
                                              ------------
                                                 7,744,062
                                              ------------
MISCELLANEOUS FINANCIAL SERVICES -- 10.4%
     230,000  American Express Co.               7,992,500
     480,000  Countrywide Credit Industries,
                Inc.                             8,820,000
     230,000  Federal Home Loan Mortgage
                Corp.                           15,007,500
      55,000  Federal National Mortgage
                Assoc.                           4,853,750
                                              ------------
                                                36,673,750
                                              ------------

* Non-income producing security.

--------------------------------------------------------------------------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
OIL/GAS -- 6.0%
     80,000  Mapco, Inc.                     $  4,550,000
    240,000  Tenneco, Inc.                     11,010,000
    149,300  Triton Energy Corp.*               5,748,050
                                             ------------
                                               21,308,050
                                             ------------
PAPER PRODUCTS -- 4.9%
    330,000  Champion International Corp.      14,520,000
     30,000  Scott Paper Co.                    2,673,750
                                             ------------
                                               17,193,750
                                             ------------
TELECOMMUNICATIONS -- 2.1%
    220,000  Sprint Corp.                       7,260,000
                                             ------------
TEXTILES -- 2.5%
    161,500  Collins & Aikman Corp.*            1,211,250
    600,000  Shaw Industries, Inc.              7,875,000
                                             ------------
                                                9,086,250
                                             ------------
TOYS/GAMES/HOBBY -- 2.3%
    350,000  Mattel, Inc.                       8,312,500
                                             ------------
OTHER -- 0.5%
     50,000  Alliant Techsystems, Inc.*         1,843,750
                                             ------------
Total Common Stocks
 (cost -- $250,665,773)                      $298,087,237
                                             ------------

Total Investments
  (cost -- $306,601,269)              99.9 % $354,076,712
Other Assets in Excess of
 Other Liabilities                     0.1        248,508
                                   --------  ------------
TOTAL NET ASSETS                     100.0 % $354,325,220
                                   --------  ------------
                                   --------  ------------

SMALL CAPITALIZATION FUND

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 18.1%
AUTOMOTIVE -- 0.2%
$   325,000  Ford Motor Credit Co.
               5.96%, 5/01/95                $    325,000
                                             ------------
BANKING -- 1.7%
             Norwest Financial, Inc.
  1,120,000  5.94%, 5/30/95                     1,114,641
  1,296,000  5.96%, 5/22/95                     1,291,494
                                             ------------
                                                2,406,135
                                             ------------

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
COMPUTERS -- 1.2%
             IBM Credit Corp.
$ 1,123,000  5.93%, 5/22/95                  $  1,119,115
    550,000  5.95%, 5/30/95                       547,364
                                             ------------
                                                1,666,479
                                             ------------
CONGLOMERATES -- 1.6%
  2,335,000  General Electric Capital Corp.
               5.96%, 5/22/95                   2,326,882
                                             ------------
INSURANCE -- 3.6%
             Prudential Funding Corp.
    400,000  5.93%, 5/30/95                       398,089
  4,852,000  5.98%, 5/08/95                     4,846,358
                                             ------------
                                                5,244,447
                                             ------------
MACHINERY & ENGINEERING -- 4.8%
  6,910,000  Deere (John) Capital Corp.
               5.94%, 5/30/95                   6,876,936
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 3.6%
             Beneficial Corp.
    386,000  5.95%, 5/08/95                       385,554
  1,373,000  5.95%, 5/15/95                     1,369,823
             Commercial Credit Co.
    475,000  5.95%, 5/08/95                       474,451
  1,500,000  5.97%, 5/22/95                     1,494,776
  1,432,000  Household Finance Corp.
             5.97%, 5/15/95                     1,428,675
                                             ------------
                                                5,153,279
                                             ------------
OIL/GAS -- 1.4%
             Chevron Oil Finance Co.
    875,000  5.94%, 5/30/95                       870,813
  1,190,000  6.00%, 5/08/95                     1,188,612
                                             ------------
                                                2,059,425
                                             ------------
Total Short-Term Corporate Notes
 (cost -- $26,058,583)                       $ 26,058,583
                                             ------------
CORPORATE NOTES & BONDS -- 0.4%
AUTOMOTIVE -- 0.0%
$    62,950  Collins Industries, Inc.
               8.75%, 1/11/00                $     55,363
                                             ------------
OIL/GAS -- 0.4%
    500,000  Global Marine, Inc.
               12.75%, 12/15/99                   546,875
                                             ------------
Total Corporate Notes & Bonds
 (cost -- $587,196)                          $    602,238
                                             ------------

* Non-income producing security.

APRIL 30, 1995

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

SMALL CAPITALIZATION FUND (CONT'D)

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 1.0%
REAL ESTATE
$ 1,385,009  Security Capital Realty, Inc.
               (A)
               12.00%, 6/30/14
               (cost -- $1,306,709)          $  1,385,009
                                             ------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
RETAIL
     36,000  Family Bargain Corp.
               $0.95 Conv. Pfd.
               (cost -- $360,000)            $    207,000
                                             ------------
COMMON STOCKS -- 78.3%
ADVERTISING -- 5.4%
     57,600  Katz Media Group, Inc.          $    928,800
     39,000  Omnicom Group, Inc.                2,169,375
    246,200  True North Communications          4,677,800
                                             ------------
                                                7,775,975
                                             ------------
AEROSPACE -- 0.6%
    130,000  BE Aerospace, Inc.*                  926,250
                                             ------------
APPAREL -- 1.5%
    128,000  Warnaco Group, Inc. (Class A)*     2,192,000
                                             ------------
AUTOMOTIVE -- 1.1%
    126,000  Collins Industries, Inc.*            267,750
     65,100  Masland Corp.                        895,125
     70,000  Sudbury, Inc.*                       476,875
                                             ------------
                                                1,639,750
                                             ------------
BUILDING & CONSTRUCTION -- 4.3%
    145,000  CRSS, Inc.                         1,377,500
    132,600  D.R. Horton, Inc.                  1,292,850
      5,500  Insituform Technologies (Class
               A)*                                 70,812
    165,000  Martin Marietta Materials,
               Inc.                             3,423,750
                                             ------------
                                                6,164,912
                                             ------------
CHEMICALS -- 2.3%
    141,400  OM Group, Inc.                     3,375,925
                                             ------------
COMPUTER SERVICES -- 2.8%
    147,700  BancTec, Inc.*                     2,510,900
     89,000  Exabyte Corp.*                     1,123,625
     34,600  Globalink, Inc.*                     406,550
                                             ------------
                                                4,041,075
                                             ------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
DRUGS & MEDICAL PRODUCTS -- 3.3%
    125,900  Sybron International Corp.*     $  4,674,038
                                             ------------
ELECTRONICS -- 6.5%
     37,000  Arrow Electronics, Inc.*           1,720,500
     37,000  Dionex Corp.*                      1,535,500
    195,500  Marshall Industries*               5,400,687
     35,000  Unitrode Corp.*                      726,250
                                             ------------
                                                9,382,937
                                             ------------
HEALTHCARE SERVICES -- 1.3%
     14,000  Community Health Systems,
               Inc.*                              486,500
     54,000  Spacelabs Medical, Inc.            1,323,000
                                             ------------
                                                1,809,500
                                             ------------
INSURANCE -- 2.1%
     55,300  Capsure Holdings Corp.               725,813
     23,400  E.W. Blanch Holdings, Inc.           438,750
    112,500  Guaranty National Corp.            1,856,250
                                             ------------
                                                3,020,813
                                             ------------
JEWELRY -- 1.6%
    170,000  North American Watch Corp.         2,337,500
                                             ------------
LEASING -- 1.3%
    121,700  Interpool, Inc.*                   1,795,075
                                             ------------
MACHINERY & ENGINEERING -- 5.1%
     12,700  Baldwin Technologies Co.              74,612
     97,100  BWIP Holdings, Inc. (Class A)      1,711,387
    160,000  Crane Co.                          5,560,000
                                             ------------
                                                7,345,999
                                             ------------
MANUFACTURING -- 1.4%
     50,000  Giddings & Lewis, Inc.               906,250
     55,000  Harmon Industries, Inc.              783,750
    131,300  Interlake Corp.*                     377,488
                                             ------------
                                                2,067,488
                                             ------------
METALS/MINING -- 0.5%
     70,000  Olympic Steel, Inc.*                 682,500
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 4.2%
    150,000  AmeriCredit Corp.*                 1,350,000
     49,700  John Alden Financial Corp.           900,813
    200,000  SafeCard Services, Inc.            3,500,000
     24,300  Union Corp.*                         337,163
                                             ------------
                                                6,087,976
                                             ------------

* Non-income producing security.

--------------------------------------------------------------------------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
OIL/GAS -- 7.5%
    136,800  Aquila Gas Pipeline Corp.       $  1,162,800
    300,155  Global Natural Resources,
               Inc.*                            2,964,031
    125,000  Nahama & Weagant Energy Co.*           1,250
    137,500  Noble Drilling Corp.*                910,937
    165,000  Petroleum Heat & Power, Inc.
               (Class A)                        1,196,250
     74,400  St. Mary Land & Exploration
               Co.                                948,600
    116,200  Tesoro Petroleum Corp.             1,147,475
     65,000  Triton Energy Corp.*               2,502,500
                                             ------------
                                               10,833,843
                                             ------------
PAPER PRODUCTS -- 0.9%
     61,500  CSS Industries, Inc.*              1,030,125
     40,000  Repap Enterprises, Inc.              281,250
                                             ------------
                                                1,311,375
                                             ------------
PRINTING/PUBLISHING -- 3.4%
     72,000  CCH, Inc. (Class B)                1,161,000
    119,100  Nu-Kote Holdings, Inc. (Class
               A)*                              3,275,250
     12,250  Pulitzer Publishing Co.              494,594
                                             ------------
                                                4,930,844
                                             ------------
REAL ESTATE -- 8.7%
    151,800  Cousins Properties, Inc.           2,542,650
     44,000  Post Properties, Inc.              1,303,500
    231,600  Security Capital Industrial
               Trust, Inc.                      3,618,750
    199,363  Security Capital Pacific Trust     3,488,853
      1,800  Security Capital Realty, Inc.
               (A)                              1,587,600
                                             ------------
                                               12,541,353
                                             ------------
RETAIL -- 4.0%
     18,000  Blair Corp.                          623,250
     64,700  Brookstone, Inc.*                    331,587
    304,700  Cash America International,
               Inc.                             2,323,337
    173,700  Fingerhut Companies, Inc.          2,019,262
     52,500  Freds, Inc.                          511,875
                                             ------------
                                                5,809,311
                                             ------------
------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
SECURITY/INVESTIGATION SERVICES -- 0.3%
    202,910  Automated Security Holdings
               PLC ADS                       $    380,456
                                             ------------
TEXTILES -- 4.0%
     89,000  Collins & Aikman Corp.*              667,500
     15,700  Culp, Inc.                           153,075
     40,000  Dyersburg Corp.                      215,000
     42,700  Fab Industries, Inc.               1,286,338
    244,900  Mohawk Industries, Inc.*           3,367,375
                                             ------------
                                                5,689,288
                                             ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 1.0%
     55,900  Morningstar Group, Inc.              447,200
     89,700  Sylvan Food Holdings, Inc.*        1,031,550
                                             ------------
                                                1,478,750
                                             ------------
UTILITIES -- 2.0%
    221,200  Sithe Energies, Inc.*              1,935,500
     46,000  UGI Corp.                            891,250
                                             ------------
                                                2,826,750
                                             ------------
OTHER -- 1.2%
    107,500  McGrath RentCorp.                  1,679,688
                                             ------------
Total Common Stocks
 (cost -- $110,337,018)                      $112,801,371
                                             ------------

  Total Investments
   (cost --
   $138,649,506)            97.9 % $141,054,201
  Other Assets in
   Excess of
   Other Liabilities         2.1     3,089,011
                        ---------  -----------
  TOTAL NET ASSETS         100.0 % $144,143,212
                        ---------  -----------
                        ---------  -----------

* Non-income producing security.

(A) Restricted Securities (the Fund will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                      DATE OF                                              VALUATION AS OF
DESCRIPTION                         ACQUISITION  PAR AMOUNT    SHARES       UNIT COST      APRIL 30, 1995
--------------------------------------------------------------------------------------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14                       6/16/94  $1,385,009          --     $      94         $     100
Security Capital Realty, Inc.
  Common Stock                          8/02/93          --       1,800           684               882

APRIL 30, 1995

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

GROWTH AND INCOME FUND

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 2.0%
$   755,000  Federal Home Loan Bank
             5.93%, 5/01/95
               (cost -- $755,000)            $    755,000
                                             ------------
SHORT-TERM CORPORATE NOTES -- 27.2%
AUTOMOTIVE -- 3.4%
$ 1,295,000  Ford Motor Credit Co.
             5.94%, 5/12/95                  $  1,292,650
                                             ------------
COMPUTERS -- 2.6%
  1,000,000  IBM Credit Corp.
             5.93%, 5/15/95                       997,694
                                             ------------
CONGLOMERATES -- 4.7%
             General Electric Capital Corp.
    860,000  5.93%, 5/05/95                       859,433
    929,000  5.96%, 5/08/95                       927,923
                                             ------------
                                                1,787,356
                                             ------------
MACHINERY/ENGINEERING -- 3.0%
  1,133,000  Deere (John) Capital Corp.
             5.90%, 5/03/95                     1,132,629
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 11.6%
  1,729,000  American Express Credit Corp.
             5.95%, 5/02/95                     1,728,714
             CIT Group Holdings, Inc.
    715,000  5.89%, 5/08/95                       714,181
  1,134,000  5.92%, 5/03/95                     1,133,627
    860,000  Household Finance Corp.
             5.94%, 5/05/95                       859,432
                                             ------------
                                                4,435,954
                                             ------------
OIL/GAS -- 1.9%
    716,000  Chevron Oil Finance Co.
             5.90%, 5/08/95                       715,179
                                             ------------
Total Short-Term Corporate Notes
 (cost -- $10,361,462)                       $ 10,361,462
                                             ------------
CORPORATE NOTES & BONDS -- 8.6%
ENTERTAINMENT -- 4.2%
$ 5,000,000  Time Warner, Inc.
               Zero Coupon, 12/17/12         $  1,618,750
                                             ------------
TELECOMMUNICATIONS -- 4.4%
  3,000,000  Nextel Communications, Inc.
               0.00/11.50%, 9/01/03 **          1,657,500
                                             ------------
              Total Corporate Notes & Bonds
                       (cost -- $3,655,626)  $  3,276,250
                                             ------------


------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 9.9%
OIL/GAS -- 6.0%
    180,000  Gerrity Oil & Gas Corp.
               $1.50 Conv. Pfd.              $  2,295,000
                                             ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 3.9%
     80,000  Flagstar Companies, Inc.
               $2.25 Conv. Pfd.                 1,500,000
                                             ------------
         Total Convertible Preferred Stocks
                       (cost -- $4,504,546)  $  3,795,000
                                             ------------
COMMON STOCKS -- 53.7%
AEROSPACE -- 7.4%
     20,000  Boeing Co.                      $  1,100,000
     28,000  McDonnell Douglas Corp.            1,736,000
                                             ------------
                                                2,836,000
                                             ------------
AUTOMOTIVE -- 1.2%
     10,000  General Motors Corp.                 451,250
                                             ------------
BANKING -- 7.4%
     35,000  Citicorp                           1,623,125
      5,000  First Interstate Bancorp             384,375
     10,000  Mellon Bank Corp.                    392,500
     15,000  U.S. Bancorp                         414,375
                                             ------------
                                                2,814,375
                                             ------------
CONGLOMERATES -- 1.6%
     40,000  Canadian Pacific Ltd.                610,000
                                             ------------
CONTAINERS -- 6.2%
     30,000  Stone Container Corp.*               596,250
     40,000  Temple-Inland, Inc.                1,760,000
                                             ------------
                                                2,356,250
                                             ------------
ELECTRONICS -- 4.3%
     16,000  Intel Corp.                        1,638,000
                                             ------------
HEALTHCARE SERVICES -- 1.1%
     10,000  Columbia/HCA Healthcare Corp.        420,000
                                             ------------
HOUSEHOLD PRODUCTS -- 4.4%
     35,000  Premark International, Inc.        1,688,750
                                             ------------

INSURANCE -- 4.3%
     10,000  AFLAC, Inc.                          412,500
     10,000  Progressive Corp., Ohio              377,500
     20,000  Travelers, Inc.                      827,500
                                             ------------
                                                1,617,500
                                             ------------
METALS/MINING -- 5.1%
     93,687  Freeport McMoRan, Copper &
               Gold (Class A)                   1,955,716
                                             ------------

 * Non-income producing security.

** Represents a step-up floater which will receive 0.00% interest until 9/01/98, then will "step-up" to 11.50% until maturity.

--------------------------------------------------------------------------------

------------------------------------------------------
SHARES                                              VALUE
------------------------------------------------------
METALS/MINING (CONT'D)
MISCELLANEOUS FINANCIAL SERVICES -- 2.0%
     20,000  Countrywide Credit Industries,
               Inc.                          $    367,500
      6,000  Federal Home Loan Mortgage
               Corp.                              391,500
                                             ------------
                                                  759,000
                                             ------------
OIL/GAS -- 1.9%
      5,000  McMoRan Oil & Gas Corp.               13,750
     10,000  Triton Energy Corp.*                 385,000
     15,000  Union Texas Petroleum
               Holdings, Inc.                     320,625
                                             ------------
                                                  719,375
                                             ------------
TELECOMMUNICATIONS -- 4.8%
     55,000  Sprint Corp.                       1,815,000
                                             ------------

TEXTILES -- 2.0%
20,000       Shaw Industries, Inc.               262,500
20,000       Unifi, Inc.                         502,500
                                           -------------
                                                 765,000
                                           -------------
Total Common Stocks
 (cost -- $17,690,285)                     $  20,446,216
                                           -------------
Total Investments
 (cost -- $36,966,919)             101.4%  $  38,633,928
Other Liabilities in Excess of
 Other Assets                       (1.4)       (536,829)
                                 -------   -------------
TOTAL NET ASSETS                  100.0 %  $  38,097,099
                                 -------   -------------
                                 -------   -------------

U.S. GOVERNMENT INCOME FUND

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
REPURCHASE AGREEMENT -- 24.1%
$30,850,000  Lehman Brothers, 5.90%,
               5/02/95
               (proceeds at maturity:
               $30,855,056, collateralized
               by $19,275,000 and
               $10,940,000 par, $20,423,790
               and $11,051,588 value, U.S.
               Treasury Notes, 7.50%,
               10/31/99 and 6.875%,
               8/31/99, respectively.)
               (cost -- $30,850,000)         $ 30,850,000
                                             ------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 0.6%
$   735,108  9.50%, 12/01/02 - 11/01/03
               (cost -- $740,736)            $    763,593
                                             ------------

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION I -- 47.6%
$20,299,186  7.00%, 10/15/22 - 11/15/23 (A)  $ 19,214,398
 16,436,078  7.50%, 2/15/22 - 2/15/24          16,030,271
 13,594,094  8.00%, 4/15/02 - 2/15/23 (A)      13,617,665
 11,189,477  8.50%, 6/15/01 - 9/15/24 (A)      11,412,022
    566,178  10.50%, 1/15/98 - 12/15/00           596,961
                                             ------------
Total Government National Mortgage
 Association I (cost -- $63,765,062)         $ 60,871,317
                                             ------------
U.S. TREASURY BOND -- 7.8%
$10,000,000  7.50%, 11/15/16 (A)
             (cost -- $9,314,127)            $ 10,045,300
                                             ------------
U.S. TREASURY NOTES -- 26.9%
$20,000,000  6.625%, 3/31/97 (A)             $ 20,012,400
 14,000,000  7.75%, 11/30/99                   14,468,160
                                             ------------
             (cost -- $34,434,623)           $ 34,480,560
                                             ------------

Total Investments
 (cost -- $139,104,548)               107.0%  $137,010,770
                                    -----     ------------
------------------------------------------------------
PRINCIPAL
AMOUNT
SUBJECT
TO CALL                                              VALUE
------------------------------------------------------
WRITTEN CALL OPTIONS OUTSTANDING -- (0.2%)
$10,000,000  Government National
               Mortgage Association I,
               7.00%, expiring May '95,
               strike @ $94.22                $    (68,750)
 10,000,000  Government National
               Mortgage Association I,
               8.00%, expiring May '95,
               strike @ $100.06                    (31,250)
 10,000,000  Government National
               Mortgage Association I,
               8.50%, expiring May '95,
               strike @ $101.56                    (59,375)
 10,000,000  U.S. Treasury Bonds,
               7.50%, expiring May '95,
               strike @ $100.67                    (78,125)
 20,000,000  U.S. Treasury Notes,
               6.625%, expiring May '95,
               strike @ $100.34                    (12,500)
                                              ------------
             Total Written Call Options
               Outstanding (premiums
               received: $301,562)            $   (250,000)
                                              ------------
Other Liabilities in Excess of
 Other Assets                          (6.8 )   (8,710,696)
                                      -----   ------------
TOTAL NET ASSETS                      100.0 % $128,050,074
                                      -----   ------------
                                      -----   ------------

* Non-income producing security.

(A) Securities  segregated  (full or  partial)  as collateral  for  written call
    options  outstanding.  The  aggregate   market  value  of  such   segregated
    securities is $60,393,531.

APRIL 30, 1995

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

INVESTMENT QUALITY INCOME FUND

------------------------------------------------------

PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
SHORT-TERM CORPORATE NOTES -- 5.8%
AUTOMOTIVE -- 2.4%
$ 1,430,000  Ford Motor Credit Co.
             5.92%, 5/09/95                  $  1,428,119
                                             ------------
COMPUTERS -- 0.8%
    455,000  IBM Credit Corp.
             5.93%, 5/15/95                       453,951
                                             ------------
OIL/GAS -- 2.6%
  1,500,000  Chevron Oil Finance Co.
             5.96%, 5/02/95                     1,499,751
                                             ------------
Total Short-Term Corporate Notes
 (cost -- $3,381,821)                        $  3,381,821
                                             ------------
CORPORATE NOTES & BONDS -- 91.5%
AEROSPACE -- 3.1%
$ 2,000,000  Boeing Co.
             7.50%, 8/15/42                  $  1,835,260
                                             ------------
AIRLINES -- 2.8%
  1,000,000  American Airlines
             9.73%, 9/29/14                     1,028,920
    550,000  Delta Air Lines, Inc.
             10.375%, 2/01/11                     598,812
                                             ------------
                                                1,627,732
                                             ------------
BANKING -- 6.4%
     70,000  NatWest Bancorp, Inc.
             9.375%, 11/15/03                      77,305
  1,300,000  NCNB Corp.
             10.20%, 7/15/15                    1,510,223
    500,000  RBSG Capital Corp.
             10.125%, 3/01/04                     568,735
  1,500,000  Westpac Banking Corp.
             9.125%, 8/15/01                    1,603,080
                                             ------------
                                                3,759,343
                                             ------------
CHEMICALS -- 0.9%
    500,000  Rohm & Haas Co.
             9.50%, 4/01/21                       554,480
                                             ------------
CONGLOMERATES -- 3.8%
  2,000,000  Canadian Pacific Ltd.
             9.45%, 8/01/21                     2,241,860
                                             ------------
ENTERTAINMENT -- 5.0%
  3,000,000  Time Warner, Inc.
             9.15%, 2/01/23                     2,898,900
                                             ------------
------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
INSURANCE -- 11.3%
$ 1,000,000  Aetna Life & Casualty Co.
             8.00%, 1/15/17                  $    937,090
  1,200,000  Capital Holding Corp.
             8.75%, 1/15/17                     1,247,928
  2,000,000  CNA Financial Corp.
             7.25%, 11/15/23                    1,653,300
  3,000,000  Torchmark, Inc.
             7.875%, 5/15/23                    2,759,130
                                             ------------
                                                6,597,448
                                             ------------
LEASING -- 2.8%
  1,600,000  Ryder Systems, Inc.
             8.75%, 3/15/17                     1,619,008
                                             ------------
MACHINERY & ENGINEERING -- 3.3%
  1,750,000  Caterpillar, Inc.
             9.75%, 6/01/19                     1,940,452
                                             ------------
MISCELLANEOUS FINANCIAL SERVICES -- 13.9%
     20,000  Beneficial Corp.
             12.875%, 8/01/13                      23,819
  1,500,000  BHP Finance USA Ltd.
             8.50%, 12/01/12                    1,557,030
  1,000,000  ITT Financial Corp.
             6.50%, 5/01/11                       808,410
             Lehman Brothers, Inc.
    865,000  9.875%, 10/15/00                     919,063
    115,000  10.00%, 5/15/99                      121,478
    205,000  Midland American Capital Corp.
             12.75%, 11/15/03                     238,251
    800,000  Paine Webber Group, Inc.
             9.25%, 12/15/01                      835,136
  3,000,000  Prudential Funding Corp.
             6.75%, 9/15/23                     2,400,900
  1,250,000  Source One Mortgage Services
               Corp.
             9.00%, 6/01/12                     1,212,450
                                             ------------
                                                8,116,537
                                             ------------
OIL/GAS -- 6.0%
  3,000,000  Occidental Petroleum Corp.
             11.125%, 6/01/19                   3,507,540
                                             ------------
PAPER PRODUCTS -- 0.2%
    100,000  Union Camp Corp.
             10.00%, 5/01/19                      111,152
                                             ------------
PIPELINES -- 3.0%
  1,500,000  TransCanada Pipelines Ltd.
             9.875%, 1/01/21                    1,747,020
                                             ------------

--------------------------------------------------------------------------------

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------
RETAIL -- 1.3%
             May Department Stores Co.
$   250,000  9.875%, 6/01/17                 $    272,925
    405,000  10.625%, 11/01/10                    496,137
                                             ------------
                                                  769,062
                                             ------------
TELECOMMUNICATIONS -- 12.5%
    420,000  GTE Corp.
             10.25%, 11/01/20                     472,492
  2,500,000  New York Telephone Co.
             9.375%, 7/15/31                    2,708,775
  2,000,000  Pacific Bell
             8.50%, 8/15/31                     2,015,700
  2,000,000  Southern New England Telephone
               Co.
             8.70%, 8/15/31                     2,123,880
                                             ------------
                                                7,320,847
                                             ------------
TOBACCO/BEVERAGES/FOOD PRODUCTS -- 3.3%
  2,000,000  American Brands, Inc.
             7.875%, 1/15/23                    1,920,560
                                             ------------

------------------------------------------------------
PRINCIPAL
AMOUNT                                              VALUE
------------------------------------------------------

UTILITIES -- 6.9%
$ 2,000,000  Hydro-Quebec
             8.50%, 12/01/29                 $  1,987,680
  2,000,000  Southern California Edison Co.
             8.875%, 6/01/24                    2,039,640
                                             ------------
                                                4,027,320
                                             ------------
OTHER -- 5.0%
  1,468,228  DLJ Mortgage Acceptance Corp.
             8.75%, 11/25/24                    1,408,122
  1,500,000  Nova Scotia (Province of)
             8.875%, 7/01/19                    1,524,345
                                             ------------
                                                2,932,467
                                             ------------
Total Corporate Notes & Bonds
  (cost -- $53,950,659)                      $ 53,526,988
                                             ------------
Total Investments
  (cost -- $57,332,480)               97.3 % $ 56,908,809
Other Assets in Excess of
  Other Liabilities                    2.7      1,549,987
                                     -----   ------------
TOTAL NET ASSETS                     100.0 % $ 58,458,796
                                     -----   ------------
                                     -----   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 1995

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                           QUEST FOR                      SMALL        GROWTH         U.S.      INVESTMENT
                                          VALUE FUND,   OPPORTUNITY   CAPITALIZATION     AND       GOVERNMENT     QUALITY
                                              INC.          FUND          FUND       INCOME FUND  INCOME FUND   INCOME FUND
                                          ------------  ------------  -------------  -----------  ------------  -----------
ASSETS
  Investments, at value (cost --
   $231,780,223, $306,601,269,
   $138,649,506, $36,966,919,
   $108,254,548 and $57,332,480,
   respectively)........................  $281,884,706  $354,076,712  $141,054,201   $38,633,928  $106,160,770  $56,908,809
  Repurchase agreement (cost --
   $30,850,000).........................            --            --            --           --     30,850,000          --
  Cash..................................       192,917         6,009         7,649        4,785         42,627       7,874
  Receivable for investments sold.......     6,121,804     4,960,166     4,386,238           --             --          --
  Receivable for fund shares sold.......     1,373,346     7,437,751       530,404      161,403        552,378     344,370
  Dividends receivable..................       490,541       682,550        99,920      106,583             --          --
  Interest receivable...................        18,808        80,066        81,628           --      1,266,952   1,415,841
  Receivable for mortgage prepayments...            --            --            --           --          8,659          --
  Receivable for options written........            --            --            --           --         81,250          --
  Deferred organization expenses........            --            --            --       29,014             --       7,835
  Other assets..........................        43,688        27,106        18,450       22,152         33,006      18,897
                                          ------------  ------------  -------------  -----------  ------------  -----------
    Total Assets........................   290,125,810   367,270,360   146,178,490   38,957,865    138,995,642  58,703,626
                                          ------------  ------------  -------------  -----------  ------------  -----------
LIABILITIES
  Written call options outstanding, at
   value (premiums received:
   $301,562)............................            --            --            --           --        250,000          --
  Payable for investments purchased.....     7,304,992    11,854,122     1,469,403      773,238     10,006,250          --
  Payable for fund shares redeemed......       637,029       825,136       417,908       19,581        466,636      70,490
  Investment advisory fee payable.......        38,549        48,250        19,738        4,507         10,495       4,781
  Distribution fee payable..............        36,734        95,043        24,513        5,223         13,601      10,314
  Dividends payable.....................            --            --            --           --         96,618      96,734
  Other payables and accrued expenses...       107,590       122,589       103,716       58,217        101,968      62,511
                                          ------------  ------------  -------------  -----------  ------------  -----------
    Total Liabilities...................     8,124,894    12,945,140     2,035,278      860,766     10,945,568     244,830
                                          ------------  ------------  -------------  -----------  ------------  -----------
NET ASSETS
  Par value.............................    22,152,829       166,616        89,258       36,874        115,966      57,361
  Paid-in-surplus.......................   203,275,875   304,361,426   136,615,872   34,963,133    139,644,958  60,186,256
  Accumulated undistributed net
   investment income....................       857,581     1,269,754        89,051      116,490             --          --
  Accumulated undistributed net realized
   gain (loss) on investments...........     5,610,148     1,053,210     4,944,336    1,520,866     (9,371,173) (1,361,150 )
  Distributions in excess of
   undistributed net realized gains.....            --        (1,229)           --     (207,273 )     (297,461)         --
  Net unrealized appreciation
   (depreciation) on investments........    50,104,483    47,475,443     2,404,695    1,667,009     (2,042,216)   (423,671 )
                                          ------------  ------------  -------------  -----------  ------------  -----------
    Total Net Assets....................  $282,000,916  $354,325,220  $144,143,212   $38,097,099  $128,050,074  $58,458,796
                                          ------------  ------------  -------------  -----------  ------------  -----------
                                          ------------  ------------  -------------  -----------  ------------  -----------
CLASS A:
  Fund shares outstanding...............    19,766,758    10,873,320     7,345,404    3,189,862     10,497,081   4,499,943
                                          ------------  ------------  -------------  -----------  ------------  -----------
  Net asset value per share.............  $      12.74  $      21.33  $      16.18   $    10.34   $      11.04  $    10.19
                                          ------------  ------------  -------------  -----------  ------------  -----------
                                          ------------  ------------  -------------  -----------  ------------  -----------
  Maximum offering price per share*.....  $      13.48  $      22.57  $      17.12   $    10.86   $      11.59  $    10.70
                                          ------------  ------------  -------------  -----------  ------------  -----------
                                          ------------  ------------  -------------  -----------  ------------  -----------
CLASS B:
  Fund shares outstanding...............     1,881,688     4,838,180     1,225,644      410,588        930,025     911,890
                                          ------------  ------------  -------------  -----------  ------------  -----------
  Net asset value and offering price per
   share................................  $      12.65  $      21.16  $      16.03   $    10.31   $      11.04  $    10.19
                                          ------------  ------------  -------------  -----------  ------------  -----------
                                          ------------  ------------  -------------  -----------  ------------  -----------
CLASS C:
  Fund shares outstanding...............       504,383       950,086       354,729       86,947        169,500     324,279
                                          ------------  ------------  -------------  -----------  ------------  -----------
  Net asset value and offering price per
   share................................  $      12.64  $      21.15  $      16.03   $    10.32   $      11.04  $    10.19
                                          ------------  ------------  -------------  -----------  ------------  -----------
                                          ------------  ------------  -------------  -----------  ------------  -----------

*Sales charges decrease on purchases of $50,000 or higher.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SIX MONTHS ENDED APRIL 30, 1995

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)

                                 QUEST FOR                     SMALL           GROWTH          U.S.        INVESTMENT
                                   VALUE     OPPORTUNITY  CAPITALIZATION        AND         GOVERNMENT      QUALITY
                                FUND, INC.      FUND           FUND         INCOME FUND    INCOME FUND    INCOME FUND
                                -----------  -----------  ---------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividends...................  $2,464,480   $2,280,636   $    1,042,987    $   460,092    $        --    $        --
  Interest....................     932,852    1,585,855          590,633        507,119      4,558,825      2,416,775
                                -----------  -----------  ---------------   ------------   ------------   ------------
    Total investment income...   3,397,332    3,866,491        1,633,620        967,211      4,558,825      2,416,775
                                -----------  -----------  ---------------   ------------   ------------   ------------
OPERATING EXPENSES
  Investment advisory fees
   (note 2a)..................   1,277,397    1,301,376          691,364        143,923        377,214        164,771
  Distribution fees (note
   2c)........................     695,255      840,342          400,554         79,492        223,379        141,037
  Transfer and dividend
   disbursing agent fees (note
   1i)........................     145,940      121,890           93,680         31,356         62,635         29,006
  Accounting service fees
   (note 2b)..................          --       51,874           54,475         56,400         60,655         52,681
  Registration fees...........      24,615       54,230           19,488         15,018         17,130         16,605
  Reports and notices to
   shareholders...............      18,150       14,988           14,257          9,430         13,141         11,207
  Custodian fees..............      16,433       12,971            8,306          9,529         34,387         11,110
  Auditing, consulting and tax
   return preparation fees....      11,800        9,188            9,858          7,939         18,160          8,652
  Directors'(Trustees') fees
   and expenses...............       8,574        8,535            8,535          4,369          8,534          8,530
  Legal fees..................       5,604        3,720            3,720          2,655          3,490          2,852
  Amortization of deferred
   organization expenses (note
   1c)........................          --           --               --          9,495             --          6,136
  Miscellaneous...............      12,664       10,106            1,996          9,352         13,715          8,818
                                -----------  -----------  ---------------   ------------   ------------   ------------
    Total operating
     expenses.................   2,216,432    2,429,220        1,306,233        378,958        832,440        461,405
    Less: Investment advisory
     fees waived (note 2a)....          --           --               --        (41,225)            --        (42,245)
                                -----------  -----------  ---------------   ------------   ------------   ------------
      Net operating
       expenses...............   2,216,432    2,429,220        1,306,233        337,733        832,440        419,160
                                -----------  -----------  ---------------   ------------   ------------   ------------
      Net investment income...   1,180,900    1,437,271          327,387        629,478      3,726,385      1,997,615
                                -----------  -----------  ---------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET
  Net realized gain (loss) on
   security transactions......   5,717,144    1,058,240        5,111,342      1,177,023     (3,993,026)      (299,770)
  Net realized loss on option
   transactions (note 1f).....          --           --               --             --       (227,109)            --
  Net realized loss on futures
   transactions (note 1g).....          --           --               --             --             --       (108,500)
                                -----------  -----------  ---------------   ------------   ------------   ------------
    Net realized gain (loss)
     on investments...........   5,717,144    1,058,240        5,111,342      1,177,023     (4,220,135)      (408,270)
  Net change in unrealized
   appreciation (depreciation)
   on investments.............  17,252,568   33,095,020       (3,141,681)     1,260,709      7,204,799      3,266,923
                                -----------  -----------  ---------------   ------------   ------------   ------------
    Net realized gain (loss)
     and change in unrealized
     appreciation
     (depreciation) on
     investments..............  22,969,712   34,153,260        1,969,661      2,437,732      2,984,664      2,858,653
                                -----------  -----------  ---------------   ------------   ------------   ------------
  Net increase in net assets
   resulting from
   operations.................  $24,150,612  $35,590,531  $    2,297,048    $ 3,067,210    $ 6,711,049    $ 4,856,268
                                -----------  -----------  ---------------   ------------   ------------   ------------
                                -----------  -----------  ---------------   ------------   ------------   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                             QUEST FOR VALUE FUND,
                                                     INC.                    OPPORTUNITY FUND
                                           SIX MONTHS                    SIX MONTHS
                                             ENDED        YEAR ENDED       ENDED        YEAR ENDED
                                           APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                             1995*           1994          1995*           1994
                                          ------------   ------------   ------------   ------------
OPERATIONS
  Net investment income (loss)..........  $  1,180,900   $  1,726,225   $  1,437,271   $  1,397,364
  Net realized gain (loss) on
   investments..........................     5,717,144     16,664,331      1,058,240      7,139,720
  Net change in unrealized appreciation
   (depreciation) on investments........    17,252,568     (6,250,090)    33,095,020      4,721,481
                                          ------------   ------------   ------------   ------------
    Net increase (decrease) in net
     assets resulting from operations...    24,150,612     12,140,466     35,590,531     13,258,565
                                          ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
  Net investment income -- Class A......    (1,649,576)      (819,873)    (1,066,642)    (2,269,483)
  Net investment income -- Class B......      (108,497)       (11,801)      (335,822)       (98,258)
  Net investment income -- Class C......       (29,366)        (2,040)       (56,920)       (21,098)
  Net realized gains -- Class A.........   (15,501,438)    (9,227,704)    (5,314,298)    (1,497,052)
  Net realized gains -- Class B.........    (1,014,005)      (115,604)    (1,562,718)       (30,460)
  Net realized gains -- Class C.........      (255,884)       (11,081)      (267,734)       (11,467)
  Distributions in excess of net
   realized gains -- Class A............            --             --             --         (1,196)
  Distributions in excess of net
   realized gains -- Class B............            --             --             --            (24)
  Distributions in excess of net
   realized gains -- Class C............            --             --             --             (9)
                                          ------------   ------------   ------------   ------------
    Total dividends and distributions to
     shareholders.......................   (18,558,766)   (10,188,103)    (8,604,134)    (3,929,047)
                                          ------------   ------------   ------------   ------------
FUND SHARE TRANSACTIONS
  CLASS A
  Net proceeds from sales...............    22,813,206     61,908,256     62,597,373     90,332,759
  Reinvestment of dividends and
   distributions........................    16,047,556      9,385,655      6,034,648      3,405,284
  Cost of shares redeemed...............   (29,730,613)   (80,014,950)   (18,132,883)   (65,200,453)
                                          ------------   ------------   ------------   ------------
    Net increase (decrease) -- Class
     A..................................     9,130,149     (8,721,039)    50,499,138     28,537,590
                                          ------------   ------------   ------------   ------------
  CLASS B
  Net proceeds from sales...............     8,806,276     12,409,864     53,070,214     40,604,196
  Reinvestment of dividends and
   distributions........................     1,045,812        123,599      1,804,130        124,021
  Cost of shares redeemed...............    (1,208,420)      (544,061)    (3,356,853)    (1,026,439)
                                          ------------   ------------   ------------   ------------
    Net increase -- Class B.............     8,643,668     11,989,402     51,517,491     39,701,778
                                          ------------   ------------   ------------   ------------
  CLASS C
  Net proceeds from sales...............     2,794,417      3,521,667     11,871,650      6,945,412
  Reinvestment of dividends and
   distributions........................       280,898         13,020        314,273         32,567
  Cost of shares redeemed...............      (479,197)      (271,901)      (809,474)      (254,081)
                                          ------------   ------------   ------------   ------------
    Net increase -- Class C.............     2,596,118      3,262,786     11,376,449      6,723,898
                                          ------------   ------------   ------------   ------------
  Total net increase (decrease) in net
   assets from fund share
   transactions.........................    20,369,935      6,531,149    113,393,078     74,963,266
                                          ------------   ------------   ------------   ------------
    Total increase (decrease) in net
     assets.............................    25,961,781      8,483,512    140,379,475     84,292,784
NET ASSETS
  Beginning of period...................   256,039,135    247,555,623    213,945,745    129,652,961
                                          ------------   ------------   ------------   ------------
  End of period (including undistributed
   net investment income (loss) of
   $857,581, $1,464,120; $1,269,754,
   $1,291,867; $89,051, ($238,336);
   $116,490, $127,460; $0, $0 and $0,
   $0, respectively.....................  $282,000,916   $256,039,135   $354,325,220   $213,945,745
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------

*Unaudited.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                  SMALL CAPITALIZATION FUND                 GROWTH AND INCOME FUND
                                                SIX MONTHS                              SIX MONTHS
                                                  ENDED             YEAR ENDED            ENDED             YEAR ENDED
                                                APRIL 30,          OCTOBER 31,          APRIL 30,          OCTOBER 31,
                                                  1995*                1994               1995*                1994
                                               ------------        ------------        ------------        ------------

  Net investment income (loss)..........       $    327,387        $   (238,336)       $    629,478        $    966,108
  Net realized gain (loss) on
investments.............................          5,111,342           3,366,835           1,177,023           1,768,686
  Net change in unrealized appreciation
(depreciation) on investments...........        (3,141,681)          (3,118,979)          1,260,709            (189,442)
                                               ------------        ------------        ------------        ------------
    Net increase (decrease) in net
assets resulting from operations........          2,297,048               9,520           3,067,210           2,545,352
                                               ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
  Net investment income -- Class A......                 --                  --            (571,223)           (936,128)
  Net investment income -- Class B......                 --                  --             (59,120)            (41,545)
  Net investment income -- Class C......                 --                  --             (10,105)             (7,305)
  Net realized gains -- Class A.........        (3,008,172)          (8,036,736)         (1,274,907)         (4,079,198)
  Net realized gains -- Class B.........          (433,897)            (160,831)           (129,812)           (145,217)
  Net realized gains -- Class C.........           (91,772)             (19,543)            (20,124)            (18,475)
  Distributions in excess of net
realized gains -- Class A...............                 --                  --                  --            (199,276)
  Distributions in excess of net
realized gains -- Class B...............                 --                  --                  --              (7,094)
  Distributions in excess of net
realized gains -- Class C...............                 --                  --                  --                (903)
                                               ------------        ------------        ------------        ------------
    Total dividends and distributions to
shareholders............................        (3,533,841)          (8,217,110)         (2,065,291)         (5,435,141)
                                               ------------        ------------        ------------        ------------
Fund Share Transactions
  CLASS A
  Net proceeds from sales...............         18,655,389         127,081,752           2,360,697           5,937,491
  Reinvestment of dividends and
distributions...........................          2,840,961           7,215,556           1,765,990           5,008,623
  Cost of shares redeemed...............       (21,690,503)        (111,134,238)         (2,560,041)         (6,040,040)
                                               ------------        ------------        ------------        ------------
    Net increase (decrease) -- Class A..          (194,153)          23,163,070           1,566,646           4,906,074
                                               ------------        ------------        ------------        ------------

  CLASS B
  Net proceeds from sales...............          4,874,110          15,275,222           1,175,765           2,763,975
  Reinvestment of dividends and
   distributions........................            408,265             148,570             174,643             188,513
  Cost of shares redeemed...............        (1,631,572)            (811,203)           (185,264)           (260,750)
                                               ------------        ------------        ------------        ------------
  Net increase -- Class B...............          3,650,803          14,612,589           1,165,144           2,691,738
                                               ------------        ------------        ------------        ------------

  CLASS C
  Net proceeds from sales...............          2,624,975           3,345,761             395,836             341,819
  Reinvestment of dividends and
distributions...........................             88,907              18,810              28,952              26,593
  Cost of shares redeemed...............          (380,327)            (229,505)            (20,580)             (4,696)
                                               ------------        ------------        ------------        ------------
    Net increase -- Class C.............          2,333,555           3,135,066             404,208             363,716
                                               ------------        ------------        ------------        ------------
  Total net increase (decrease) in net
assets from fund share transactions.....          5,790,205          40,910,725           3,135,998           7,961,528
                                               ------------        ------------        ------------        ------------
    Total increase (decrease) in net
assets..................................          4,553,412          32,703,135           4,137,917           5,071,739
NET ASSETS
  Beginning of period...................        139,589,800         106,886,665          33,959,182          28,887,443
                                               ------------        ------------        ------------        ------------
  End of period (including undistributed
net investment income (loss) of
$857,581, $1,464,120; $1,269,754,
$1,291,867; $89,051, ($238,336);
$116,490, $127,460; $0, $0 and $0, $0,
respectively............................       $144,143,212        $139,589,800        $ 38,097,099        $ 33,959,182
                                               ------------        ------------        ------------        ------------
                                               ------------        ------------        ------------        ------------

                                                                                INVESTMENT QUALITY INCOME
                                           U.S. GOVERNMENT INCOME FUND                     FUND
                                           SIX MONTHS                          SIX MONTHS
                                             ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                           APRIL 30,        OCTOBER 31,        APRIL 30,        OCTOBER 31,
                                             1995*              1994             1995*              1994
                                          ------------      ------------      ------------      ------------
  Net investment income (loss)..........  $  3,726,385      $  8,291,969      $  1,997,615      $  3,846,353
  Net realized gain (loss) on
investments.............................    (4,220,135)       (4,366,839)         (408,270)         (952,880)
  Net change in unrealized appreciation
(depreciation) on investments...........     7,204,799       (11,007,688)        3,266,923        (9,068,979)
                                          ------------      ------------      ------------      ------------
    Net increase (decrease) in net
assets resulting from operations........     6,711,049        (7,082,558)        4,856,268        (6,175,506)
                                          ------------      ------------      ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
  Net investment income -- Class A......    (3,470,735)       (8,071,564)       (1,649,048)       (3,482,793)
  Net investment income -- Class B......      (220,601)         (196,735)         (252,908)         (244,424)
  Net investment income -- Class C......       (36,512)          (39,362)          (95,659)         (119,136)
  Net realized gains -- Class A.........      (140,061)       (2,925,946)               --          (367,910)
  Net realized gains -- Class B.........        (8,675)          (38,935)               --           (10,112)
  Net realized gains -- Class C.........        (1,431)           (6,494)               --              (637)
  Distributions in excess of net
realized gains -- Class A...............            --          (292,913)               --                --
  Distributions in excess of net
realized gains -- Class B...............            --            (3,898)               --                --
  Distributions in excess of net
realized gains -- Class C...............            --              (650)               --                --
                                          ------------      ------------      ------------      ------------
    Total dividends and distributions to
shareholders............................    (3,878,015)      (11,576,497)       (1,997,615)       (4,225,012)
                                          ------------      ------------      ------------      ------------
Fund Share Transactions
  CLASS A
  Net proceeds from sales...............     8,337,955        17,007,814         3,437,254        12,621,718
  Reinvestment of dividends and
distributions...........................     3,118,963         9,588,703         1,160,982         2,758,350
  Cost of shares redeemed...............   (21,385,264)      (74,313,512)       (7,963,295)      (20,364,228)
                                          ------------      ------------      ------------      ------------
    Net increase (decrease) -- Class A..    (9,928,346)      (47,716,995)       (3,365,059)       (4,984,160)
                                          ------------      ------------      ------------      ------------
  CLASS B
  Net proceeds from sales...............     3,810,282         6,748,251         2,929,597         6,440,954
  Reinvestment of dividends and
   distributions........................       163,256           187,137           203,461           185,172
  Cost of shares redeemed...............      (734,031)         (964,994)         (846,378)         (800,932)
                                          ------------      ------------      ------------      ------------
  Net increase -- Class B...............     3,239,507         5,970,394         2,286,680         5,825,194
                                          ------------      ------------      ------------      ------------
  CLASS C
  Net proceeds from sales...............       668,202         1,424,484           576,084         3,141,700
  Reinvestment of dividends and
distributions...........................        36,507            46,127            40,824            93,436
  Cost of shares redeemed...............       (92,626)         (289,465)          (48,537)         (422,838)
                                          ------------      ------------      ------------      ------------
    Net increase -- Class C.............       612,083         1,181,146           568,371         2,812,298
                                          ------------      ------------      ------------      ------------
  Total net increase (decrease) in net
assets from fund share transactions.....    (6,076,756)      (40,565,455)         (510,008)        3,653,332
                                          ------------      ------------      ------------      ------------
    Total increase (decrease) in net
assets..................................    (3,243,722)      (59,224,510)        2,348,645        (6,747,186)
NET ASSETS
  Beginning of period...................   131,293,796       190,518,306        56,110,151        62,857,337
                                          ------------      ------------      ------------      ------------
  End of period (including undistributed
net investment income (loss) of
$857,581, $1,464,120; $1,269,754,
$1,291,867; $89,051, ($238,336);
$116,490, $127,460; $0, $0 and $0, $0,
respectively............................  $128,050,074      $131,293,796      $ 58,458,796      $ 56,110,151
                                          ------------      ------------      ------------      ------------
                                          ------------      ------------      ------------      ------------

APRIL 30, 1995

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Quest for Value Funds are registered under the Investment Company Act of 1940, as diversified, open-end management investment companies. Quest for Value Fund, Inc. ("Quest for Value") is a Maryland corporation. Opportunity Fund ("Opportunity"), Small Capitalization Fund ("Small Capitalization"), Growth and Income Fund ("Growth and Income"), U.S. Government Income Fund ("U.S. Government") and Investment Quality Income Fund ("Investment Quality") are five of nine funds currently offered in the Quest for Value Family of Funds, a Massachusetts business trust. Quest for Value Advisors (the "Adviser") serves as investment adviser and provides accounting and administrative services to each fund. Quest for Value Distributors (the "Distributor") serves as each fund's distributor. Both the Advisor and Distributor are majority-owned (99%) subsidiaries of Oppenheimer Capital.

    Prior to September 1, 1993, the funds issued only one class of shares which were redesignated Class A shares. Subsequent to that date all funds were authorized to issue Class A, Class B and Class C shares. Shares of each Class represent an identical interest in the investment portfolio of their respective fund and generally have the same rights, but are offered under different sales charges and distribution fee arrangements. Furthermore, Class B shares will automatically convert to Class A shares of the same fund eight years after their respective purchase.

    The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements:

    (A) VALUATION OF INVESTMENTS

    Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securites are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Futures contracts are valued based upon their daily settlement value as of the close of the exchange upon which they trade. OTC options are valued based upon formulas which utilize the market value of the underlying securities, strike prices and expiration dates of the options. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair values as determined in good faith under procedures established by each fund's Board of Directors (Trustees). The ability of issuers of debt securities held by the funds to meet their obligations may be affected by economic or political development in a specific state, industry or region.

    (B) FEDERAL INCOME TAXES

    It is each fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders; accordingly, no Federal income tax provision is required.

    (C) DEFERRED ORGANIZATION EXPENSES

    The following approximate costs were incurred in connection with their organization: Growth and Income -- $96,000 and Investment Quality -- $62,000. These costs have been deferred and are being amortized to expense on a
straight-line  basis  over  sixty  months  from  commencement  of  each   fund's
operations.

    (D) SECURITY TRANSACTIONS AND OTHER INCOME

    Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or

--------------------------------------------------------------------------------
amortized to interest income over the lives of the respective securities. Net investment income, other than class specific expenses and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets, as defined, of each class.

    (E) DIVIDENDS AND DISTRIBUTIONS

    The following table summarizes each fund's dividend and capital gain declaration policy:

                              SHORT-TERM    LONG-TERM
                   INCOME      CAPITAL       CAPITAL
                  DIVIDENDS     GAINS         GAINS
                  ---------  ------------  ------------
Quest for Value   annually     annually      annually
Opportunity       annually     annually      annually
Small
 Capitalization   annually     annually      annually
Growth and
 Income           quarterly    annually      annually
U.S. Government    daily *    quarterly      annually
Investment
 Quality           daily *     annually      annually
* paid monthly.

    Each fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. Accordingly, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-surplus. Net investment income(loss), net realized gain(loss) and net assets were not affected by this change.

    (F) WRITTEN OPTIONS ACCOUNTING POLICIES

    When a fund writes a call option or a put option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If the option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of a closing purchase tranaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If a call option which a fund has written is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchases upon exercise of the option.

    (G) FUTURES ACCOUNTING POLICIES

    Futures contracts are agreements between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash or U.S. Government securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized appreciation or

APRIL 30, 1995

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) depreciation. When a contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded.

    (H) REPURCHASE AGREEMENTS

    U.S. Government enters into repurchase agreements as part of its investment program. The fund's custodian takes possession of collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default by the obligor to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (I) ALLOCATION OF EXPENSES

    Expenses specifically identifiable to a particular fund or class are borne by that fund or class. Other expenses are allocated to each fund or class based on its net assets in relation to the total net assets of all applicable funds or classes or on another reasonable basis. For the six months ended April 30, 1995, transfer and dividend disbursing agent fees accrued to classes A, B and C were $129,947, $12,171 and $3,822, respectively, for Quest for Value; $75,445,
$38,525  and $7,920, respectively, for Opportunity; $68,052, $19,412 and $6,216, respectively, for Small Capitalization; $27,244, $3,447 and $665, respectively, for Growth and Income; $55,832, $4,401 and $2,402, respectively, for U.S. Government and $22,873, $4,242 and $1,891, respectively, for Investment Quality Income.

2. INVESTMENT ADVISORY FEE, ACCOUNTING SERVICES FEE, DISTRIBUTION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of each fund's net assets as of the close of business each day at the following annual rates: 1.00% for Quest for Value, Opportunity and Small Capitalization, respectively; .85% for Growth and Income and .60% for U.S. Government and Investment Quality, respectively. For the six months ended April 30, 1995, the Adviser voluntarily waived $41,225 and $42,245 in investment advisory fees for Growth and Income and Investment Quality, respectively.

    (b) A portion of the accounting services fee for Opportunity, Small Capitalization, Growth and Income, U.S. Government and Investment Quality is payable monthly to the Adviser. These funds reimburse the Adviser for a portion of the salaries of officers and employees of Oppenheimer Capital based upon the amount of time such persons spend in providing services to each fund in accordance with the provisions of the Investment Advisory Agreement. For the six months ended April 30, 1995, the Adviser received $24,374, $26,976, $28,900, $28,155 and $25,181, respectively.

    (c) The funds have adopted a Plan and Agreement of Distribution (the "Plan") pursuant to which each fund is permitted to compensate the Distributor in connection with the distribution of fund shares. Under the Plan, the Distributor has entered into agreements with securities dealers and other financial institutions and organizations to obtain various sales-related services in rendering distribution assistance. To compensate the Distributor for the services it and other dealers under the Plan provide and for the expenses they bear under the Plan, the funds pay the Distributor compensation, accrued daily and payable monthly on each fund's average daily net assets for Class A shares at the following annual rates: .25% for Quest for Value, Opportunity and Small Capitalization, respectively, .05% for U.S. Government and .15% for Investment Quality and Growth and Income, respectively. Each fund's Class A shares also pay a service fee at the annual rate of .25%. Compensation for Class B and Class C shares of each fund is at an annual rate of .75% of average daily net assets. Each fund's Class B and Class C shares also pay a service fee at the annual rate of .25%. Distribution and service fees may be paid by the Distributor to broker dealers or others for providing personal service, maintenance of accounts and ongoing sales or shareholder support functions in connection with the distribution of fund shares. While payments under the plan may not exceed the stated percentage of average daily net assets on an annual basis, the payments are not limited to the amounts actually incurred by the Distributor.

--------------------------------------------------------------------------------

    For the six months ended April 30, 1995, distribution and service fees charged to classes A, B and C were $582,142, $90,112 and $23,001, respectively, for Quest for Value; $461,034, $320,958 and $58,350, respectively, for Opportunity; $290,811, $87,657 and $22,086, respectively, for Small Capitalization; $59,886, $16,582 and $3,024, respectively, for Growth and Income; $173,704, $42,572 and $7,103, respectively, for for U.S. Government and $89,054, $37,698 and $14,285, respectively, for Investment Quality Income.

    (d) Total brokerage commissions paid by Quest for Value, Opportunity, Small Capitalization and Growth and Income were $133,585, $220,756, $192,780 and $56,481, respectively, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $72,545, $95,213, $87,012 and $37,521, respectively, for the six months ended April 30, 1995.

    (e) Oppenheimer & Co., Inc. has informed the funds that it received approximately $175,000, $324,000, $122,000, $15,000, $88,000 and $39,000 in
connection with the sale of Class A shares for Quest for Value, Opportunity, Small Capitalization, Growth and Income, U.S. Government and Investment Quality, respectively, for the six months ended April 30, 1995.

    The Distributor has informed the funds that it received contingent deferred sales charges on the redemption of Class C shares of approximately $200, $1,800, $700, $200, and $200 for Quest for Value, Opportunity, Small Capitalization, U.S. Government and Investment Quality, respectively, for the six months ended April 30, 1995.

    (f) The Distributor has assigned the right to receive the compensation and contingent deferred sales charge on the Class B shares to a bank in return for the banks reimbursement to the Distributor of commissions paid by the Distributor to broker/dealers on Class B shares.

3. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1995, purchases and sales of investment securities, other than short-term securities, were as follows:

              QUEST FOR                    SMALL       GROWTH AND      U.S.      INVESTMENT
                VALUE     OPPORTUNITY  CAPITALIZATION    INCOME     GOVERNMENT     QUALITY
             -----------  -----------  --------------  -----------  -----------  -----------
Purchases    $38,600,646  $118,902,351 $  36,306,804   $15,994,318  $220,176,718 $3,096,231
Sales         46,184,287   20,875,977     46,436,460   19,114,061   246,008,186   1,990,980

    The following table summarizes activity in written option transactions for U.S. Government for the six months ended April 30, 1995:

                                                              CONTRACTS      PREMIUMS
                                                              ----------   ------------
Option contracts written: Outstanding beginning of period             2    $    142,188
Options written                                                      34       2,465,702
Options terminated in closing purchase transaction                  (20)     (1,501,640)
Options exercised                                                    (7)       (503,125)
Options expired                                                      (4)       (301,563)
                                                                     --
                                                                           ------------
Option contracts written: Outstanding end of period                   5    $    301,562
                                                                     --
                                                                     --
                                                                           ------------
                                                                           ------------

APRIL 30, 1995

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. FUND SHARE TRANSACTIONS

    The following tables summarize the fund share activity for the six months ended April 30, 1995 and the year ended October 31, 1994:

                                     QUEST FOR VALUE                   OPPORTUNITY                 SMALL CAPITALIZATION
                               ----------------------------    ----------------------------    ----------------------------
                                SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                  ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                  1995*            1994           1995*            1994           1995*            1994
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS A
  Issued....................     1,887,076       5,077,999       3,177,603       4,781,210       1,168,097       7,804,081
  Dividends and
   distributions
   reinvested...............     1,440,961         797,941         328,864         186,714         181,647         450,409
  Redeemed..................    (2,476,129)     (6,566,112)       (928,610)     (3,470,990)     (1,357,550)     (6,835,042)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease).............       851,908        (690,172)      2,577,857       1,496,934          (7,806)      1,419,448
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS B
  Issued....................       740,489       1,020,362       2,702,721       2,145,988         308,792         936,328
  Dividends and
   distributions
   reinvested...............        94,418          10,514          98,923           6,821          26,272           9,286
  Redeemed..................      (100,601)        (44,566)       (174,841)        (54,500)       (103,762)        (50,575)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase............       734,306         986,310       2,626,803       2,098,309         231,302         895,039
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS C
  Issued....................       231,783         289,679         600,865         367,367         166,967         205,454
  Dividends and
   distributions
   reinvested...............        25,381           1,106          17,240           1,789           5,721           1,176
  Redeemed..................       (38,705)        (22,509)        (40,221)        (13,680)        (23,965)        (13,923)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase............       218,459         268,276         577,884         355,476         148,723         192,707
                               ------------    ------------    ------------    ------------    ------------    ------------
      Total net increase....     1,804,673         564,414       5,782,544       3,950,719         372,219       2,507,194
                               ------------    ------------    ------------    ------------    ------------    ------------
                               ------------    ------------    ------------    ------------    ------------    ------------

                                    GROWTH AND INCOME                U.S. GOVERNMENT                INVESTMENT QUALITY
                               ----------------------------    ----------------------------    ----------------------------
                                SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                  ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                  1995*            1994           1995*            1994           1995*            1994
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS A
  Issued....................       240,232         591,037         764,507       1,484,549         347,221       1,194,443
  Dividends and
   distributions
   reinvested...............       186,609         506,743         286,809         839,276         116,979         263,168
  Redeemed..................      (266,050)       (600,435)     (1,972,889)     (6,552,668)       (815,458)     (1,940,417)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease).............       160,791         497,345        (921,573)     (4,228,843)       (351,258)       (482,806)
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS B
  Issued....................       121,157         269,571         350,917         594,901         294,053         614,495
  Dividends and
   distributions
   reinvested...............        18,473          19,104          15,011          16,698          20,468          18,150
  Redeemed..................       (19,727)        (26,407)        (67,374)        (86,599)        (85,574)        (77,488)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase............       119,903         262,268         298,554         525,000         228,947         555,157
                               ------------    ------------    ------------    ------------    ------------    ------------
CLASS C
  Issued....................        40,779          33,894          61,226         123,553          58,013         290,357
  Dividends and
   distributions
   reinvested...............         3,054           2,697           3,354           4,123           4,105           9,047
  Redeemed..................        (2,092)           (469)         (8,544)        (25,877)         (4,928)        (41,081)
                               ------------    ------------    ------------    ------------    ------------    ------------
    Net increase............        41,741          36,122          56,036         101,799          57,190         258,323
                               ------------    ------------    ------------    ------------    ------------    ------------
      Total net increase
       (decrease)...........       322,435         795,735        (566,983)     (3,602,044)        (65,121)        330,674
                               ------------    ------------    ------------    ------------    ------------    ------------
                               ------------    ------------    ------------    ------------    ------------    ------------

 *Unaudited.

--------------------------------------------------------------------------------

5. UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

    At April 30, 1995, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                                  APPRECIATION   (DEPRECIATION)      NET          TAX COST
                                  ------------   -------------   ------------   -------------
Quest for Value                   $51,733,096    $ (1,752,244)   $ 49,980,852   $ 231,903,854
Opportunity                        49,286,577      (1,812,363)     47,474,214     306,602,498
Small Capitalization               10,004,767      (7,766,524)      2,238,243     138,815,958
Growth and Income                   2,889,041      (1,284,031)      1,605,010      37,028,918
U.S. Government                       966,818      (8,766,967)     (7,800,149)    144,810,919
Investment Quality                  1,588,495      (2,012,166)       (423,671)     57,332,480

6. AUTHORIZED FUND SHARES AND PAR VALUE PER SHARE

                                  QUEST                          SMALL          GROWTH         U.S.       INVESTMENT
                                FOR VALUE    OPPORTUNITY    CAPITALIZATION    AND INCOME    GOVERNMENT      QUALITY
                               -----------   ------------   ---------------   -----------   -----------   -----------
Authorized fund shares         35,000,000     unlimited        unlimited       unlimited     unlimited     unlimited
Par value per share               $1.00          $.01            $.01            $.01          $.01          $.01

7. DIVIDENDS AND DISTRIBUTIONS

    The following tables summarize the per share dividends and distributions made for the six months ended April 30, 1995 and the year ended October 31, 1994:

                                   QUEST FOR VALUE               OPPORTUNITY            SMALL CAPITALIZATION
                              -------------------------   -------------------------   -------------------------
                              SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                 ENDED      YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                               APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                 1995*         1994          1995*         1994          1995*         1994
                              -----------   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME:
  Class A...................  $    0.083    $    0.040    $    0.117    $    0.326            --            --
  Class B...................       0.074         0.031         0.117         0.313            --            --
  Class C...................       0.081         0.033         0.117         0.312            --            --
NET REALIZED GAINS:
  Class A...................  $    0.828    $    0.469    $    0.614    $    0.219    $    0.415    $    1.331
  Class B...................       0.828         0.469         0.614         0.219         0.415         1.331
  Class C...................       0.828         0.469         0.614         0.219         0.415         1.331

                                  GROWTH AND INCOME            U.S. GOVERNMENT           INVESTMENT QUALITY
                              -------------------------   -------------------------   -------------------------
                              SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                 ENDED      YEAR ENDED       ENDED      YEAR ENDED       ENDED      YEAR ENDED
                               APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,
                                 1995*         1994          1995*         1994          1995*         1994
                              -----------   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME:
  Class A...................  $    0.182    $    0.319    $    0.322    $    0.593    $    0.362    $    0.680
  Class B...................       0.162         0.265         0.284         0.510         0.332         0.609
  Class C...................       0.142         0.261         0.279         0.509         0.329         0.608
NET REALIZED GAINS:
  Class A...................  $    0.422    $    1.669    $    0.013    $    0.213            --    $    0.069
  Class B...................       0.422         1.669         0.013         0.213            --         0.069
  Class C...................       0.422         1.669         0.013         0.213            --         0.069

 *Unaudited.

8. FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

    At April 30, 1995, U.S. Government had written options outstanding. Written options have elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The fund, as a writer of an option, has no control over whether the option is exercised. The underlying security may be sold and, as a result, the fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                DIVIDENDS AND DISTRIBUTIONS
                                  -----------------------------------   ---------------------------------------
                                                 Net                                  Distributions
                                              Realized                   Dividends        to
                                                 and                        to        Shareholders                 Net
                     Net Asset       Net      Unrealized                Shareholders   from Net        Total      Asset
                      Value,      Investment    Gain      Total from     from Net      Realized      Dividends    Value,
                     Beginning     Income     (Loss) on   Investment    Investment      Gain on         and       End of   Total
                     of Period     (Loss)     Investments Operations      Income      Investments   Distributions Period  Return*
Quest for Value Fund, Inc.
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                  $12.59        $ 0.06      $ 1.00        $ 1.06        $(0.08)       $(0.83)       $(0.91)   $12.74   9.52%
 YEAR ENDED
 OCTOBER 31,
  1994                 12.51          0.09        0.50          0.59         (0.04)        (0.47)        (0.51)   12.59    5.01%
  1993                 11.71          0.05        1.34          1.39         (0.05)        (0.54)        (0.59)   12.51   12.27%
  1992                 10.61          0.04        1.77          1.81         (0.07)        (0.64)        (0.71)   11.71   18.45%
  1991                  7.84          0.09        2.84          2.93         (0.16)        --            (0.16)   10.61   37.94%
  1990 (2)              9.85          0.18       (1.38)        (1.20)        (0.26)        (0.55)        (0.81)    7.84   (13.43%)
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   12.53          0.03        0.99          1.02         (0.07)        (0.83)        (0.90)   12.65    9.23%
 YEAR ENDED
 OCTOBER 31, 1994      12.51          0.02        0.50          0.52         (0.03)        (0.47)        (0.50)   12.53    4.43%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              12.66(3)      (0.01)      (0.14)        (0.15)        --            --            --       12.51   (1.19%)
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   12.52          0.03        1.00          1.03         (0.08)        (0.83)        (0.91)   12.64    9.31%
 YEAR ENDED
 OCTOBER 31, 1994      12.50          0.01        0.51          0.52         (0.03)        (0.47)        (0.50)   12.52    4.45%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              12.66(3)      (0.01)      (0.15)        (0.16)        --            --            --       12.50   (1.26%)

                                                   RATIOS
                               ----------------------------------------------
                                                   Ratio of Net
                       Net     Ratio of Net         Investment
                     Assets     Operating             Income
                     End of    Expenses to          (Loss) to          Portfolio
                     Period    Average Net         Average Net         Turnover
                     (000's)      Assets              Assets            Rate
Quest for Value Fund, Inc.
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                $ 251,821   1.69%(1,5)          0.97%(1,5)            17%
 YEAR ENDED
 OCTOBER 31,
  1994                238,085   1.71%               0.72%                 49%
  1993                245,320   1.75%               0.40%                 27%
  1992                142,939   1.75%               0.53%                 41%
  1991                 79,914   1.83%               1.06%                 48%
  1990 (2)             49,740   1.82%               1.71%                 51%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   23,805   2.21%(1,5)          0.45%(1,5)            17%
 YEAR ENDED
 OCTOBER 31, 1994      14,373   2.24%               0.14%                 49%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993               2,015   2.27%(5)           (1.19%)(5)             27%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    6,375   2.24%(1,5)          0.43%(1,5)            17%
 YEAR ENDED
 OCTOBER 31, 1994       3,581   2.28%               0.09%                 49%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 221   2.27%(5)           (0.90%)(5)             27%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $234,786,678, $18,171,756, $4,638,234, RESPECTIVELY.
(2) SHARE AND PER SHARE DATA HAVE BEEN RETROACTIVELY RESTATED TO REFLECT A 200% STOCK DIVIDEND AS OF JULY 1, 1991.

                                 INCOME FROM INVESTMENT OPERATIONS
                                -----------------------------------         DIVIDENDS AND DISTRIBUTIONS
                                               Net                    ---------------------------------------
                                            Realized                                Distributions
                                               and                     Dividends        to
                                             Unreal-                      to        Shareholders                 Net
                   Net Asset     Net In-    ized Gain                 Shareholders   from Net                   Asset
                  Value, Be-    vestment    (Loss) on   Total from     from Net      Realized     Total Divi-   Value,   Total
                  ginning of     Income        In-      Investment    Investment      Gain on      dends and    End of    Re-
                    Period       (Loss)     vestments   Operations      Income      Investments   Distributions Period   turn*
Opportunity Fund
Class A,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)           $19.69        $ 0.12      $ 2.25        $ 2.37        $(0.12)       $(0.61)       $(0.73)   $  21.33    12.66%
 YEAR ENDED
 OCTOBER 31,
  1994               18.71          0.18        1.35          1.53         (0.33)        (0.22)        (0.55)      19.69     8.41%
  1993               16.73          0.35        2.02          2.37         (0.07)        (0.32)        (0.39)      18.71    14.34%
  1992               14.29          0.09        2.93          3.02         (0.03)        (0.55)        (0.58)      16.73    21.93%
  1991                9.74          0.03        4.78          4.81         (0.23)        (0.03)        (0.26)      14.29    50.44%
  1990               11.59          0.25       (1.64)        (1.39)        (0.22)        (0.24)        (0.46)       9.74   (12.62%)
Class B,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)            19.59          0.07        2.23          2.30         (0.12)        (0.61)        (0.73)      21.16    12.36%
 YEAR ENDED
 OCTOBER 31,
 1994                18.70          0.08        1.34          1.42         (0.31)        (0.22)        (0.53)      19.59     7.84%
 SEPTEMBER 2,
 1993 (4) TO
 OCTOBER 31,
 1993                18.73(3)       0.02       (0.05)        (0.03)        --            --            --          18.70    (0.16%)
Class C,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)            19.58          0.07        2.23          2.30         (0.12)        (0.61)        (0.73)      21.15    12.37%
 YEAR ENDED
 OCTOBER 31,
 1994                18.70          0.08        1.33          1.41         (0.31)        (0.22)        (0.53)      19.58     7.78%
 SEPTEMBER 2,
 1993 (4) TO
 OCTOBER 31,
 1993                18.73(3)       0.02       (0.05)        (0.03)        --            --            --          18.70    (0.16%)

                                               RATIOS
                             -------------------------------------------
                                                Ratio of
                              Ratio of             Net
                     Net         Net           Investment
                   Assets     Operating          Income
                   End of    Expenses to        (Loss) to        Portfolio
                   Period    Average Net       Average Net       Turnover
Opportunity Fund   (000's)     Assets            Assets           Rate
Class A,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)         $ 231,881      1.71%(1,5)        1.25%(1,5)       10%
 YEAR ENDED
 OCTOBER 31,
  1994              163,340      1.78%             0.96%            42%
  1993              127,225      1.83%             2.69%            24%
  1992               40,563      2.27%             0.72%            32%
  1991                8,446      2.35%(2)          0.30%(2)         88%
  1990                4,570      2.00%(2)          2.30%(2)        206%
Class B,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)           102,353      2.24%(1,5)        0.75%(1,5)       10%
 YEAR ENDED
 OCTOBER 31,
 1994                43,317      2.34%             0.43%            42%
 SEPTEMBER 2,
 1993 (4) TO
 OCTOBER 31,
 1993                 2,115      2.52%(5)          1.32%(5)         24%
Class C,
 SIX MONTHS
 ENDED APRIL 30,
 1995 (6)            20,091      2.26%(1,5)        0.73%(1,5)       10%
 YEAR ENDED
 OCTOBER 31,
 1994                 7,289      2.35%             0.43%            42%
 SEPTEMBER 2,
 1993 (4) TO
 OCTOBER 31,
 1993                   313      2.52%(5)          1.13%(5)         24%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $185,941,734, $64,723,666, $11,766,750, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.33% AND (0.68%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 3.69% AND 0.61%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990.
------------------------------
(3)  OFFERING PRICE.
(4)  INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5)  ANNUALIZED.
(6)  UNAUDITED.
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

--------------------------------------------------------------------------------

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                DIVIDENDS AND DISTRIBUTIONS
                                  -----------------------------------   ---------------------------------------
                                                 Net                                  Distributions
                                              Realized                                to
                                                 and                     Dividends    Shareholders
                                              Unrealized                    to         from Net                    Net
                     Net Asset       Net        Gain                    Shareholders   Realized        Total      Asset
                      Value,      Investment   (Loss)     Total from     from Net        Gain        Dividends    Value,
                     Beginning     Income        on       Investment    Investment        on            and       End of   Total
                     of Period     (Loss)     Investments Operations      Income      Investments   Distributions Period  Return*
Small Capitalization Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                  $16.33        $ 0.05      $ 0.22        $ 0.27        $--           $(0.42)       $(0.42)   $16.18   1.71%
 YEAR ENDED
 OCTOBER 31,
  1994                 17.68         (0.03)       0.01         (0.02)        --            (1.33)        (1.33)   16.33    0.04%
  1993                 14.60         (0.04)       4.26          4.22         --            (1.14)        (1.14)   17.68   30.21%
  1992                 13.52          0.00        1.50          1.50         --            (0.42)        (0.42)   14.60   11.60%
  1991                  8.80         (0.05)       4.85          4.80         (0.08)        --            (0.08)   13.52   55.01%
  1990                 10.91          0.07       (2.04)        (1.97)        (0.08)        (0.06)        (0.14)    8.80   (18.33%)
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   16.24         (0.01)       0.22          0.21         --            (0.42)        (0.42)   16.03    1.35%
 YEAR ENDED
 OCTOBER 31, 1994      17.66         (0.11)       0.02         (0.09)        --            (1.33)        (1.33)   16.24   (0.39%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              17.19(3)      (0.02)       0.49          0.47         --            --            --       17.66    2.73%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   16.23          0.00        0.22          0.22         --            (0.42)        (0.42)   16.03    1.41%
 YEAR ENDED
 OCTOBER 31, 1994      17.67         (0.13)       0.02         (0.11)        --            (1.33)        (1.33)   16.23   (0.51%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              17.19(3)      (0.02)       0.50          0.48         --            --            --       17.67    2.79%

                                                   RATIOS
                               ----------------------------------------------
                                                   Ratio of Net
                       Net     Ratio of Net         Investment
                     Assets     Operating             Income
                     End of      Expenses             (Loss)           Portfolio
                     Period     to Average          to Average         Turnover
                     (000's)    Net Assets          Net Assets          Rate
Small Capitalization Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                $ 118,909   1.80%(1,5)          0.56%(1,5)            29%
 YEAR ENDED
 OCTOBER 31,
  1994                120,102   1.88%              (0.14%)                67%
  1993                104,898   1.89%              (0.36%)                74%
  1992                 39,693   2.11%              (0.04%)                95%
  1991                 20,686   2.25%(2)           (0.41%)(2)            103%
  1990                  1,880   2.00%(2)            0.71%(2)              18%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   19,564   2.37%(1,5)         (0.01%)(1,5)           29%
 YEAR ENDED
 OCTOBER 31, 1994      16,144   2.48%              (0.70%)                67%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993               1,754   2.57%(5)           (1.15%)(5)             74%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    5,670   2.35%(1,5)         (0.01%)(1,5)           29%
 YEAR ENDED
 OCTOBER 31, 1994       3,344   2.59%              (0.81%)                67%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 235   2.57%(5)           (1.20%)(5)             74%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $117,288,229, $17,676,777, $4,453,700, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.27% AND (1.43%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 5.82% AND (3.11%), RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990.

Growth and Income Fund

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                DIVIDENDS AND DISTRIBUTIONS
                                  -----------------------------------   ---------------------------------------
                                                 Net                                  Distributions
                                              Realized                                to
                                                 and                     Dividends    Shareholders
                                              Unrealized                    to         from Net                    Net
                     Net Asset       Net        Gain                    Shareholders   Realized        Total      Asset
                      Value,      Investment   (Loss)     Total from     from Net        Gain        Dividends    Value,
                     Beginning     Income        on       Investment    Investment        on            and       End of   Total
                     of Period     (Loss)     Investments Operations      Income      Investments   Distributions Period  Return*
Growth and Income Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                  $10.09        $ 0.18      $ 0.67        $ 0.85        $(0.18)       $(0.42)       $(0.60)   $10.34   9.11%
 YEAR ENDED
 OCTOBER 31,
  1994                 11.24          0.32        0.55          0.87         (0.32)        (1.70)        (2.02)   10.09    8.64%
  1993                 10.80          0.30        0.73          1.03         (0.26)        (0.33)        (0.59)   11.24    9.93%
 NOVEMBER 4, 1991
 (7) TO OCTOBER
 31, 1992              10.00(3)       0.28        0.80          1.08         (0.28)        --            (0.28)   10.80   10.84%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   10.07          0.16        0.66          0.82         (0.16)        (0.42)        (0.58)   10.31    8.79%
 YEAR ENDED
 OCTOBER 31, 1994      11.23          0.25        0.56          0.81         (0.27)        (1.70)        (1.97)   10.07    7.96%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              11.21(3)       0.04        0.05          0.09         (0.07)        --            (0.07)   11.23    0.81%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   10.07          0.14        0.67          0.81         (0.14)        (0.42)        (0.56)   10.32    8.67%
 YEAR ENDED
 OCTOBER 31, 1994      11.23          0.24        0.56          0.80         (0.26)        (1.70)        (1.96)   10.07    7.91%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              11.21(3)       0.04        0.05          0.09         (0.07)        --            (0.07)   11.23    0.81%

                                                   RATIOS
                               ----------------------------------------------
                                                   Ratio of Net
                       Net     Ratio of Net         Investment
                     Assets     Operating             Income
                     End of      Expenses             (Loss)           Portfolio
                     Period     to Average          to Average         Turnover
                     (000's)    Net Assets          Net Assets          Rate
Growth and Income Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                $  32,969   1.92%(1,2,5)        3.78%(1,2,5)          63%
 YEAR ENDED
 OCTOBER 31,
  1994                 30,576   1.86%(2)            3.16%(2)             113%
  1993                 28,466   1.90%(2)            2.66%(2)             192%
 NOVEMBER 4, 1991
 (7) TO OCTOBER
 31, 1992               8,057   2.23%(2,5)          2.73%(2,5)            77%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    4,231   2.49%(1,2,5)        3.25%(1,2,5)          63%
 YEAR ENDED
 OCTOBER 31, 1994       2,928   2.47%(2)            2.53%(2)             113%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 319   2.49%(2,5)          1.83%(2,5)           192%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                      897   2.77%(1,2,5)        3.00%(1,2,5)          63%
 YEAR ENDED
 OCTOBER 31, 1994         455   2.62%(2)            2.39%(2)             113%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 102   2.49%(2,5)          2.18%(2,5)           192%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $30,191,320, $3,343,785, $609,761, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED A PORTION OF ITS FEES. IF SUCH WAIVER HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 2.17% AND 3.53%, ANNUALIZED, RESPECTIVELY, FOR THE SIX MONTHS ENDED APRIL 30, 1995, 2.32% AND 2.70%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 2.18% AND 2.38%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993 AND 2.98% AND 1.98%, ANNUALIZED, RESPECTIVELY, FOR THE PERIOD NOVEMBER 4, 1991 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1992. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.73% AND 3.01%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 3.00% AND 2.77%, ANNUALIZED, RESPECTIVELY, FOR CLASS C, FOR THE SIX MONTHS ENDED APRIL 30, 1995, 2.93% AND 2.07%, RESPECTIVELY, FOR CLASS B AND 3.10% AND 1.91%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 2.88% AND 1.44%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 2.87% AND 1.80%, ANNUALIZED, RESPECTIVELY, FOR CLASS C, FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.
------------------------------
(3)  OFFERING PRICE.
(4)  INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5)  ANNUALIZED.
(6)  UNAUDITED.
(7)  COMMENCEMENT OF OPERATIONS.
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                DIVIDENDS AND DISTRIBUTIONS
                                  -----------------------------------   ---------------------------------------
                                                 Net                                  Distributions
                                              Realized                   Dividends        to
                                                 and                        to        Shareholders                 Net
                     Net Asset       Net      Unrealized                Shareholders   from Net        Total      Asset
                      Value,      Investment    Gain      Total from     from Net      Realized      Dividends    Value,
                     Beginning     Income     (Loss) on   Investment    Investment      Gain on         and       End of   Total
                     of Period     (Loss)     Investments Operations      Income      Investments   Distributions Period  Return*
U.S. Government Income F und
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                  $10.79        $ 0.32      $ 0.26        $ 0.58        $(0.32)       $(0.01)       $(0.33)   $11.04   5.50%
 YEAR ENDED
 OCTOBER 31,
  1994                 12.08          0.59       (1.08)        (0.49)        (0.59)        (0.21)        (0.80)   10.79   (4.15%)
  1993                 11.92          0.65        0.35          1.00         (0.68)        (0.16)        (0.84)   12.08    8.55%
  1992                 11.80          0.74        0.18          0.92         (0.74)        (0.06)        (0.80)   11.92    7.98%
  1991                 11.35          0.85        0.61          1.46         (0.86)        (0.15)        (1.01)   11.80   13.40%
  1990                 11.50          0.93       (0.06)         0.87         (0.93)        (0.09)        (1.02)   11.35    7.98%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   10.79          0.28        0.26          0.54         (0.28)        (0.01)        (0.29)   11.04    5.14%
 YEAR ENDED
 OCTOBER 31, 1994      12.08          0.51       (1.08)        (0.57)        (0.51)        (0.21)        (0.72)   10.79   (4.84%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              12.13(3)       0.08       (0.04)         0.04         (0.08)        (0.01)        (0.09)   12.08    0.29%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   10.79          0.28        0.26          0.54         (0.28)        (0.01)        (0.29)   11.04    5.09%
 YEAR ENDED
 OCTOBER 31, 1994      12.08          0.51       (1.08)        (0.57)        (0.51)        (0.21)        (0.72)   10.79   (4.84%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              12.13(3)       0.08       (0.04)         0.04         (0.08)        (0.01)        (0.09)   12.08    0.34%

                                                   RATIOS
                               ----------------------------------------------
                                                   Ratio of Net
                       Net     Ratio of Net         Investment
                     Assets     Operating             Income
                     End of      Expenses             (Loss)           Portfolio
                     Period     to Average          to Average         Turnover
                     (000's)    Net Assets          Net Assets          Rate
U.S. Government Income Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                $ 115,898   1.27%(1,5)          5.99%(1,5)           205%
 YEAR ENDED
 OCTOBER 31,
  1994                123,257   1.20%(2)            5.19%(2)             126%
  1993                189,091   1.15%(2)            5.33%(2)             315%
  1992                151,197   1.15%(2)            6.26%(2)             207%
  1991                 82,400   1.15%(2)            7.24%(2)             309%
  1990                 52,742   1.15%(2)            8.21%(2)             101%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                   10,280   1.93%(1)            5.18%(1)             205%
 YEAR ENDED
 OCTOBER 31, 1994       6,813   1.92%(2)            4.53%(2)             126%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993               1,286   1.85%(2,5)          3.07%(2,5)           315%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    1,872   2.05%(1)            5.14%(1)             205%
 YEAR ENDED
 OCTOBER 31, 1994       1,224   1.94%(2)            4.57%(2)             126%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 141   1.85%(2,5)          3.89%(2,5)           315%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $116,762,622, $8,585,009, $1,432,342, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 1.23% AND 5.16%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994, 1.20% AND 5.28%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993, 1.17% AND 6.24%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1992, 1.46% AND 6.93%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1991 AND 1.44% AND 7.92%,
     RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1990. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.93% AND 4.52%, RESPECTIVELY, FOR CLASS B AND 1.95% AND 4.56%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 1.96% AND 2.96%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 1.96% AND 3.78%, ANNUALIZED, RESPECTIVELY, FOR CLASS C, FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.

                                              INCOME FROM
                                         INVESTMENT OPERATIONS                DIVIDENDS AND DISTRIBUTIONS
                                  -----------------------------------   ---------------------------------------

                                                 Net                                  Distributions
                                              Realized                   Dividends        to
                                                 and                        to        Shareholders                 Net
                     Net Asset       Net      Unrealized                Shareholders   from Net        Total      Asset
                      Value,      Investment    Gain      Total from     from Net      Realized      Dividends    Value,
                     Beginning     Income     (Loss) on   Investment    Investment      Gain on         and       End of   Total
                     of Period     (Loss)     Investments Operations      Income      Investments   Distributions Period  Return*
Investment Quality Income Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                  $ 9.67        $ 0.36      $ 0.52        $ 0.88        $(0.36)       $--           $(0.36)   $10.19   9.28%
 YEAR ENDED
 OCTOBER 31,
  1994                 11.49          0.68       (1.75)        (1.07)        (0.68)        (0.07)        (0.75)    9.67   (9.61%)
  1993                 10.36          0.68        1.19          1.87         (0.68)        (0.06)        (0.74)   11.49   18.64%
  1992                 10.06          0.80        0.30          1.10         (0.80)        --            (0.80)   10.36   11.21%
 DECEMBER 18, 1990
 (7) TO OCTOBER
 31, 1991              10.00(3)       0.71        0.06          0.77         (0.71)        --            (0.71)   10.06    8.11%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    9.67          0.33        0.52          0.85         (0.33)        --            (0.33)   10.19    8.96%
 YEAR ENDED
 OCTOBER 31, 1994      11.49          0.61       (1.75)        (1.14)        (0.61)        (0.07)        (0.68)    9.67   (10.22%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              11.52(3)       0.08       (0.03)         0.05         (0.08)        --            (0.08)   11.49    0.45%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    9.67          0.33        0.52          0.85         (0.33)        --            (0.33)   10.19    8.92%
 YEAR ENDED
 OCTOBER 31, 1994      11.49          0.61       (1.75)        (1.14)        (0.61)        (0.07)        (0.68)    9.67   (10.23%)
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993              11.52(3)       0.09       (0.03)         0.06         (0.09)        --            (0.09)   11.49    0.55%

                                                   RATIOS
                               ----------------------------------------------
                                                   Ratio of Net
                       Net     Ratio of Net         Investment
                     Assets     Operating             Income
                     End of      Expenses             (Loss)           Portfolio
                     Period     to Average          to Average         Turnover
                     (000's)    Net Assets          Net Assets          Rate
Investment Quality Income Fund
Class A,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                $  45,860   1.41%(1,2,5)        7.41%(1,2,5)           4%
 YEAR ENDED
 OCTOBER 31,
  1994                 46,922   1.29%(2)            6.47%(2)              33%
  1993                 61,288   1.20%(2)            6.07%(2)              12%
  1992                 29,701   0.95%(2)            7.62%(2)              18%
 DECEMBER 18, 1990
 (7) TO OCTOBER
 31, 1991              17,235   0.82%(2,5)          8.25%(2,5)            19%
Class B,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    9,293   2.01%(1,2,5)        6.71%(1,2,5)           4%
 YEAR ENDED
 OCTOBER 31, 1994       6,605   1.92%(2)            5.85%(2)              33%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993               1,468   1.84%(2,5)          3.68%(2,5)            12%
Class C,
 SIX MONTHS ENDED
 APRIL 30, 1995
 (6)                    3,306   2.07%(1,2,5)        6.70%(1,2,5)           4%
 YEAR ENDED
 OCTOBER 31, 1994       2,583   1.90%(2)            6.01%(2)              33%
 SEPTEMBER 2, 1993
 (4) TO OCTOBER
 31, 1993                 101   1.84%(2,5)          4.83%(2,5)            12%

(1) AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 1995, FOR CLASSES A, B, AND C WERE $44,895,780, $7,602,107, $2,880,817, RESPECTIVELY.
(2) DURING THE PERIODS PRESENTED ABOVE, THE ADVISER VOLUNTARILY WAIVED ALL OR A PORTION OF ITS FEES AND REIMBURSED THE FUND FOR A PORTION OF ITS OPERATING EXPENSES. IF SUCH WAIVERS AND REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FOR CLASS A WOULD HAVE BEEN 1.26% AND 7.56%, ANNUALIZED, RESPECTIVELY, FOR THE SIX MONTHS ENDED APRIL 30, 1995, 1.59% AND 6.17%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1994, 1.50% AND 5.77%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1993, 1.72% AND 6.85%, RESPECTIVELY, FOR THE YEAR ENDED OCTOBER 31, 1992, AND 2.11% AND 6.96%, ANNUALIZED, RESPECTIVELY, FOR THE PERIOD DECEMBER 18, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1991. THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.86% AND 6.86%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 1.92% AND 6.85%, ANNUALIZED, RESPECTIVELY FOR CLASS C, FOR THE SIX MONTHS ENDED APRIL 30, 1995, 2.23% AND 5.54%, RESPECTIVELY, FOR CLASS B AND 2.21% AND 5.70%, RESPECTIVELY, FOR CLASS C, FOR THE YEAR ENDED OCTOBER 31, 1994 AND 2.07% AND 3.45%, ANNUALIZED, RESPECTIVELY, FOR CLASS B AND 2.06% AND 4.61%, ANNUALIZED, RESPECTIVELY, FOR CLASS C FOR THE PERIOD SEPTEMBER 2, 1993 (INITIAL OFFERING) TO OCTOBER 31, 1993.
------------------------------
(3)  OFFERING PRICE.
(4)  INITIAL OFFERING OF CLASS B AND CLASS C SHARES.
(5)  ANNUALIZED.
(6)  UNAUDITED.
(7)  COMMENCEMENT OF OPERATIONS.
* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, BUT DOES NOT REFLECT DEDUCTIONS FOR SALES CHARGES. AGGREGATE (NOT ANNUALIZED) TOTAL RETURN IS SHOWN FOR ANY PERIOD SHORTER THAN ONE YEAR.

PART C    OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     FINANCIAL STATEMENTS:

          Included in the Prospectus:

                    Financial Highlights

          Included in Part B:

                    AUDITED FINANCIALS: Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets for the two fiscal years ended October 31, 1994, Notes to Financial Statements, Financial Highlights, and Independent Auditors' Report for the fiscal year ended October 31, 1994.


                    UNAUDITED FINANCIALS: Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Motes to Financial Statements and Financial Highlights for the six-month period ended April 30, 1995.


          Included in Part C:

                    None

     EXHIBITS:

          (1) Articles of Incorporation; previously filed as Exhibit 1 to the original Registration Statement on Form N-1 filed on August 10, 1979.

          (2) By Laws; previously filed as Exhibit 2 to the original Registration Statement on Form N-1 filed on August 10, 1979.

          (3)       Not Applicable.

          (4) Specimen Share Certificate; previously filed as Exhibit 4 to the original Registration Statement on Form N-1 filed on August 10, 1979.


          (5)(a)    Investment Advisory Agreement

          (5(b)     Subadvisory Agreement



          (6)(a)    General Distributor's Agreement


          (6)(b)    Dealer Agreement

          (7)       Not Applicable.

          (8) Custody Agreement; previously filed as Exhibit 8 to Post-Effective Amendment No. 17.

          (9)       Not Applicable.

          (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable; previously filed as Exhibit 10 to Pre-Effective Amendment No. 1.

          (11)      Consent of Independent Auditors..

          (12)      Not Applicable.

          (13) Copy of Investment Letter; previously filed with Post-Effective Amendment No. 25 to the Registration Statement for Oppenheimer Time Fund, Inc.

          (14) Model Retirement Plans; previously filed as Exhibit 20 to Post-Effective Amendment No. 20.


          (15)(a) Amended and Restated Distribution and Service Plan and Agreement with respect to Class A shares.



          (15(b) (1) Amended and Restated Distribution and Service Plan and Agreement in respect of Class B shares.






          (15)(c) Amended and Restated Distribution and Service Plan and Agreement with respect to Class C shares.


          (16) Total return information. Previously filed as Exhibit 16 to Post-Effective Amendment No. 16.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          No person is presently controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES



                                                  Number of Record
                                                  Holders as of
          Title of Class                          September 26, 1995
          --------------                          ------------------

          Common Stock . . . . . . . . . . . . . . .    15,370


ITEM 27.  INDEMNIFICATION

          See Registration Statement, Form N-1A, File No. 2-65223, August 16, 1991, Item No. 27, which is incorporated herein by reference.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     (a) Oppenheimer Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

     (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Oppenheimer Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position
with Oppenheimer                   Other Business and Connections
Management Corporation             During the Past Two Years
-----------------------            ------------------------------
Lawrence Apolito,                  None.
Vice President

James C. Ayer, Jr.,                Vice President and Portfolio Manager of
Assistant Vice President           Oppenheimer Gold & Special Minerals Fund and
                                   Oppenheimer Global Emerging Growth Fund.

Victor Babin,                      None.
Senior Vice President

Bruce Bartlett,                    Vice President and Portfolio Manager of
Vice President                     Oppenheimer Total Return Fund, Inc. and
                                   Oppenheimer Variable Account Funds; formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.

Robert J. Bishop                   Assistant Treasurer of the OppenheimerFunds
Assistant Vice President           (listed below); previously a Fund Controller
                                   for Oppenheimer Management Corporation (the
                                   "Manager").

George Bowen                       Treasurer of the New York-based
Senior Vice President              OppenheimerFunds; Vice President, Secretary
and Treasurer                      and Treasurer of the Denver-based
                                   OppenheimerFunds. Vice President and
                                   Treasurer of Oppenheimer Funds Distributor,
                                   Inc. (the "Distributor") and HarbourView
                                   Asset Management Corporation
                                   ("HarbourView"), an investment adviser
                                   subsidiary of OMC; Senior Vice President,
                                   Treasurer, Assistant Secretary and a
                                   director of Centennial Asset Management
                                   Corporation ("Centennial"), an investment adviser subsidiary of the Manager; Vice
                                   President, Treasurer and Secretary of
                                   Shareholder Services, Inc. ("SSI") and
                                   Shareholder Financial Services, Inc.
                                   ("SFSI"), transfer agent subsidiaries of
                                   OMC; President, Treasurer and Director of
                                   Centennial Capital Corporation; Vice
                                   President and Treasurer of Main Street
                                   Advisers; formerly Senior Vice President/
                                   Comptroller and Secretary of Oppenheimer
                                   Asset Management Corporation ("OAMC"), an investment adviser which was a subsidiary of the OMC.

Michael A. Carbuto,                Vice President and Portfolio Manager of
Vice President                     Oppenheimer Tax-Exempt Cash Reserves,
                                   Centennial California Tax Exempt Trust,

                                   Centennial New York Tax Exempt Trust and
                                   Centennial Tax Exempt Trust; Vice President of Centennial.

William Colbourne,                 Formerly, Director of Alternative Staffing
Assistant Vice President           Resources, and Vice President of Human
                                   Resources, American Cancer Society.

Lynn Coluccy, Vice President       Formerly Vice President\Director of Internal
                                   Audit of the Manager.

O. Leonard Darling,                Formerly Co-Director of Fixed Income for
Executive Vice President           State Street Research & Management Co.

Robert A. Densen,                  None.
Senior Vice President

Robert Doll, Jr.,                  Vice President and Portfolio Manager of
Executive Vice President           Oppenheimer Growth Fund, Oppenheimer
                                   Target Fund and Oppenheimer Variable Account
                                   Funds; Senior Vice President and
                                   Portfolio Manager of Strategic Income &
                                   Growth Fund.

John Doney, Vice President         Vice President and Portfolio Manager of
                                   Oppenheimer Equity Income Fund.

Andrew J. Donohue,                 Secretary of the New York-based
Executive Vice President           OppenheimerFunds; Vice President of the
& General Counsel                  Denver-based OppenheimerFunds; Executive
                                   Vice President, Director and General Counsel of the Distributor; formerly Senior Vice
                                   President and Associate General Counsel of the Manager and the Distributor.

Kenneth C. Eich,                   Treasurer of Oppenheimer Acquisition
Executive Vice President/          Corporation
Chief Financial Officer

George Evans, Vice President       Vice President and Portfolio Manager of
                                   Oppenheimer Global Securities Fund.

Scott Farrar,                      Assistant Treasurer of the OppenheimerFunds;
Assistant Vice President           previously a Fund Controller for the
                                   Manager.

Katherine P.Feld                   Vice President and Secretary of Oppenheimer
Vice President and                 Funds Distributor, Inc.; Secretary of
Secretary                          HarbourView, Main Street Advisers, Inc. and
                                   Centennial; Secretary, Vice President and
                                   Director of Centennial Capital Corp.

Jon S. Fossel,                     President and director of Oppenheimer
Chairman of the Board,             Acquisition Corp. ("OAC"), the Manager's
Chief Executive Officer            parent holding company; President, CEO and
and Director                       a director of HarbourView; a director of SSI
                                   and SFSI; President, Director, Trustee, and
                                   Managing General Partner of the Denver-based
                                   OppenheimerFunds; formerly President of the
                                   Manager. President and Chairman of the Board of Main Street Advisers, Inc.

Robert G. Galli,                   Trustee of the New York-based
Vice Chairman                      OppenheimerFunds; Vice President and Counsel
                                   of OAC; formerly he held the following
                                   positions: a director of the Distributor, Vice President and a director of HarbourView and Centennial, a director of SFSI and SSI, an officer of other OppenheimerFunds and Executive Vice President & General Counsel of the Manager and the Distributor.

Linda Gardner,                     None.
Assistant Vice President

Ginger Gonzalez,                   Formerly 1st Vice President/Director of
Vice President                     Creative Services for Shearson Lehman
                                   Brothers.

Dorothy Grunwager,                 None.
Assistant Vice President

Caryn Halbrecht,                   Vice President and Portfolio Manager of
Vice President                     Oppenheimer Insured Tax-Exempt Bond Fund and
                                   Oppenheimer Intermediate Tax Exempt Bond
                                   Fund; an officer of other OppenheimerFunds;
                                   formerly Vice President of Fixed Income
                                   Portfolio Management at Bankers Trust.

Barbara Hennigar,                  President and Director of Shareholder
President and Chief                Financial Service, Inc.
Executive Officer of
Oppenheimer Shareholder
Services, a division of OMC.

Alan Hoden, Vice President         None.

Merryl Hoffman,                    None.
Vice President

Scott T. Huebl,                    None.
Assistant Vice President

Jane Ingalls,                      Formerly a Senior Associate with Robinson,
Assistant Vice President           Lake/Sawyer Miller.

Bennett Inkeles,                   Formerly employed by Doremus & Company, an
Assistant Vice President           advertising agency.

Stephen Jobe,                      None.
Vice President

Heidi Kagan                        None.
Assistant Vice President

Avram Kornberg,                    Formerly a Vice President with Bankers
Vice President                     Trust.

Paul LaRocco,                      Portfolio Manager of Oppenheimer Capital
Assistant Vice President           Appreciation Fund; Associate Portfolio
                                   Manager of Oppenheimer Discovery Fund and
                                   Oppenheimer Time Fund.  Formerly a
                                   Securities Analyst for Columbus Circle
                                   Investors.

Mitchell J. Lindauer,              None.
Vice President

Loretta McCarthy,                  None.
Senior Vice President

Bridget Macaskill,                 Director of HarbourView; Director of Main
President and Director             Street Advisers, Inc.; and Chairman of
                                   Shareholder Services, Inc.

Sally Marzouk,                     None.
Vice President

Marilyn Miller,                    Formerly a director of marketing for
Vice President                     TransAmerica Fund Management Company.

Denis R. Molleur,                  None.
Vice President

Kenneth Nadler,                    None.
Vice President

David Negri,                       Vice President and Portfolio Manager of
Vice President                     Oppenheimer Strategic Bond Fund, Oppenheimer
                                   Multiple Strategies Fund, Oppenheimer
                                   Strategic Investment Grade Bond Fund,
                                   Oppenheimer Asset Allocation Fund,
                                   Oppenheimer Strategic Diversified Income
                                   Fund, Oppenheimer Strategic Income Fund,
                                   Oppenheimer Strategic Income & Growth Fund,
                                   Oppenheimer Strategic Short-Term Income
                                   Fund, Oppenheimer High Income Fund and
                                   Oppenheimer Bond Fund; an officer of other
                                   OppenheimerFunds.

Barbara Niederbrach,               None.
Assistant Vice President

Stuart Novek,                      Formerly a Director Account Supervisor for
Vice President                     J. Walter Thompson.

Robert A. Nowaczyk,                None.
Vice President

Robert E. Patterson,               Vice President and Portfolio Manager of
Senior Vice President              Oppenheimer Main Street California Tax-
                                   Exempt Fund, Oppenheimer Insured Tax-Exempt
                                   Bond Fund, Oppenheimer Intermediate Tax-
                                   Exempt Bond Fund, Oppenheimer Florida Tax-
                                   Exempt Fund, Oppenheimer New Jersey Tax-
                                   Exempt Fund, Oppenheimer Pennsylvania Tax-
                                   Exempt Fund, Oppenheimer California Tax-
                                   Exempt Fund, Oppenheimer New York Tax-Exempt
                                   Fund and Oppenheimer Tax-Free Bond Fund;
                                   Vice President of the New York Tax-Exempt
                                   Income Fund, Inc.; Vice President of
                                   Oppenheimer Multi-Sector Income Trust.

Tilghman G. Pitts III,             Chairman and Director of the Distributor.
Executive Vice President
and Director

Jane Putnam,                       Associate Portfolio Manager of Oppenheimer
Assistant Vice President           Growth Fund and Oppenheimer Target Fund and
                                   Portfolio Manager for Oppenheimer Variable
                                   Account Funds-Growth Fund; Senior Investment
                                   Officer and Portfolio Manager with Chemical
                                   Bank.

Russell Read,                      Formerly an International Finance Consultant
Vice President                     for Dow Chemical.

Thomas Reedy,                      Vice President of Oppenheimer Multi-Sector
Vice President                     Income Trust and Oppenheimer Multi-
                                   Government Trust; an officer of other
                                   OppenheimerFunds; formerly a Securities
                                   Analyst for the Manager.

David Robertson,                   None.
Vice President

Adam Rochlin,                      Formerly a product manager for Metropolitan
Assistant Vice President           Life Insurance Company.

David Rosenberg,                   Vice President and Portfolio Manager of
Vice President                     Oppenheimer Limited-Term Government Fund and
                                   Oppenheimer U.S. Government Trust.  Formerly
                                   Vice President and Senior Portfolio Manager for Delaware Investment Advisors.

Richard H. Rubinstein,             Vice President and Portfolio Manager of
Vice President                     Oppenheimer Asset Allocation Fund,
                                   Oppenheimer Fund and Oppenheimer Multiple
                                   Strategies Fund; an officer of other
                                   OppenheimerFunds; formerly Vice President and Portfolio Manager/Security Analyst for
                                   Oppenheimer Capital Corp., an investment adviser.

Lawrence Rudnick,                  Formerly Vice President of Dollar Dry Dock
Assistant Vice President           Bank.

James Ruff,                        None.
Executive Vice President

Ellen Schoenfeld,                  None.
Assistant Vice President

Diane Sobin,                       Vice President and Portfolio Manager of
Vice President                     Oppenheimer Total Return Fund, Inc. and
                                   Oppenheimer Variable Account Funds; formerly a Vice President and Senior Portfolio Manager for Dean Witter InterCapital, Inc.

Nancy Sperte,                      None.
Senior Vice President

Donald W. Spiro,                   President and Trustee of the New York-based
Chairman Emeritus                  OppenheimerFunds; formerly Chairman of the
and Director                       Manager and the Distributor.

Arthur Steinmetz,                  Vice President and Portfolio Manager of
Senior Vice President              Oppenheimer Strategic Diversified Income
                                   Fund, Oppenheimer Strategic Income Fund,
                                   Oppenheimer Strategic Income & Growth Fund,
                                   Oppenheimer Strategic Investment Grade Bond
                                   Fund, Oppenheimer Strategic Short-Term
                                   Income Fund; an officer of other
                                   OppenheimerFunds.

Ralph Stellmacher,                 Vice President and Portfolio Manager of
Senior Vice President              Oppenheimer Champion High Yield Fund and
                                   Oppenheimer High Yield Fund; an officer of other OppenheimerFunds.

John Stoma, Vice President         Formerly Vice President of Pension Marketing
                                   with Manulife Financial.

James C. Swain,                    Chairman, CEO and Trustee, Director or
Vice Chairman of the               Managing Partner of the Denver-based
Board of Directors                 OppenheimerFunds; President and a Director
and Director                       of Centennial; formerly President and
                                   Director of OAMC, and Chairman of the Board of SSI.

James Tobin, Vice President        None.

Jay Tracey, Vice President         Vice President of the Manager; Vice
                                   President and Portfolio Manager of

                                   Oppenheimer Discovery Fund.  Formerly
                                   Managing Director
                                   of Buckingham Capital Management.

Gary Tyc, Vice President,          Assistant Treasurer of the Distributor and
Assistant Secretary                SFSI.
and Assistant Treasurer

Ashwin Vasan,                      Vice President of Oppenheimer Multi-Sector
Vice President                     Income Trust and Oppenheimer Multi-
                                   Government Trust: an officer of other
                                   OppenheimerFunds.

Valerie Victorson,                 None.
Vice President

Dorothy Warmack,                   Vice President and Portfolio Manager of
Vice President                     Daily Cash Accumulation Fund, Inc.,
                                   Oppenheimer Cash Reserves, Centennial
                                   America Fund, L.P., Centennial Government
                                   Trust and Centennial Money Market Trust;
                                   Vice President of Centennial.

Christine Wells,                   None.
Vice President

William L. Wilby,                  Vice President and Portfolio Manager of
Senior Vice President              Oppenheimer Global Fund and Oppenheimer
                                   Global Growth & Income Fund; Vice President of HarbourView; an officer of other
                                   OppenheimerFunds.

Susan Wilson-Perez,                None.
Vice President

Carol Wolf,                        Vice President and Portfolio Manager of
Vice President                     Oppenheimer Money Market Fund, Inc.,
                                   Centennial America Fund, L.P., Centennial
                                   Government Trust, Centennial Money Market
                                   Trust and Daily Cash Accumulation Fund,
                                   Inc.; Vice President of Oppenheimer Multi-
                                   Sector Income Trust; Vice President of
                                   Centennial.

Robert G. Zack,                    Associate General Counsel of the Manager;
Senior Vice President              Assistant Secretary of the OppenheimerFunds;
and Assistant Secretary            Assistant Secretary of SSI, SFSI; an officer
                                   of other OppenheimerFunds.

Eva A. Zeff,                       An officer of certain OppenheimerFunds;
                                   Assistant Vice Presidentformerly a Securities
                                   Analyst for the Manager.

Arthur J. Zimmer,                  Vice President and Portfolio Manager of
Vice President                     Centennial America Fund, L.P., Oppenheimer
                                   Money Fund, Centennial Government Trust,
                                   Centennial Money Market Trust and Daily Cash
                                   Accumulation Fund, Inc.; Vice President of
                                   Oppenheimer Multi-Sector Income Trust; Vice
                                   President of Centennial; an officer of other
                                   OppenheimerFunds.

          The OppenheimerFunds include the New York-based OppenheimerFunds and the Denver-based OppenheimerFunds set forth below:

          New York-based OppenheimerFunds
          Oppenheimer Asset Allocation Fund
          Oppenheimer California Tax-Exempt Fund
          Oppenheimer Discovery Fund
          Oppenheimer Global Emerging Growth Fund
          Oppenheimer Global Fund
          Oppenheimer Global Growth & Income Fund

          Oppenheimer Gold & Special Minerals Fund
          Oppenheimer Growth Fund
          Oppenheimer Money Market Fund, Inc.
          Oppenheimer Multi-Government Trust
          Oppenheimer Multi-Sector Income Trust
          Oppenheimer Multi-State Tax-Exempt Trust
          Oppenheimer New York Tax-Exempt Trust
          Oppenheimer Fund
          Oppenheimer Target Fund
          Oppenheimer Tax-Free Bond Fund
          Oppenheimer U.S. Government Trust

          Denver-based OppenheimerFunds
          Oppenheimer Cash Reserves
          Centennial America Fund, L.P.
          Centennial California Tax Exempt Trust
          Centennial Government Trust
          Centennial Money Market Trust
          Centennial New York Tax Exempt Trust
          Centennial Tax Exempt Trust
          Daily Cash Accumulation Fund, Inc.
          The New York Tax-Exempt Income Fund, Inc.
          Oppenheimer Champion High Yield Fund
          Oppenheimer Equity Income Fund
          Oppenheimer High Yield Fund
          Oppenheimer Integrity Funds
          Oppenheimer International Bond Fund
          Oppenheimer Limited-Term Government Fund
          Oppenheimer Main Street Funds, Inc.
          Oppenheimer Strategic Funds Trust
          Oppenheimer Strategic Income & Growth Fund
          Oppenheimer Strategic Investment Grade Bond Fund
          Oppenheimer Strategic Short-Term Income Fund
          Oppenheimer Tax-Exempt Fund
          Oppenheimer Total Return Fund, Inc.
          Oppenheimer Variable Account Funds

          The address of Oppenheimer Management Corporation, the New York-based OppenheimerFunds, Oppenheimer Funds Distributor, Inc., Harbourview Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

          The address of the Denver-based OppenheimerFunds, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Shareholder Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Main Street Advisers, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Oppenheimer Funds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Oppenheimer Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

     (b) The directors and officers of the Registrant's principal underwriter are:

                              Positions and
Name & Principal              Positions & Offices                Offices with
Business Address              with Underwriter                   Registrant
----------------              -------------------                -------------
George Clarence Bowen+        Vice President & Treasurer         Vice
                                                                 President,
                                                                 Secretary and
                                                                 Treasurer

Christopher Blunt             Vice President                     None
6 Baker Avenue
Westport, CT  06880

Julie Bowers                  Vice President                     None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan              Vice President                     None
1940 Cotswold Drive
Orlando, FL 32825

Mary Ann Bruce*               Senior Vice President -            None
                              Financial Institution Div.

Robert Coli                   Vice President                     None
12 Whitetail Lane
Bedminster, NJ 07921

Ronald T. Collins             Vice President                     None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Mary Crooks+                  Vice President                     None

Paul Della Bovi               Vice President                     None
750 West Broadway
Apt. 5M
Long Beach, NY  11561

Andrew John Donohue*          Executive Vice                     Vice President
                              President & Director

Wendy H. Ehrlich              Vice President                     None
4 Craig Street
Jericho, NY 11753

Kent Elwell                   Vice President                     None
41 Craig Place
Cranford, NJ  07016

John Ewalt                    Vice President                     None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*            Vice President & Secretary         None

Mark Ferro                    Vice President                     None
43 Market Street
Breezy Point, NY 11697

Wendy Fishler*                Vice President-                    None
                              Financial Institution Div.

Wayne Flanagan                Vice President -                   None
36 West Hill Road             Financial Institution Div.
Brookline, NH 03033

Ronald R. Foster              Senior Vice President -            None
11339 Avant Lane              Eastern Division Manager
Cincinnati, OH 45249

Patricia Gadecki              Vice President                     None
6026 First Ave. South,
Apt. 10
St. Petersburg, FL 33707

Luiggino Galleto              Vice President                     None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                    Vice President -                   None
5506 Bryn Mawr                Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                  Vice President/National            None
                              Sales Manager - Financial
                              Institution Div.

Sharon Hamilton               Vice President                     None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                 Vice President                     None
609 Chimney Bluff Drive
Mt. Pleasant, SC 29464

Michael Keogh*                Vice President                     None

Richard Klein                 Vice President                     None
4011 Queen Avenue South
Minneapolis, MN 55410

Hans Klehmet II               Vice President                     None
26542 Love Lane
Ramona, CA 92065

Ilene Kutno*                  Assistant Vice President           None

Wayne A. LeBlang              Senior Vice President -            None
23 Fox Trail                  Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                     Vice President -                   None
7 Maize Court                 Financial Institution Div.
Melville, NY 11747

James Loehle                  Vice President                     None
30 John Street
Cranford, NJ  07016

Laura Mulhall*                Senior Vice President -            None
                              Director of Key Accounts

Charles Murray                Vice President                     None
50 Deerwood Drive
Littleton, CO 80127

Joseph Norton                 Vice President                     None
1550 Bryant Street
San Francisco, CA  94103

Patrick Palmer                Vice President                     None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                 Vice President -                   None
1307 Wandering Way Dr.        Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                 Vice President                     None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit             Vice President                     None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                 Vice President                     None
664 Circuit Road
Portsmouth, NH  03801

Tilghman G. Pitts, III*       Chairman & Director                None

Elaine Puleo*                 Vice President -                   None
                              Financial Institution Div.

Minnie Ra                     Vice President -                   None
109 Peach Street              Financial Institution Div.
Avenel, NJ 07001

Ian Robertson                 Vice President                     None
4204 Summit Wa
Marietta, GA 30066

Robert Romano                 Vice President                     None
1512 Fallingbrook Drive
Fishers, IN 46038

James Ruff*                   President                          None

Timothy Schoeffler            Vice President                     None
3118 N. Military Road
Arlington, VA 22207

Mark Schon                    Vice President                     None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino             Vice President                     None
785 Beau Chene Dr.
Mandeville, LA 70448

James A. Shaw                 Vice President -                   None
5155 West Fair Place          Financial Institution Div.
Littleton, CO 80123

Robert Shore                  Vice President -                   None
26 Baroness Lane              Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker                 Vice President -                   None
2017 N. Cleveland, #2         Financial Institution Div.
Chicago, IL  60614

Michael Stenger               Vice President                     None
C/O America Building
30 East Central Pkwy
Suite 1008
Cincinnati, OH 45202

Paul Stickney                 Vice President                     None
1314 Log Cabin Lane
St. Louis, MO 63124

George Sweeney                Vice President                     None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum          Vice President                     None
7123 Cornelia Lane
Dallas, TX  75214

Dave Thomas                   Vice President -                   None
3410 South Galena St.         Financial Institution Div.
Executive Suites, 3rd Fl.
Denver, CO  80231

Philip St. John Trimble       Vice President                     None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                Assistant Treasurer                None

Mark Stephen Vandehey+        Vice President                     None

Gregory K. Wilson             Vice President                     None
2 Side Hill Road
Westport, CT 06880

Bernard J. Wolocko            Vice President                     None
33915 Grand River
Farmington, MI 48335

William Harvey Young+         Vice President                     None

* Two World Trade Center, New York, NY 10048-0203
+ 3410 South Galena St., Denver, CO 80231

     (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of both Oppenheimer Management Corporation at its offices at 3410 South Galena Street, Denver, Colorado 80231 and MassMutual at its offices at 1295 State Street, Springfield, Massachusetts 01111.

ITEM 31.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 32.  UNDERTAKINGS

          (a)  Not Applicable.

          (b)  Not Applicable.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders upon request and without charge, if the information called for by
Item 5A of Form N-1A is contained in the latest annual report to shareholders.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 29th day of September, 1995.

                                       QUEST FOR VALUE FUND, INC.

                                       /s/   Joseph M. La Motta, President
                                       ---------------------------------------
                                             Joseph M. La Motta, President

Attest:

/s/   Deborah Kaback, Secretary
-------------------------------------
      Deborah Kaback, Secretary

     Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                           QUEST FOR VALUE FUND, INC.

                                                   DATE

/s/  Joseph M. La Motta                            September 29, 1995
---------------------------------------            -------------------
Joseph M. La Motta, President, Director

/s/  Paul Y. Clinton,                              September 29, 1995
---------------------------------------            -------------------
Paul Y. Clinton, Director

/s/  Thomas W. Courtney                            September 29, 1995
---------------------------------------            -------------------
Thomas W. Courtney, Director

/s/  Lacy B. Herrmann                              September 29, 1995
---------------------------------------            -------------------
Lacy B. Herrmann, Director

/s/  George Loft                                   September 29, 1995
---------------------------------------            -------------------
George Loft, Director

/s/  Deborah Kaback                                September 29, 1995
---------------------------------------            -------------------
Deborah Kaback, Secretary

/s/  Sheldon Siegel                                September 29, 1995
---------------------------------------            -------------------
Sheldon Siegel, Treasurer

                           QUEST FOR VALUE FUND, INC.

                                INDEX TO EXHIBITS

EXHIBIT NO.


5(a)      Investment Advisory Agreement



5(b)      Subadvisory Agreement



6(a)      General Distributor's Agreement



6(b)      Dealer Agreement


(11)      Consent of Independent Accountants


(15)(a) Amended and Restated Distribution and Service Plan and Agreement in respect of Class A shares



(15)(b) Amended and Restated Distribution and Service Plan and Agreement in respect of Class B shares



(15)(c) Amended and Restated Distribution and Service Plan and Agreement with respect to Class C shares.